UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900, Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Robert Olson, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Cynthia Beyea Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006-1110
Registrant's telephone number, including area code:		(888) 736-2878

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period January 1, 2024 through June 30, 2024, is filed herewith.

TABLE OF CONTENTS

M Capital Appreciation Fund MFCPX

M International Equity Fund MBEQX

M Large Cap Growth Fund MTCGX

M Large Cap Value Fund MBOVX

M Capital Appreciation Fund

MFCPX

Semi-Annual Shareholder Report June 30, 2024

This Semi-Annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for last six months?

Annual Fund Operating Expenses

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$49	0.98%

Key Fund Statistics

Total Net Assets	$230,656,348
# of Portfolio Holdings	145
Total Advisory Fees Paid	$913,850
Portfolio Turnover Rate	16%

What did the Fund invest in?

The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top Ten Sector Allocation (%)

Industrials	29.8%
Information Technology	20.0%
Health Care	14.5%
Materials	8.7%
Financials	8.3%
Consumer Discretionary	8.0%
Energy	2.8%
Communication Services	2.5%
Real Estate	2.2%
Consumer Staples	0.7%

Top Ten Corporate Issuers (%)

FTAI Aviation Ltd.	2.4%
ATI, Inc.	2.1%
MRC Global, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.6%
Carpenter Technology Corp.	1.6%
Granite Construction, Inc.	1.4%
XPO, Inc.	1.4%
Jabil, Inc.	1.4%
MasTec, Inc.	1.4%
Planet Fitness, Inc.,, Class A	1.3%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit www.mfin.com/m-funds.

Phone: 1-888-736-2878

Email: MFunds@mfin.com

M Capital Appreciation Fund

Semi-Annual Shareholder Report June 30, 2024

MFCPX

M International Equity Fund

MBEQX

Semi-Annual Shareholder Report June 30, 2024

This Semi-Annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for last six months?

Annual Fund Operating Expenses

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$30	0.58%

Key Fund Statistics

Total Net Assets	$244,266,136
# of Portfolio Holdings	3,154
Total Advisory Fees Paid	$311,792
Portfolio Turnover Rate	6%

What did the Fund invest in?

The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	30.7%
Banks	6.6%
Oil, Gas And Consumable Fuels	5.6%
Pharmaceuticals	4.5%
Metals And Mining	3.2%
Insurance	3.1%
Machinery	2.8%
Semiconductors And Semiconductor Equipment	2.3%
Chemicals	2.1%
Automobiles	2.0%
Footnote	Description
Footnote*	Other Investment Companies is comprised primarily of the underlying securities within the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Top Ten Country Allocation (%)

United StatesFootnote Reference*	30.2
Japan	15.3
United Kingdom	9.1
Canada	7.4
Switzerland	5.6
France	5.5
Australia	4.7
Germany	4.5
Netherlands	2.5
Denmark	2.3
Footnote	Description
Footnote*	The United States country allocation is comprised primarily of the underlying securities within the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit www.mfin.com/m-funds.

Phone: 1-888-736-2878

Email: MFunds@mfin.com

M International Equity Fund

Semi-Annual Shareholder Report June 30, 2024

MBEQX

M Large Cap Growth Fund

MTCGX

Semi-Annual Shareholder Report June 30, 2024

This Semi-Annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for last six months?

Annual Fund Operating Expenses

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$41	0.74%

Key Fund Statistics

Total Net Assets	$291,091,498
# of Portfolio Holdings	25
Total Advisory Fees Paid	$762,834
Portfolio Turnover Rate	29%

What did the Fund invest in?

The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Sector Allocation (%)

Information Technology	59.9%
Communication Services	10.2%
Financials	9.8%
Health Care	6.8%
Consumer Discretionary	6.4%
Industrials	4.4%
Consumer Staples	1.8%

Top Ten Corporate Issuers (%)

Microsoft Corp.	12.6%
NVIDIA Corp.	12.5%
Arista Networks, Inc.	6.6%
Amazon.com, Inc.	6.4%
Alphabet, Inc.,, Class A	5.5%
Meta Platforms, Inc.,, Class A	4.7%
Apple, Inc.	4.7%
Intuit, Inc.	4.7%
ASML Holding NV, Registered (Netherlands)	4.4%
Novo Nordisk AS, ADR (Denmark)	4.2%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit www.mfin.com/m-funds.

Phone: 1-888-736-2878

Email: MFunds@mfin.com

M Large Cap Growth Fund

Semi-Annual Shareholder Report June 30, 2024

MTCGX

M Large Cap Value Fund

MBOVX

Semi-Annual Shareholder Report June 30, 2024

This Semi-Annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for last six months?

Annual Fund Operating Expenses

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$33	0.63%

Key Fund Statistics

Total Net Assets	$143,165,139
# of Portfolio Holdings	245
Total Advisory Fees Paid	$299,332
Portfolio Turnover Rate	26%

What did the Fund invest in?

The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top Ten Sector Allocation (%)

Financials	32.0%
Health Care	15.4%
Industrials	11.6%
Energy	9.3%
Consumer Discretionary	7.9%
Consumer Staples	6.3%
Communication Services	5.2%
Information Technology	5.0%
Utilities	3.6%
Materials	3.1%

Top Ten Corporate Issuers (%)

JPMorgan Chase & Co.	5.4%
Bank of America Corp.	2.9%
AbbVie, Inc.	2.8%
Johnson & Johnson	2.7%
Chevron Corp.	2.5%
iShares Russell 1000 Value ETF	2.3%
Wells Fargo & Co.	1.9%
Lowe's Cos., Inc.	1.8%
Verizon Communications, Inc.	1.8%
Caterpillar, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit www.mfin.com/m-funds.

Phone: 1-888-736-2878

Email: MFunds@mfin.com

M Large Cap Value Fund

Semi-Annual Shareholder Report June 30, 2024

MBOVX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments is contained in the Report to Shareholders filed under Item 7(a) of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  The Registrant's Financial Statements are attached herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Financial Statements
June 30, 2024

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Value (Note 1)
	COMMON STOCKS—68.5%
	Australia—4.7%
4,611	29Metals Ltd.†,*	$1,292
13,414	Accent Group Ltd.	17,315
3,859	AGL Energy Ltd.	27,880
4,977	ALS Ltd.	46,515
1,335	Altium Ltd.	60,586
36,996	Alumina Ltd.*	41,833
4,005	Amotiv Ltd.†	28,053
45,536	AMP Ltd.	33,263
2,792	Ampol Ltd.	60,235
2,658	Ansell Ltd.	47,077
12,134	ANZ Group Holdings Ltd.	228,591
8,093	APA Group	43,137
4,679	Appen Ltd.†,*	1,467
1,188	ARB Corp. Ltd.†	29,822
4,576	Aristocrat Leisure Ltd.	151,900
978	ASX Ltd.†	39,145
10,882	Atlas Arteria Ltd.	37,095
509	AUB Group Ltd.†	10,760
31,634	Aurizon Holdings Ltd.	77,026
5,745	Aussie Broadband Ltd.†,*	13,260
9,677	Austal Ltd.†	16,074
9,144	Australian Agricultural Co. Ltd.†,*	8,875
2,559	Australian Ethical Investment Ltd.	7,375
12,365	Bank of Queensland Ltd.†	47,925
8,915	Bapcor Ltd.†	30,569
39,961	Beach Energy Ltd.†	39,720
4,696	Bega Cheese Ltd.	13,314
27,039	Bellevue Gold Ltd.†,*	32,197
6,079	Bendigo & Adelaide Bank Ltd.	46,595
21,786	BHP Group Ltd.	620,287
7,612	BHP Group Ltd., ADR	434,569
12,902	BHP Group Ltd., Class DI	369,082
4,332	BlueScope Steel Ltd.	59,040
8,411	Boss Energy Ltd.*	23,173
13,591	Brambles Ltd.	131,737
18,400	Bravura Solutions Ltd.†,*	13,257
1,654	Breville Group Ltd.†	29,946
1,779	Brickworks Ltd.†	31,093
3,952	Capricorn Metals Ltd.*	12,602
1,476	CAR Group Ltd.	34,709
4,694	Cettire Ltd.†,*	3,664
8,204	Challenger Ltd.	38,365
5,102	Champion Iron Ltd.†	21,783
1,175	City Chic Collective Ltd.*,§	98
Shares		Value (Note 1)
	Australia (Continued)
5,238	City Chic Collective Ltd.†,*	$437
15,298	Cleanaway Waste Management Ltd.†	28,269
816	Clinuvel Pharmaceuticals Ltd.†	8,367
16,116	Coast Entertainment Holdings Ltd.†,*	4,945
370	Cochlear Ltd.	81,984
6,045	Codan Ltd.	48,512
9,946	Coles Group Ltd.	112,994
5,271	Collins Foods Ltd.	31,998
7,954	Commonwealth Bank of Australia†	675,893
3,756	Computershare Ltd.	65,998
55,582	Cooper Energy Ltd.*	8,343
38,608	Core Lithium Ltd.†,*	2,395
16,210	Coronado Global Resources, Inc., CDI#	12,814
1,547	Corporate Travel Management Ltd.†	13,684
1,552	Credit Corp. Group Ltd.†	15,499
765	CSL Ltd.	150,655
2,536	Data#3 Ltd.	14,160
26,784	De Grey Mining Ltd.†,*	20,369
4,714	Deterra Royalties Ltd.	12,547
1,480	Dicker Data Ltd.†	9,537
4,479	Domain Holdings Australia Ltd.†	9,113
777	Domino's Pizza Enterprises Ltd.†	18,603
18,120	Downer EDI Ltd.	56,088
3,054	Eagers Automotive Ltd.	21,433
5,290	Elders Ltd.†	28,796
9,982	Emerald Resources NL†,*	23,506
12,518	Endeavour Group Ltd.	42,171
636	EQT Holdings Ltd.	13,577
26,880	Evolution Mining Ltd.	62,761
1,597	EVT Ltd.†	12,379
13,551	FleetPartners Group Ltd.†,*	32,363
2,988	Flight Centre Travel Group Ltd.†	40,225
14,861	Fortescue Ltd.†	212,254
20,944	G8 Education Ltd.	16,557
5,421	Genesis Minerals Ltd.*	6,347
27,597	Gold Road Resources Ltd.	31,481
7,355	GrainCorp Ltd., Class A†	43,521
18,983	Grange Resources Ltd.†	4,559
9,346	GWA Group Ltd.	14,963
2,555	Hansen Technologies Ltd.	7,738
17,395	Harvey Norman Holdings Ltd.†	48,390
20,259	Healius Ltd.†,*	20,272
9,874	Helia Group Ltd.	25,491

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Australia (Continued)
897	HUB24 Ltd.	$27,855
10,384	Humm Group Ltd.†	2,806
2,262	IDP Education Ltd.†	22,861
6,212	IGO Ltd.†	23,372
7,978	Iluka Resources Ltd.	34,860
13,872	Imdex Ltd.	20,544
18,669	Incitec Pivot Ltd.	36,117
11,778	Infomedia Ltd.	13,200
9,311	Inghams Group Ltd.†	22,485
16,445	Insignia Financial Ltd.†	25,122
25,090	Insurance Australia Group Ltd.†	119,506
7,738	Integral Diagnostics Ltd.†	13,783
2,951	IPH Ltd.	12,343
3,090	IRESS Ltd.*,†	16,594
4,226	James Hardie Industries PLC, CDI*	133,346
1,986	JB Hi-Fi Ltd.	81,095
2,979	Johns Lyng Group Ltd.†	11,328
34,101	Karoon Energy Ltd.†,*	41,630
3,578	Kelsian Group Ltd.†	12,292
7,715	Lendlease Corp. Ltd.	27,844
2,590	Lifestyle Communities Ltd.†	21,476
14,208	Lottery Corp. Ltd.	48,054
1,516	Lovisa Holdings Ltd.†	33,242
8,824	Lynas Rare Earths Ltd.†,*	34,907
6,430	MA Financial Group Ltd.†	19,217
1,370	Macquarie Group Ltd.	187,072
361	Macquarie Technology Group Ltd.*	22,775
7,001	Magellan Financial Group Ltd.	39,325
1,120	Mayne Pharma Group Ltd.*	3,519
1,182	McMillan Shakespeare Ltd.	13,815
16,327	Medibank Pvt Ltd.	40,626
2,439	Megaport Ltd.†,*	18,256
15,233	Metcash Ltd.	35,973
1,307	Mineral Resources Ltd.†	47,013
17,383	MMA Offshore Ltd.*,†	29,918
1,365	Monadelphous Group Ltd.†	11,692
14,543	Monash IVF Group Ltd.	12,467
39,713	Mount Gibson Iron Ltd.†,*	10,862
17,488	Myer Holdings Ltd.†	9,625
3,954	MyState Ltd.	9,865
7,649	Nanosonics Ltd.†,*	15,257
23,896	National Australia Bank Ltd.	577,543
2,783	Netwealth Group Ltd.	41,159
14,683	New Hope Corp. Ltd.†	47,800
3,481	NEXTDC Ltd.*	40,940
Shares		Value (Note 1)
	Australia (Continued)
9,198	nib holdings Ltd.	$45,100
932	Nick Scali Ltd.	8,586
13,553	Nickel Industries Ltd.†	7,233
30,345	Nine Entertainment Co. Holdings Ltd.	28,340
5,875	Northern Star Resources Ltd.	50,950
12,393	NRW Holdings Ltd.	25,546
10,138	Nufarm Ltd.†	31,110
7,566	OFX Group Ltd.†,*	11,154
5,115	Omni Bridgeway Ltd.*,†	3,788
11,530	oOh!media Ltd.	10,384
4,465	Orica Ltd.†	53,228
5,584	Origin Energy Ltd.	40,454
23,252	Orora Ltd.†	30,557
4,263	Paladin Energy Ltd.†,*	35,491
12,923	Perenti Ltd.	8,621
2,144	Perpetual Ltd.†	30,479
31,929	Perseus Mining Ltd.	50,055
2,443	PEXA Group Ltd.†,*	22,474
28,614	Pilbara Minerals Ltd.†	58,601
1,933	Pinnacle Investment Management Group Ltd.†	18,285
16,745	Platinum Asset Management Ltd.†	11,617
2,030	Premier Investments Ltd.	42,184
573	Pro Medicus Ltd.†	54,761
1,615	PWR Holdings Ltd.†	11,829
5,039	Qantas Airways Ltd.*	19,665
5,527	QBE Insurance Group Ltd.	64,118
9,918	Qube Holdings Ltd.†	24,149
37,394	Ramelius Resources Ltd.	47,895
1,802	Ramsay Health Care Ltd.	57,052
355	REA Group Ltd.†	46,573
154,114	Red 5 Ltd.*	37,011
2,536	Reece Ltd.†	42,582
9,551	Regis Healthcare Ltd.†	27,780
19,727	Regis Resources Ltd.*	23,096
13,366	Reliance Worldwide Corp. Ltd.	40,302
53,656	Resolute Mining Ltd.*	18,613
9,216	Ridley Corp. Ltd.	13,095
3,221	Rio Tinto Ltd.	255,699
12,006	Sandfire Resources Ltd.*,†	69,920
40,802	Santos Ltd.	208,498
1,323	SEEK Ltd.†	18,852
3,265	Select Harvests Ltd.†,*	8,582
44,942	Service Stream Ltd.†	38,375

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Australia (Continued)
2,649	Seven Group Holdings Ltd.†	$66,586
62,916	Seven West Media Ltd.*	7,765
34,950	Sigma Healthcare Ltd.†	29,727
3,115	Sims Ltd.	21,404
4,280	SmartGroup Corp. Ltd.	24,126
7,379	Solvar Ltd.†	5,612
3,263	Sonic Healthcare Ltd.	57,248
52,541	South32 Ltd.	128,283
3,457	Southern Cross Media Group Ltd.†	1,407
27,267	SRG Global Ltd.	15,189
21,630	St. Barbara Ltd.†,*	2,886
40,747	Star Entertainment Group Ltd.†,*	13,319
8,695	Steadfast Group Ltd.	35,847
62,507	Strike Energy Ltd.†,*	11,676
8,934	Suncorp Group Ltd.	103,761
2,729	Super Retail Group Ltd.	25,396
24,332	Superloop Ltd.†,*	26,052
22,186	Syrah Resources Ltd.†,*	5,254
50,321	Tabcorp Holdings Ltd.	23,498
3,536	Technology One Ltd.	43,875
24,644	Telstra Group Ltd.	59,513
32,463	Terracom Ltd.†	4,764
2,964	TPG Telecom Ltd.†	9,056
10,038	Transurban Group	83,035
3,558	Treasury Wine Estates Ltd.	29,527
31,285	Tyro Payments Ltd.†,*	20,766
8,992	Ventia Services Group Pty. Ltd.	22,975
14,458	Viva Energy Group Ltd.#	30,382
3,525	Webjet Ltd.†,*	21,117
6,549	Wesfarmers Ltd.†	284,761
24,722	West African Resources Ltd.*	26,552
11,815	Westgold Resources Ltd.†	19,074
15,208	Westpac Banking Corp.†	276,255
14,291	Whitehaven Coal Ltd.	72,931
679	WiseTech Global Ltd.†	45,432
20,617	Woodside Energy Group Ltd.	387,989
2,331	Woodside Energy Group Ltd.†	43,787
1,661	Woodside Energy Group Ltd., ADR†	31,243
5,982	Woolworths Group Ltd.	134,842
2,076	Worley Ltd.	20,746
784	Xero Ltd.*	71,338
3,672	Yancoal Australia Ltd.†	16,216
		11,359,566
Shares		Value (Note 1)
	Austria—0.3%
939	ANDRITZ AG	$58,175
829	AT&S Austria Technologie & Systemtechnik AG	19,141
1,157	BAWAG Group AG#	73,230
694	CA Immobilien Anlagen AG	23,011
133	DO & Co. AG	23,644
1,574	Erste Group Bank AG	74,574
988	Eurotelesites AG*	3,873
614	EVN AG	19,595
1,377	FACC AG*	11,945
508	Immofinanz AG*	14,091
482	Lenzing AG*	16,906
232	Mayr Melnhof Karton AG	27,927
463	Oesterreichische Post AG	14,851
1,635	OMV AG	71,196
552	Palfinger AG	13,124
60	PIERER Mobility AG	1,876
861	Porr AG	12,909
3,082	Raiffeisen Bank International AG	53,537
127	Schoeller-Bleckmann Oilfield Equipment AG	5,141
263	Strabag SE, Bearer Shares	10,971
3,952	Telekom Austria AG*	39,446
4,149	UNIQA Insurance Group AG	35,369
470	Verbund AG	37,072
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	28,875
2,381	voestalpine AG	64,309
1,724	Wienerberger AG	57,162
		811,950
	Belgium—0.7%
545	Ackermans & van Haaren NV	94,262
2,793	Ageas SA	127,663
5,568	AGFA-Gevaert NV*	6,643
5,257	Anheuser-Busch InBev SA	304,695
69	Argenx SE*	30,194
1,399	Azelis Group NV†	25,111
863	Barco NV	9,575
1,002	Bekaert SA	41,936
2,798	bpost SA	9,064
105	Cie d'Entreprises CFE	838
899	Colruyt Group NV	42,921
174	D'ieteren Group	36,915
7,013	Deceuninck NV	18,063

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Belgium (Continued)
105	Deme Group NV	$18,239
6,282	Econocom Group SA	14,263
289	Elia Group SA	27,066
2,078	Euronav NV†	34,370
548	EVS Broadcast Equipment SA	17,049
1,400	Fagron	27,318
799	Galapagos NV†,*	19,972
713	Gimv NV	33,636
534	Ion Beam Applications†	6,851
3,331	KBC Group NV	235,087
242	Kinepolis Group NV†	8,825
9	Lotus Bakeries NV	92,819
216	Melexis NV	18,599
2,034	Ontex Group NV*	17,666
1,080	Orange Belgium SA*	17,280
4,693	Proximus SADP	37,444
1,437	Recticel SA†	19,114
214	Sipef NV	12,605
1,351	Solvay SA†	47,558
1,351	Syensqo SA	120,914
688	Tessenderlo Group SA†	17,426
317	UCB SA	47,087
2,988	Umicore SA†	44,896
281	VGP NV†	31,297
		1,715,261
	Canada—7.4%
553	ADENTRA, Inc.	15,065
5,500	Advantage Energy Ltd.*	41,731
1,679	Aecon Group, Inc.	20,839
10,000	Africa Oil Corp.	17,836
607	Ag Growth International, Inc.	23,303
3,500	AGF Management Ltd., Class B	21,618
3,542	Agnico Eagle Mines Ltd.	231,667
5,042	Aimia, Inc.*	9,951
1,100	Air Canada*	14,393
3,794	Alamos Gold, Inc., Class A	59,505
5,239	Algonquin Power & Utilities Corp.†	30,701
3,609	Algonquin Power & Utilities Corp.	21,210
5,591	Alimentation Couche-Tard, Inc.	313,747
3,374	AltaGas Ltd.	76,233
1,300	Altius Minerals Corp.	20,136
785	Altus Group Ltd.	28,989
549	Andlauer Healthcare Group, Inc.	15,579
7,036	ARC Resources Ltd.	125,543
Shares		Value (Note 1)
	Canada (Continued)
1,389	Aritzia, Inc.*	$39,313
1,300	Atco Ltd., Class I	37,032
10,800	Athabasca Oil Corp.*	40,893
1,848	AtkinsRealis Group, Inc.	79,996
758	ATS Corp.*	24,519
8	Aurora Cannabis, Inc.*	37
29,792	B2Gold Corp.	80,228
850	Badger Infrastructure Solutions Ltd.	25,592
4,435	Ballard Power Systems, Inc.†,*	9,979
5,072	Bank of Montreal	425,676
8,555	Bank of Nova Scotia	391,339
8,603	Barrick Gold Corp.	143,499
1,119	Bausch & Lomb Corp.*	16,248
5,083	Bausch Health Cos., Inc.*	35,438
12,953	Baytex Energy Corp.	44,879
708	BCE, Inc.	22,932
8,300	Birchcliff Energy Ltd.	36,463
1,900	Bird Construction, Inc.	37,249
1,600	Black Diamond Group Ltd.	9,473
4,601	BlackBerry Ltd.*	11,502
1,128	Bombardier, Inc., Class B*	72,336
1,262	Boralex, Inc., Class A	30,912
367	Boyd Group Services, Inc.	68,936
1,680	Brookfield Corp.	69,875
704	Brookfield Corp., Class A†	29,244
929	Brookfield Infrastructure Corp., Class A	31,271
600	Brookfield Reinsurance Ltd.†,*	24,954
385	BRP, Inc.	24,667
2,527	CAE, Inc.*,†	46,952
902	Cameco Corp.	44,380
1,985	Canaccord Genuity Group, Inc.	12,275
1,112	Canada Goose Holdings, Inc.†,*	14,378
400	Canada Goose Holdings, Inc.*	5,172
6,457	Canadian Imperial Bank of Commerce	307,027
1,502	Canadian Imperial Bank of Commerce†	71,405
2,955	Canadian National Railway Co.	349,150
18,184	Canadian Natural Resources Ltd.	647,715
1,042	Canadian Pacific Kansas City Ltd.†	82,037
646	Canadian Tire Corp. Ltd., Class A	64,097
1,300	Canadian Utilities Ltd., Class A	28,080
1,880	Canadian Western Bank	59,614
1,876	Canfor Corp.*	19,897

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Canada (Continued)
70	Canopy Growth Corp.*	$452
1,494	Capital Power Corp.	42,580
4,800	Capstone Copper Corp.*	34,034
3,000	Cardinal Energy Ltd.	14,692
3,900	Cascades, Inc.	25,742
1,124	CCL Industries, Inc., Class B	59,106
2,966	Celestica, Inc.*	169,845
12,642	Cenovus Energy, Inc.	248,513
5,235	Centerra Gold, Inc.	35,205
9,000	CES Energy Solutions Corp.	50,656
2,243	CGI, Inc.*	223,879
1,771	CI Financial Corp.	18,641
900	Cineplex, Inc.*	5,408
440	Cogeco Communications, Inc.	16,593
300	Cogeco, Inc.†	10,570
189	Colliers International Group, Inc.†	21,102
325	Colliers International Group, Inc.	36,293
2,500	Computer Modelling Group Ltd.	24,104
122	Constellation Software, Inc.	351,529
4,700	Converge Technology Solutions Corp.	14,773
5,812	Corus Entertainment, Inc., Class B	637
4,900	Crew Energy, Inc.*	15,366
12,200	Cronos Group, Inc.*	28,448
1,252	Definity Financial Corp.	41,164
7,600	Denison Mines Corp.*	15,222
511	Descartes Systems Group, Inc.*	49,485
2,540	Dollarama, Inc.	231,915
5,200	Doman Building Materials Group Ltd.	26,303
1,821	Dorel Industries, Inc., Class B†,*	9,251
1,100	DREAM Unlimited Corp., Class A	15,800
6,100	Dundee Precious Metals, Inc.	47,755
742	Dye & Durham Ltd.	6,682
4,100	ECN Capital Corp.	5,005
5,401	Eldorado Gold Corp.*	79,821
5,303	Element Fleet Management Corp.	96,482
1,363	Emera, Inc.	45,481
2,538	Empire Co. Ltd., Class A	64,876
8,227	Enbridge, Inc.	292,728
2,171	Endeavour Mining PLC	45,862
2,894	Endeavour Silver Corp.†,*	10,187
2,494	Enerflex Ltd.	13,454
882	Enghouse Systems Ltd.	19,451
7,100	Ensign Energy Services, Inc.*	11,833
Shares		Value (Note 1)
	Canada (Continued)
800	EQB, Inc.	$54,524
1,697	Equinox Gold Corp.*,†	8,875
700	ERO Copper Corp.*	14,961
1,600	ERO Copper Corp.†,*	34,208
700	Exchange Income Corp.	23,138
4,400	Extendicare, Inc.	23,286
312	Fairfax Financial Holdings Ltd.	354,939
2,600	Fiera Capital Corp.	14,900
2,698	Finning International, Inc.	79,103
2,505	First Majestic Silver Corp.	14,830
400	First National Financial Corp.	10,406
3,171	First Quantum Minerals Ltd.	41,653
347	FirstService Corp.	52,809
2,676	Fortis, Inc.	104,004
10,041	Fortuna Silver Mines, Inc.*	49,102
356	Franco-Nevada Corp.	42,202
3,500	Freehold Royalties Ltd.	34,845
2,000	Frontera Energy Corp.	11,915
645	George Weston Ltd.	92,781
1,368	GFL Environmental, Inc.	53,256
2,300	Gibson Energy, Inc.	39,088
571	Gildan Activewear, Inc.	21,658
1,605	Gildan Activewear, Inc.†	60,862
300	goeasy Ltd.	43,226
570	Gran Tierra Energy, Inc.*	5,516
1,643	Great-West Lifeco, Inc.	47,931
400	Guardian Capital Group Ltd., Class A	12,578
2,343	Headwater Exploration, Inc.	12,417
1,700	Heroux-Devtek, Inc.*	30,942
7,321	Hudbay Minerals, Inc.	66,250
1,698	Hydro One Ltd.#	49,461
1,752	iA Financial Corp., Inc.	110,021
3,400	IAMGOLD Corp.*	12,774
1,311	IGM Financial, Inc.	36,195
1,034	Imperial Oil Ltd.	70,503
777	Imperial Oil Ltd.†	53,030
3,417	Innergex Renewable Energy, Inc.	25,552
988	Intact Financial Corp.	164,668
1,545	Interfor Corp.*	18,657
1,068	Ivanhoe Mines Ltd., Class A*	13,779
700	Jamieson Wellness, Inc.#	14,844
500	K-Bro Linen, Inc.	11,805
5,000	K92 Mining, Inc.*	28,690
2,067	Karora Resources, Inc.*	9,005

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Canada (Continued)
7,152	Kelt Exploration Ltd.*	$33,302
2,348	Keyera Corp.	65,031
18,607	Kinross Gold Corp.	154,877
3,700	Knight Therapeutics, Inc.*	15,335
600	Labrador Iron Ore Royalty Corp.	12,763
200	Lassonde Industries, Inc., Class A	22,574
800	Laurentian Bank of Canada	15,526
1,700	Leon's Furniture Ltd.	28,444
2,310	Lightspeed Commerce, Inc.†,*	31,624
1,389	Linamar Corp.	67,508
1,553	Loblaw Cos. Ltd.	180,155
8,900	Lucara Diamond Corp.*	2,147
1,300	Lundin Gold, Inc.	19,205
5,550	Lundin Mining Corp.	61,786
725	MAG Silver Corp.*	8,461
3,172	Magna International, Inc.	132,950
200	Mainstreet Equity Corp.	24,227
4,800	Major Drilling Group International, Inc.*	31,858
8,695	Manulife Financial Corp.	231,520
1,544	Maple Leaf Foods, Inc.	25,868
1,800	Martinrea International, Inc.	15,131
1,968	Mattr Corp.*	24,052
1,199	MDA Space Ltd.*	11,972
1,895	Medical Facilities Corp.	17,523
3,552	MEG Energy Corp.*	75,997
1,500	Methanex Corp.	72,410
1,582	Metro, Inc.	87,643
470	MTY Food Group, Inc.	15,439
2,700	Mullen Group Ltd.	25,933
3,940	National Bank of Canada	312,510
14,800	New Gold, Inc.*	29,209
1,740	NFI Group, Inc.*	20,147
721	North American Construction Group Ltd.	13,903
1,126	North West Co., Inc.	34,108
3,893	Northland Power, Inc.	66,930
6,151	Nutrien Ltd.	313,149
385	Nuvei Corp.	12,466
5,200	NuVista Energy Ltd.*	54,051
1,300	Obsidian Energy Ltd.†,*	9,724
18,600	OceanaGold Corp.	42,691
1,093	Onex Corp.	74,318
1,764	Open Text Corp.	52,975
2,300	Orla Mining Ltd.*	8,832
Shares		Value (Note 1)
	Canada (Continued)
1,875	Osisko Gold Royalties Ltd.	$29,220
3,213	Osisko Mining, Inc.*	6,717
2,072	Pan American Silver Corp.	41,181
2,056	Paramount Resources Ltd., Class A	46,709
2,849	Parex Resources, Inc.	45,649
700	Park Lawn Corp.	13,309
2,635	Parkland Corp.	73,866
1,760	Pason Systems, Inc.	23,710
3,149	Pembina Pipeline Corp.	116,840
617	Pembina Pipeline Corp.†	22,878
4,630	Peyto Exploration & Development Corp.	49,344
100	Pollard Banknote Ltd.	2,047
2,200	PrairieSky Royalty Ltd.	41,811
280	Precision Drilling Corp.*	19,689
700	Premium Brands Holdings Corp.	48,215
3,587	Primo Water Corp.	78,404
2,269	Quebecor, Inc., Class B	47,883
622	RB Global, Inc.	47,439
1,200	Real Matters, Inc.*	5,509
1,200	Restaurant Brands International, Inc.	84,558
422	Restaurant Brands International, Inc.†	29,696
745	Richelieu Hardware Ltd.	22,431
3,805	Rogers Communications, Inc., Class B	140,735
5,300	Rogers Sugar, Inc.	21,618
8,076	Royal Bank of Canada	859,815
1,340	Russel Metals, Inc.	36,506
2,504	Saputo, Inc.	56,228
1,585	Savaria Corp.	20,843
907	Seabridge Gold, Inc.*	12,400
4,705	Secure Energy Services, Inc.	41,649
700	Shopify, Inc., Class A*	46,261
1,794	Sienna Senior Living, Inc.	18,687
4,400	SilverCrest Metals, Inc.*,†	35,860
1,359	Sleep Country Canada Holdings, Inc.#	25,907
3,390	Spartan Delta Corp.	9,986
400	Spin Master Corp.#	8,242
700	Sprott, Inc.	28,973
4,381	SSR Mining, Inc.	19,791
600	Stantec, Inc.	50,231
300	Stantec, Inc.†	25,065
700	Stelco Holdings, Inc.	19,019
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Canada (Continued)
1,100	Stella-Jones, Inc.	$71,779
3,623	StorageVault Canada, Inc.	12,341
122	Strathcona Resources Ltd.*	2,874
4,366	Sun Life Financial, Inc.	214,059
7,810	Suncor Energy, Inc.	297,717
7,958	Suncor Energy, Inc.†	303,200
2,900	SunOpta, Inc.†,*	15,660
3,579	Superior Plus Corp.	23,205
1,699	Surge Energy, Inc.	8,731
18,100	Tamarack Valley Energy Ltd.	49,350
4,400	Taseko Mines Ltd.*	10,780
2,442	TC Energy Corp.	92,571
8,141	TC Energy Corp.†	308,544
5,557	Teck Resources Ltd., Class B	266,247
850	TELUS International CDA, Inc.*	4,908
640	TFI International, Inc.	92,928
527	Thomson Reuters Corp.	88,836
3,200	Timbercreek Financial Corp.	16,748
930	TMX Group Ltd.	25,887
1,500	Topaz Energy Corp.	26,315
2,171	Torex Gold Resources, Inc.*	33,643
656	Toromont Industries Ltd.	58,084
12,702	Toronto-Dominion Bank	698,170
2,000	Total Energy Services, Inc.	14,122
3,337	Tourmaline Oil Corp.	151,355
3,838	TransAlta Corp.	27,213
2,100	Transcontinental, Inc., Class A	23,210
12,242	Trican Well Service Ltd.	43,132
1,600	Triple Flag Precious Metals Corp.†	24,800
496	Trisura Group Ltd.*	15,003
8,598	Veren, Inc.†	67,666
3,354	Veren, Inc.	26,453
2,344	Vermilion Energy, Inc.	25,804
2,200	Vermilion Energy, Inc.†	24,222
2,600	Victoria Gold Corp.*	2,015
1,300	Wajax Corp.	24,336
787	Waste Connections, Inc.	138,034
2,200	Wesdome Gold Mines Ltd.*	17,722
570	West Fraser Timber Co. Ltd.	43,778
12,500	Western Forest Products, Inc.	4,157
1,100	Westshore Terminals Investment Corp.	18,260
946	Wheaton Precious Metals Corp.	49,601
11,664	Whitecap Resources, Inc.	85,345
Shares		Value (Note 1)
	Canada (Continued)
1,081	Winpak Ltd.	$35,281
822	WSP Global, Inc.	128,000
		18,000,102
	Denmark—2.3%
2,040	ALK-Abello AS*	44,849
13,071	Alm Brand AS	25,977
2,798	Ambu AS, Class B*	53,839
15	AP Moller—Maersk AS, Class A	25,460
30	AP Moller—Maersk AS, Class B	52,147
2,721	Bang & Olufsen AS*	3,630
1,376	Bavarian Nordic AS*	34,104
1,214	Carlsberg AS, Class B	145,668
554	cBrain AS	19,411
408	Chemometec AS	17,846
610	Coloplast AS, Class B	73,282
426	D/S Norden AS	18,548
4,232	Danske Bank AS	126,099
1,139	Demant AS*	49,296
778	Dfds AS	21,997
1,164	DSV AS	178,347
837	FLSmidth & Co. AS	41,610
348	Genmab AS*	87,201
2,467	GN Store Nord AS*	68,761
8,387	H Lundbeck AS	46,801
4,236	H Lundbeck AS, Class A	20,317
818	H&H International AS, Class B*	11,793
3,142	ISS AS	53,871
958	Jyske Bank AS, Registered	76,212
1,970	Matas AS	32,815
826	Netcompany Group AS*,#	35,441
266	Nilfisk Holding AS*	5,325
927	NKT AS*	81,134
362	NNIT AS*,#	5,573
20,596	Novo Nordisk AS, Class B	2,974,100
2,597	Novonesis (Novozymes) B, Class B	158,903
218	NTG Nordic Transport Group AS*	9,517
723	Orsted AS*,#	38,476
1,637	Pandora AS	247,058
376	Per Aarsleff Holding AS	20,598
576	Ringkjoebing Landbobank AS	96,442
128	Rockwool AS, Class A	51,190
132	Rockwool AS, Class B	53,567
980	Royal Unibrew AS*	77,681
1,644	Scandinavian Tobacco Group AS#	23,206

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Denmark (Continued)
336	Schouw & Co. AS	$26,392
105	Solar AS, Class B	4,870
273	SP Group AS	10,114
1,256	Spar Nord Bank AS	24,168
90	Svitzer Group AS*	3,354
1,121	Sydbank AS	59,399
822	Topdanmark AS	43,414
853	TORM PLC, Class A	33,317
2,761	Tryg AS	60,343
2,815	Vestas Wind Systems AS*	65,182
881	Zealand Pharma AS*	112,910
		5,651,555
	Finland—0.9%
1,045	Aktia Bank OYJ	10,363
844	Cargotec OYJ, Class B	67,746
2,991	Citycon OYJ†	12,653
1,612	Elisa OYJ	73,958
628	Enento Group OYJ#	11,030
3,644	Finnair OYJ*	10,242
945	Fiskars OYJ Abp	16,436
6,074	Fortum OYJ†	88,793
248	Harvia OYJ	9,774
1,699	Huhtamaki OYJ	68,160
2,519	Kemira OYJ	61,400
1,396	Kesko OYJ, Class A†	25,206
4,735	Kesko OYJ, Class B	83,113
2,038	Kojamo OYJ*	20,986
2,610	Kone OYJ, Class B	128,830
1,626	Konecranes OYJ	92,205
1,919	Lassila & Tikanoja OYJ	17,839
3,822	Lindex Group OYJ*	13,630
6,216	Mandatum OYJ	27,813
560	Marimekko OYJ	8,552
3,137	Metsa Board OYJ, Class B†	24,626
6,990	Metso OYJ	73,991
2,807	Neste OYJ	49,977
14,164	Nokia OYJ	53,979
21,352	Nokia OYJ, ADR†	80,711
3,005	Nokian Renkaat OYJ†	24,748
23,718	Nordea Bank Abp	282,330
281	Olvi OYJ, Class A	9,585
7,100	Oriola OYJ, Class B	6,874
727	Orion OYJ, Class A	30,910
Shares		Value (Note 1)
	Finland (Continued)
1,334	Orion OYJ, Class B	$56,946
6,077	Outokumpu OYJ†	21,933
1,680	Puuilo OYJ	18,136
280	QT Group OYJ†,*	23,255
7,476	Raisio OYJ, Class V	15,260
667	Revenio Group OYJ	19,644
2,463	Sampo OYJ, Class A	105,774
2,191	Sanoma OYJ	15,228
5,416	Stora Enso OYJ, Class R	73,982
1,519	Terveystalo OYJ†,#	13,990
2,642	TietoEVRY OYJ†	51,043
1,633	Tokmanni Group Corp.†	22,910
2,814	UPM-Kymmene OYJ	98,305
559	Vaisala OYJ, Class A	24,066
3,097	Valmet OYJ†	88,524
4,259	Wartsila OYJ Abp	82,101
6,293	YIT OYJ	15,177
		2,232,734
	France—5.5%
1,445	Accor SA	59,270
181	Aeroports de Paris SA†	22,020
971	Air France-KLM†,*	8,556
1,619	Air Liquide SA	279,638
1,951	Airbus SE	267,990
3,886	Alstom SA†	65,339
609	Alten SA	66,851
514	Amundi SA†,#	33,166
760	Arkema SA	66,050
1,585	Atos SE†,*	1,674
368	Aubay	14,681
3,777	AXA SA	123,655
4,246	Ayvens SA†,#	24,623
1,320	Beneteau SACA†	13,811
393	BioMerieux	37,353
4,454	BNP Paribas SA	283,959
5,145	Bollore SE	30,195
541	Bonduelle SCA†	3,523
2,000	Bouygues SA	64,193
4,210	Bureau Veritas SA	116,595
899	Capgemini SE	178,789
6,781	Carrefour SA†	95,860
4,461	Cie de Saint-Gobain SA	346,943
834	Cie des Alpes	12,111

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	France (Continued)
7,397	Cie Generale des Etablissements Michelin SCA	$286,057
1,540	Clariane SE†,*	3,035
2,606	Coface SA†	36,310
4,277	Credit Agricole SA	58,355
2,681	Danone SA	163,889
150	Dassault Aviation SA	27,245
716	Dassault Systemes SE	27,068
3,271	Derichebourg SA†	14,888
1,478	Edenred SE	62,381
1,145	Eiffage SA	105,162
1,532	Elior Group SA#,*,†	4,335
5,226	Elis SA†	113,167
15,713	Engie SA	224,399
132	Equasens†	7,535
228	Eramet SA†	22,989
556	EssilorLuxottica SA	119,804
4,202	Etablissements Maurel et Prom SA†	27,158
974	Eurazeo SE	77,555
216	Euroapi SA†,*	590
918	Eurofins Scientific SE†	45,765
520	Euronext NV#	48,171
5,262	Eutelsat Communications SACA†,*	21,166
507	Exclusive Networks SA*	10,240
562	Fnac Darty SA†,*	17,725
3,772	Forvia SE†	44,658
638	Gaztransport Et Technigaz SA†	83,290
2,993	Getlink SE	49,523
382	Guerbet*	14,400
155	Hermes International SCA	355,234
77	ID Logistics Group SACA†,*	28,986
743	Imerys SA	26,720
290	Interparfums SA	11,864
339	Ipsen SA	41,569
810	IPSOS SA	51,094
530	Jacquet Metals SACA†	8,310
1,625	JCDecaux SE*	31,969
685	Kaufman & Broad SA†	18,780
570	Kering SA	206,635
702	L'Oreal SA	308,279
1,595	La Francaise des Jeux SAEM#	54,320
454	Lectra	13,395
1,669	Legrand SA	165,586
180	LISI SA	4,472
Shares		Value (Note 1)
	France (Continued)
2,346	LVMH Moet Hennessy Louis Vuitton SE	$1,792,884
971	Maisons du Monde SA†,#	4,212
510	Mersen SA	17,396
2,118	Metropole Television SA	26,630
1,147	Neoen SA†,#	46,261
469	Nexans SA	51,684
1,338	Nexity SA†,*	11,943
1,245	Opmobility	12,100
25,581	Orange SA	256,262
474	Pernod Ricard SA	64,317
579	Pluxee NV*	16,243
1,449	Publicis Groupe SA†	154,219
993	Quadient SA	18,547
1,544	Renault SA†	79,106
4,757	Rexel SA	123,083
14	Robertet SA	12,250
1,204	Rubis SCA†	33,860
1,555	Safran SA	328,736
3,575	Sanofi SA†	344,349
124	Sartorius Stedim Biotech	20,358
200	Savencia SA	10,924
1,758	Schneider Electric SE	422,297
4,831	SCOR SE†	122,411
583	SEB SA	59,689
95	Seche Environnement SACA	9,798
7,893	SES SA	40,203
2,971	SMCP SA†,#,*	5,918
543	Societe BIC SA	31,984
4,891	Societe Generale SA†	114,817
106	Societe LDC SADIR	15,609
841	Sodexo SA	75,656
361	SOITEC†,*	40,285
344	Sopra Steria Group	66,718
2,556	SPIE SA	92,468
130	Stef SA	16,707
3,434	STMicroelectronics NV	135,576
2,992	STMicroelectronics NV†	117,526
218	Sword Group	7,389
2,982	Technip Energies NV	66,873
868	Teleperformance SE†	91,415
2,268	Television Francaise 1 SA	17,707
219	TFF Group	9,452
894	Thales SA	143,136
99	Thermador Groupe†	8,280

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	France (Continued)
491	Tikehau Capital SCA	$11,016
31,242	TotalEnergies SE†	2,085,477
198	Trigano SA†	23,198
2,816	Ubisoft Entertainment SA*	61,643
5,801	Valeo SE	61,741
3,455	Vallourec SACA*	54,188
4,532	Vantiva SA†,*	519
3,558	Veolia Environnement SA	106,387
1,229	Verallia SA†,#	44,593
100	Vetoquinol SA	10,035
436	Vicat SACA	15,666
3,910	Vinci SA	411,958
95	Virbac SACA	33,218
20,011	Viridien†,*	10,225
6,270	Vivendi SE	65,510
988	Voltalia SA, Registered†,*	9,153
385	Wavestone	21,111
2,202	Worldline SA†,#,*	23,865
1,412	X-Fab Silicon Foundries SE†,#,*	9,043
		13,456,742
	Germany—4.5%
696	1&1 AG	11,881
2,605	7C Solarparken AG	7,477
79	Adesso SE	7,090
536	adidas AG	128,009
536	Adtran Networks SE*	11,354
787	Allianz SE, Registered	218,717
157	Amadeus Fire AG	17,856
10,081	Aroundtown SA*	21,220
180	Atoss Software SE	21,590
408	Aurubis AG	32,006
1,862	Auto1 Group SE*,#	12,134
7,886	BASF SE	381,611
546	Basler AG*	6,210
10,754	Bayer AG, Registered	303,819
3,707	Bayerische Motoren Werke AG	350,870
474	BayWa AG*	10,280
1,396	Bechtle AG	65,692
775	Befesa SA#	25,779
325	Beiersdorf AG	47,527
295	Bertrandt AG	9,257
167	Bijou Brigitte AG	6,528
661	Bilfinger SE	34,758
Shares		Value (Note 1)
	Germany (Continued)
1,628	Borussia Dortmund GmbH & Co. KGaA*	$6,155
1,682	Brenntag SE	113,412
603	CANCOM SE	20,833
161	Carl Zeiss Meditec AG, Bearer Shares	11,320
3,791	Ceconomy AG*	12,058
159	Cewe Stiftung & Co. KGaA	17,982
6,184	Commerzbank AG	93,944
502	CompuGroup Medical SE & Co. KGaA	12,795
1,368	Continental AG	77,502
1,210	Covestro AG*,#	71,013
886	CTS Eventim AG & Co. KGaA	73,916
6,165	Daimler Truck Holding AG	245,412
618	Delivery Hero SE*,#	14,660
182	Dermapharm Holding SE	7,017
11,971	Deutsche Bank AG, Registered	191,105
730	Deutsche Beteiligungs AG	19,701
1,651	Deutsche Boerse AG	337,891
395	Deutsche EuroShop AG	9,349
9,773	Deutsche Lufthansa AG, Registered	59,763
3,746	Deutsche Pfandbriefbank AG†,#,*	20,280
10,100	Deutsche Post AG	408,759
39,796	Deutsche Telekom AG, Registered	1,000,707
667	Deutsche Wohnen SE	12,829
889	Duerr AG	18,851
779	DWS Group GmbH & Co. KGaA#	27,648
7,619	E.ON SE	99,996
465	Eckert & Ziegler SE	22,838
185	Elmos Semiconductor SE	15,077
2,482	Encavis AG*	45,454
101	Energiekontor AG	6,771
2,371	Evonik Industries AG	48,372
783	Evotec SE*	7,526
655	Fielmann Group AG	30,093
2,658	flatexDEGIRO AG	37,717
796	Fraport AG Frankfurt Airport Services Worldwide*	41,089
2,656	Freenet AG	70,542
2,692	Fresenius Medical Care AG	103,096
3,220	Fresenius SE & Co. KGaA*	96,143
496	FUCHS SE	17,689
2,765	GEA Group AG	115,190
625	Gerresheimer AG	67,135
287	Gesco SE	5,118

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Germany (Continued)
455	GFT Technologies SE	$12,158
1,489	Grand City Properties SA*	17,222
640	Grenke AG	14,154
738	Hamburger Hafen und Logistik AG	12,646
376	Hannover Rueck SE	95,314
188	Hapag-Lloyd AG#	34,892
1,620	Heidelberg Materials AG	167,977
6,593	Heidelberger Druckmaschinen AG*	8,967
385	Hella GmbH & Co. KGaA	35,253
2,618	HelloFresh SE*	12,673
473	Henkel AG & Co. KGaA	37,207
760	Hensoldt AG	27,950
324	HOCHTIEF AG	36,850
322	Hornbach Holding AG & Co. KGaA	27,139
1,048	Hugo Boss AG	46,881
721	Indus Holding AG	18,570
11,322	Infineon Technologies AG	415,959
790	Instone Real Estate Group SE#	6,938
788	Jenoptik AG	22,802
268	JOST Werke SE#	12,342
1,609	KION Group AG	67,358
919	Knorr-Bremse AG	70,174
434	Koenig & Bauer AG*	6,293
959	Kontron AG	19,740
326	Krones AG	40,918
459	KWS Saat SE & Co. KGaA	29,297
1,173	Lanxess AG	28,868
930	LEG Immobilien SE	75,954
10,060	Mercedes-Benz Group AG	695,662
392	Merck KGaA	64,966
3,251	METRO AG	14,745
2,085	MLP SE	12,795
142	MTU Aero Engines AG	36,316
1,241	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered	620,666
353	Mutares SE & Co. KGaA	12,249
147	Nagarro SE*	11,949
671	Nemetschek SE	66,004
33	New Work SE	2,322
188	Nexus AG	10,993
1,039	Norma Group SE	19,228
390	OHB SE	18,210
471	Patrizia SE	3,591
53	Pfeiffer Vacuum Technology AG*	8,945
Shares		Value (Note 1)
	Germany (Continued)
1,470	ProCredit Holding AG	$14,452
2,884	ProSiebenSat.1 Media SE	20,431
1,972	Puma SE	90,538
458	PVA TePla AG*	7,460
695	Qiagen NV*	28,693
54	Rational AG	44,964
431	Rheinmetall AG	219,573
828	RTL Group SA	25,184
3,773	RWE AG	129,100
844	Salzgitter AG	16,315
2,202	SAP SE	446,932
25	Secunet Security Networks AG	3,357
2,542	SGL Carbon SE*	17,260
3,557	Siemens AG, Registered	661,764
1,155	Siemens Energy AG*	30,070
1,781	Siemens Healthineers AG#	102,616
408	Siltronic AG	31,635
337	Sixt SE	23,910
194	SMA Solar Technology AG	5,477
517	Stabilus SE	23,670
286	STRATEC SE	13,967
759	Stroeer SE & Co. KGaA	48,649
2,282	Suedzucker AG	33,237
447	SUESS MicroTec SE	29,441
459	Symrise AG	56,186
2,135	TAG Immobilien AG*	31,256
1,202	Takkt AG	15,344
1,019	Talanx AG	81,356
1,776	TeamViewer SE*,#	19,924
420	Technotrans SE	8,006
8,985	thyssenkrupp AG	38,856
2,367	United Internet AG, Registered	51,003
426	Verbio SE	7,957
418	Volkswagen AG	50,182
4,135	Vonovia SE	117,574
257	Vossloh AG	12,881
413	Wacker Chemie AG	45,026
904	Wacker Neuson SE	14,929
209	Washtec AG	8,797
959	Wuestenrot & Wuerttembergische AG	13,516
405	Zalando SE*,#	9,494
11	Zeal Network SE	406
		11,098,938

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Hong Kong—1.2%
61,800	AIA Group Ltd.	$419,436
4,800	ASMPT Ltd.	66,938
27,040	Bank of East Asia Ltd.	34,350
28,000	BOC Hong Kong Holdings Ltd.	86,233
9,600	Budweiser Brewing Co. APAC Ltd.#	11,310
10,000	Cafe de Coral Holdings Ltd.	10,296
26,181	Cathay Pacific Airways Ltd.	26,788
15,000	Chow Sang Sang Holdings International Ltd.	13,907
20,400	Chow Tai Fook Jewellery Group Ltd.	22,074
56,000	CITIC Telecom International Holdings Ltd.	18,788
10,906	CK Asset Holdings Ltd.	40,850
22,000	CK Hutchison Holdings Ltd.	105,365
6,000	CK Infrastructure Holdings Ltd.	33,884
9,000	CLP Holdings Ltd.	72,723
8,000	Cowell e Holdings, Inc.*	25,150
27,500	Crystal International Group Ltd.#	13,664
6,000	Dah Sing Banking Group Ltd.	5,002
4,800	Dah Sing Financial Holdings Ltd.	13,369
16,000	EC Healthcare	2,479
78,750	Esprit Holdings Ltd.*	1,503
17,600	ESR Group Ltd.#	23,124
62,947	Far East Consortium International Ltd.	8,706
58,000	First Pacific Co. Ltd.	26,961
41,000	FIT Hon Teng Ltd.*,#	18,219
7,800	Fosun Tourism Group*,#	3,616
5,000	Galaxy Entertainment Group Ltd.	23,306
40,000	Giordano International Ltd.	9,476
7,361	Great Eagle Holdings Ltd.	10,388
142,000	Guotai Junan International Holdings Ltd.	10,910
8,000	Hang Lung Group Ltd.	8,708
23,000	Hang Lung Properties Ltd.	19,616
3,800	Hang Seng Bank Ltd.	48,856
8,500	Henderson Land Development Co. Ltd.	22,804
24,500	HK Electric Investments & HK Electric Investments Ltd.	15,530
35,000	HKBN Ltd.	11,026
19,200	HKR International Ltd.	2,926
56,000	HKT Trust & HKT Ltd.	62,819
68,457	Hong Kong & China Gas Co. Ltd.	52,072
Shares		Value (Note 1)
	Hong Kong (Continued)
6,606	Hong Kong Exchanges & Clearing Ltd.	$211,655
19,000	Hong Kong Technology Venture Co. Ltd.*	4,136
14,179	Hongkong & Shanghai Hotels Ltd.	10,495
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,275
9,000	Hysan Development Co. Ltd.	12,931
41,000	IGG, Inc.*	15,803
5,685	Johnson Electric Holdings Ltd.	8,561
37,000	K Wah International Holdings Ltd.	8,197
13,000	Kerry Logistics Network Ltd.	12,519
13,500	Kerry Properties Ltd.	23,477
9,000	Kowloon Development Co. Ltd.	5,993
9,750	L'Occitane International SA	41,452
11,000	Luk Fook Holdings International Ltd.	23,411
26,800	Man Wah Holdings Ltd.	18,395
16,000	MGM China Holdings Ltd.	24,915
8,000	Miramar Hotel & Investment	9,702
15,000	Mongolian Mining Corp.*	17,211
6,185	MTR Corp. Ltd.	19,524
28,188	NagaCorp Ltd.*	13,825
23,000	New World Development Co. Ltd.	21,530
44,000	NewOcean Energy Holdings Ltd.*,§	—
38,000	NWS Holdings Ltd.	33,722
22,000	Oriental Watch Holdings	9,748
168,000	Pacific Basin Shipping Ltd.	52,923
29,000	Pacific Textiles Holdings Ltd.	5,793
59,789	PCCW Ltd.	29,936
6,000	Power Assets Holdings Ltd.	32,462
4,800	PRADA SpA	35,897
19,200	Samsonite International SA#	57,287
9,600	Sands China Ltd.*	20,014
22,000	Shandong Hi-Speed Holdings Group Ltd.*	17,213
26,000	Shangri-La Asia Ltd.	17,879
100,000	Shun Tak Holdings Ltd.*	9,476
138,000	Singamas Container Holdings Ltd.	16,788
36,629	Sino Land Co. Ltd.	37,759
21,000	SITC International Holdings Co. Ltd.	57,011
96,250	SJM Holdings Ltd.*	32,662
13,500	SmarTone Telecommunications Holdings Ltd.	6,275
11,500	Stella International Holdings Ltd.	23,327
31,000	Sun Hung Kai & Co. Ltd.	9,607

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Hong Kong (Continued)
5,500	Sun Hung Kai Properties Ltd.	$47,576
27,000	SUNeVision Holdings Ltd.	8,782
4,500	Swire Pacific Ltd., Class A	39,762
15,000	Swire Pacific Ltd., Class B	20,131
6,200	Swire Properties Ltd.	9,877
10,000	Techtronic Industries Co. Ltd.	114,226
12,000	Television Broadcasts Ltd.*	5,102
18,500	Texhong International Group Ltd.*	10,353
170,000	Theme International Holdings Ltd.	10,667
7,983	Transport International Holdings Ltd.	9,200
30,000	United Laboratories International Holdings Ltd.	31,656
32,000	Value Partners Group Ltd.	6,393
12,000	Vitasoy International Holdings Ltd.	9,066
35,000	Vobile Group Ltd.*	5,602
24,000	VSTECS Holdings Ltd.	13,615
5,400	VTech Holdings Ltd.	40,384
88,826	WH Group Ltd.#	58,466
12,000	Wharf Real Estate Investment Co. Ltd.	31,809
28,174	Xinyi Glass Holdings Ltd.	30,883
14,500	Yue Yuen Industrial Holdings Ltd.	28,038
29,000	Zensun Enterprises Ltd.*,§	1,226
		2,951,772
	Ireland—0.2%
15,119	AIB Group PLC	79,922
14,825	Bank of Ireland Group PLC	155,085
10,801	Cairn Homes PLC	18,392
4,637	Dalata Hotel Group PLC	19,765
821	FBD Holdings PLC	11,211
3,942	Glanbia PLC	76,835
7,929	Glenveagh Properties PLC*,#	10,682
1,946	Irish Continental Group PLC	11,462
566	Kerry Group PLC, Class A	45,856
828	Kingspan Group PLC	70,497
4,344	Permanent TSB Group Holdings PLC*	6,094
		505,801
	Israel—0.7%
182	AFI Properties Ltd.*	7,811
734	Airport City Ltd.*	10,332
Shares		Value (Note 1)
	Israel (Continued)
1,386	Alony Hetz Properties & Investments Ltd.	$9,247
160	Alrov Properties & Lodgings Ltd.*	5,655
2,317	Amot Investments Ltd.	9,361
282	Ashdod Refinery Ltd.	4,308
471	Ashtrom Group Ltd.*	5,362
277	AudioCodes Ltd.	2,875
2,639	Azorim-Investment Development & Construction Co. Ltd.*	10,592
154	Azrieli Group Ltd.	9,010
10,509	Bank Hapoalim BM	92,676
16,904	Bank Leumi Le-Israel BM	137,391
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.	25,297
92	Big Shopping Centers Ltd.*	8,837
124	Blue Square Real Estate Ltd.	8,407
63	Brack Capital Properties NV*	3,673
506	Camtek Ltd.	62,694
2,356	Cellcom Israel Ltd.*	8,102
1,006	Clal Insurance Enterprises Holdings Ltd.*	14,220
349	Danel Adir Yeoshua Ltd.	28,560
260	Delek Automotive Systems Ltd.	1,309
153	Delek Group Ltd.	16,117
611	Delta Galil Ltd.	25,687
96	Elbit Systems Ltd.	16,956
30	Electra Ltd.	9,991
986	Electra Real Estate Ltd.	8,411
4,030	Energix-Renewable Energies Ltd.	15,097
899	Enlight Renewable Energy Ltd.*	14,245
567	Equital Ltd.*	16,203
166	Fattal Holdings 1998 Ltd.*	17,039
699	First International Bank Of Israel Ltd.	26,426
153	Formula Systems 1985 Ltd.	10,726
122	Formula Systems 1985 Ltd., ADR†	8,692
294	Fox Wizel Ltd.	19,871
1,517	Gav-Yam Lands Corp. Ltd.	9,940
2,147	Harel Insurance Investments & Financial Services Ltd.	17,183
313	Hilan Ltd.	16,142
8,898	ICL Group Ltd.	38,422
275	IDI Insurance Co. Ltd.	7,077
135	IES Holdings Ltd.*	6,784
2,482	Inrom Construction Industries Ltd.	6,436

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Israel (Continued)
6,972	Isracard Ltd.	$23,237
2,814	Israel Canada T.R Ltd.	8,903
16,353	Israel Discount Bank Ltd., Class A	81,349
1,789	Israel Land Development Co. Ltd.*	13,442
50	Isras Investment Co. Ltd.	8,677
302	Kenon Holdings Ltd.	7,512
521	Lapidoth Capital Ltd.	7,086
325	M Yochananof & Sons Ltd.	15,014
1,881	Magic Software Enterprises Ltd.	18,114
1,175	Matrix IT Ltd.	21,215
1,507	Maytronics Ltd.	5,594
4,151	Mediterranean Towers Ltd.	7,936
252	Mega Or Holdings Ltd.	6,015
298	Melisron Ltd.	19,660
526	Menora Mivtachim Holdings Ltd.	12,603
12,957	Migdal Insurance & Financial Holdings Ltd.	14,445
8,220	Mivne Real Estate KD Ltd.	19,194
1,572	Mizrahi Tefahot Bank Ltd.	53,105
2,005	Naphtha Israel Petroleum Corp. Ltd.*	10,760
1,314	Next Vision Stabilized Systems Ltd.	18,747
156	Nice Ltd.*	25,445
12	Nice Ltd., ADR†,*	2,064
305	Nova Ltd.*	71,468
70,417	Oil Refineries Ltd.	16,219
1,226	One Software Technologies Ltd.	14,830
1,134	OPC Energy Ltd.*	7,926
2,397	Partner Communications Co. Ltd.*	9,639
282	Paz Oil Co. Ltd.	25,414
499	Perion Network Ltd.*	4,189
3,099	Phoenix Holdings Ltd.	28,223
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,812
1,204	Retailors Ltd.	21,054
313	Scope Metals Group Ltd.*	8,867
1,415	Shapir Engineering & Industry Ltd.*	7,159
5,468	Shikun & Binui Ltd.*	10,139
2,661	Shufersal Ltd.	17,401
700	Strauss Group Ltd.	10,341
1,314	Summit Real Estate Holdings Ltd.	14,820
67	Tadiran Group Ltd.	3,498
3,209	Tamar Petroleum Ltd.#	16,991
2,274	Tel Aviv Stock Exchange Ltd.	16,255
526	Tera Light Ltd.*	805
Shares		Value (Note 1)
	Israel (Continued)
5,654	Teva Pharmaceutical Industries Ltd.*	$92,776
2,579	Teva Pharmaceutical Industries Ltd., ADR*	41,909
1,022	Tower Semiconductor Ltd.*	40,175
171	YH Dimri Construction & Development Ltd.	12,631
		1,680,822
	Italy—1.8%
15,137	A2A SpA†	30,144
1,164	ACEA SpA†	18,836
1,839	Amplifon SpA†	65,465
6,692	Anima Holding SpA#	33,397
1,954	Ariston Holding NV	8,082
2,378	Assicurazioni Generali SpA	59,313
1,733	Azimut Holding SpA	40,868
929	Banca Generali SpA	37,269
801	Banca IFIS SpA	16,668
2,423	Banca Mediolanum SpA†	26,754
9,508	Banca Monte dei Paschi di Siena SpA	44,651
6,337	Banca Popolare di Sondrio SpA†	45,335
14,608	Banco BPM SpA	94,086
2,260	BFF Bank SpA†,#	21,469
21,342	BPER Banca SpA†	107,904
2,680	Brembo NV†	29,431
418	Brunello Cucinelli SpA	41,856
676	Buzzi SpA	27,207
3,016	Cairo Communication SpA	6,718
1,462	Carel Industries SpA†,#	27,087
2,669	Cementir Holding NV	26,640
27,159	CIR SpA-Compagnie Industriali†,*	17,306
3,914	Credito Emiliano SpA	38,983
5,195	d'Amico International Shipping SA	41,059
660	Danieli & C Officine Meccaniche SpA†	25,163
4,038	Davide Campari-Milano NV†	38,159
500	De' Longhi SpA†	15,636
1,488	doValue SpA†,#,*	3,155
3,319	Enav SpA#	13,244
80,669	Enel SpA	561,033
26,876	Eni SpA	413,149
1,308	Esprinet SpA†,*	7,109
607	Ferrari NV	247,480
4,430	FinecoBank Banca Fineco SpA†	66,041

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Italy (Continued)
9,751	Hera SpA†	$33,354
1,991	Infrastrutture Wireless Italiane SpA#	20,790
678	Intercos SpA†	10,993
550	Interpump Group SpA†	24,433
32,221	Intesa Sanpaolo SpA	119,774
9,018	Iren SpA†,*	18,727
7,345	Italgas SpA†	36,200
803	Italmobiliare SpA†	24,552
3,666	Iveco Group NV	41,106
1,706	Leonardo SpA†	39,610
3,565	Maire SpA	29,551
3,294	Mediobanca Banca di Credito Finanziario SpA	48,294
3,040	MFE-MediaForEurope NV, Class A	10,477
1,616	MFE-MediaForEurope NV, Class B†	7,009
97	Moltiply Group SpA†	3,542
710	Moncler SpA	43,387
3,909	Nexi SpA*,#	23,837
9,750	OVS SpA†,#	25,937
7,136	Piaggio & C SpA†	21,215
4,248	Pirelli & C SpA†,#	25,295
4,004	Poste Italiane SpA#	51,007
871	Prysmian SpA†	53,934
2,926	RAI Way SpA#	15,386
570	Recordati Industria Chimica e Farmaceutica SpA†	29,729
272	Reply SpA	40,141
14,895	Safilo Group SpA†,*	16,016
514	Salvatore Ferragamo SpA†	4,351
379	Sanlorenzo SpA†	15,667
12,775	Saras SpA	22,150
103	Sesa SpA†	12,719
9,035	Snam SpA†	39,972
575	SOL SpA	20,383
1,551	Spaxs SpA	7,920
5,817	Stellantis NV	115,467
16,483	Stellantis NV†	326,041
3,313	Tamburi Investment Partners SpA†	33,210
2,650	Technogym SpA†,#	27,302
153,794	Telecom Italia SpA*	36,812
1,807	Tenaris SA	27,770
1,050	Tenaris SA, ADR	32,046
5,987	Terna—Rete Elettrica Nazionale†	46,280
11,429	UniCredit SpA	423,562
7,073	Unipol Gruppo SpA†	70,294
Shares		Value (Note 1)
	Italy (Continued)
10,768	Webuild SpA†	$23,618
1,116	Zignago Vetro SpA†	14,103
		4,410,660
	Japan—15.3%
1,200	77 Bank Ltd.	33,377
2,000	A&D HOLON Holdings Co. Ltd.†	36,708
1,800	ABC-Mart, Inc.	31,605
4,900	Acom Co. Ltd.	12,456
1,200	Adastria Co. Ltd.	27,112
1,500	ADEKA Corp.	30,188
4,000	Advantest Corp.	159,736
5,800	Aeon Co. Ltd.†	123,974
1,100	Aeon Delight Co. Ltd.	27,245
2,900	AEON Financial Service Co. Ltd.	23,775
2,100	Aeon Mall Co. Ltd.	24,741
2,600	AGC, Inc.†	84,130
1,300	Ai Holdings Corp.†	19,198
700	Aica Kogyo Co. Ltd.	15,219
2,900	Aida Engineering Ltd.	16,421
8,600	Aiful Corp.	20,365
900	Ain Holdings, Inc.	33,496
3,100	Air Water, Inc.	41,917
2,900	Aisan Industry Co. Ltd.	25,235
1,700	Aisin Corp.	55,399
2,300	Ajinomoto Co., Inc.	80,641
1,200	Alconix Corp.	11,665
1,400	Alfresa Holdings Corp.	19,170
4,300	Alps Alpine Co. Ltd.	41,065
400	Altech Corp.	6,270
2,700	Amada Co. Ltd.	29,821
1,000	Amano Corp.	25,819
1,100	Amvis Holdings, Inc.	15,718
1,600	ANA Holdings, Inc.	29,531
4,300	Anicom Holdings, Inc.	17,987
2,900	Anritsu Corp.	22,225
1,100	AOKI Holdings, Inc.	9,141
900	Aoyama Trading Co. Ltd.	8,357
1,800	Aozora Bank Ltd.†	29,396
1,000	Arata Corp.	21,940
1,200	ARCLANDS Corp.	14,499
1,000	Arcs Co. Ltd.	18,068
2,000	ARE Holdings, Inc.	26,092
400	Argo Graphics, Inc.	11,921
1,400	Arisawa Manufacturing Co. Ltd.	14,158
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
500	Artience Co. Ltd.†	$10,442
1,000	As One Corp.	17,820
1,800	Asahi Diamond Industrial Co. Ltd.	11,076
2,700	Asahi Group Holdings Ltd.	95,236
1,600	Asahi Intecc Co. Ltd.	22,430
15,000	Asahi Kasei Corp.	96,075
700	Asahi Yukizai Corp.	22,798
1,200	Asanuma Corp.	28,193
4,400	Asics Corp.	67,303
1,400	ASKUL Corp.†	19,013
4,500	Astellas Pharma, Inc.	44,471
1,600	Autobacs Seven Co. Ltd.	15,464
800	Avex, Inc.	6,782
800	Awa Bank Ltd.	14,052
1,600	Axial Retailing, Inc.	10,193
1,000	AZ-COM MARUWA Holdings, Inc.	7,266
1,100	Azbil Corp.	30,636
3,500	Bandai Namco Holdings, Inc.	68,308
1,100	Bando Chemical Industries Ltd.	13,688
1,300	Bank of the Ryukyus Ltd.	10,399
1,000	BayCurrent Consulting, Inc.	20,138
300	Belc Co. Ltd.	14,208
1,300	Bell System24 Holdings, Inc.	12,912
1,300	Belluna Co. Ltd.	6,205
1,500	Bic Camera, Inc.	14,292
900	BIPROGY, Inc.	24,938
500	BML, Inc.	8,941
4,300	Bridgestone Corp.†	168,964
2,300	Brother Industries Ltd.	40,471
3,200	Bunka Shutter Co. Ltd.	35,025
400	C Uyemura & Co. Ltd.	27,621
1,700	Calbee, Inc.	32,639
900	Canon Electronics, Inc.†	12,642
1,200	Canon Marketing Japan, Inc.†	33,369
4,800	Canon, Inc.†	129,897
2,200	Capcom Co. Ltd.	41,473
2,700	Casio Computer Co. Ltd.	20,163
600	Central Glass Co. Ltd.	13,966
2,500	Central Japan Railway Co.	53,965
600	Change Holdings, Inc.†	4,479
3,700	Chiba Bank Ltd.	32,932
7,600	Chiyoda Corp.†,*	14,266
600	Chofu Seisakusho Co. Ltd.	8,234
600	Chori Co. Ltd.	13,351
3,800	Chubu Electric Power Co., Inc.	44,899
Shares		Value (Note 1)
	Japan (Continued)
1,700	Chubu Steel Plate Co. Ltd.	$31,857
700	Chudenko Corp.	14,010
3,600	Chugai Pharmaceutical Co. Ltd.	127,899
3,500	Chugin Financial Group, Inc.	36,688
3,900	Chugoku Electric Power Co., Inc.	25,610
2,300	Chugoku Marine Paints Ltd.	29,077
5,400	Citizen Watch Co. Ltd.	36,081
1,300	CKD Corp.	25,695
2,600	Coca-Cola Bottlers Japan Holdings, Inc.	32,595
600	Colowide Co. Ltd.†	7,462
1,700	Computer Engineering & Consulting Ltd.	22,622
900	COMSYS Holdings Corp.	17,291
1,300	Comture Corp.	14,746
8,000	Concordia Financial Group Ltd.	47,048
1,000	Cosmo Energy Holdings Co. Ltd.	50,345
200	Cosmos Pharmaceutical Corp.	16,129
1,500	Create Restaurants Holdings, Inc.	10,255
600	Create SD Holdings Co. Ltd.†	13,481
1,900	Credit Saison Co. Ltd.	39,301
600	CTI Engineering Co. Ltd.	19,094
3,600	CyberAgent, Inc.	22,543
1,700	Cybozu, Inc.	21,122
1,000	Dai Nippon Printing Co. Ltd.	33,638
1,000	Dai-Dan Co. Ltd.	19,081
4,900	Dai-ichi Life Holdings, Inc.	130,898
2,400	Daicel Corp.	23,010
3,700	Daido Metal Co. Ltd.	14,350
3,000	Daido Steel Co. Ltd.	27,690
1,500	Daifuku Co. Ltd.	28,063
200	Daihen Corp.	10,318
700	Daiho Corp.	14,575
900	Daiichi Jitsugyo Co. Ltd.	13,599
1,900	Daiichi Sankyo Co. Ltd.	65,235
1,800	Daiichikosho Co. Ltd.	18,533
1,900	Daiki Aluminium Industry Co. Ltd.	15,021
1,300	Daikin Industries Ltd.	180,751
200	Daikokutenbussan Co. Ltd.	10,641
1,400	Daikyonishikawa Corp.	6,117
4,000	Daio Paper Corp.†	22,132
1,280	Daiseki Co. Ltd.	29,754
400	Daishi Hokuetsu Financial Group, Inc.	12,754
660	Daito Pharmaceutical Co. Ltd.†	9,148

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
600	Daito Trust Construction Co. Ltd.	$61,850
5,200	Daiwa House Industry Co. Ltd.	131,770
4,700	Daiwa Securities Group, Inc.	35,844
1,400	Daiwabo Holdings Co. Ltd.	25,074
2,200	DCM Holdings Co. Ltd.	19,964
1,200	DeNA Co. Ltd.	11,896
2,000	Denka Co. Ltd.	26,894
8,600	Denso Corp.	133,525
900	Dentsu Group, Inc.†	22,672
400	Dentsu Soken, Inc.†	13,127
1,000	Dexerials Corp.	46,324
1,200	DIC Corp.†	22,756
400	Digital Arts, Inc.	11,213
700	Dip Corp.	11,904
500	Disco Corp.	189,695
1,800	DMG Mori Co. Ltd.†	46,731
1,100	Doutor Nichires Holdings Co. Ltd.	15,315
1,100	Dowa Holdings Co. Ltd.	39,032
600	DTS Corp.	15,719
1,000	Duskin Co. Ltd.	22,792
800	DyDo Group Holdings, Inc.	13,316
1,100	Eagle Industry Co. Ltd.	13,182
3,300	East Japan Railway Co.	54,651
5,500	Ebara Corp.	86,949
2,100	EDION Corp.	21,210
1,000	eGuarantee, Inc.	9,012
1,400	Eiken Chemical Co. Ltd.	19,492
600	Eisai Co. Ltd.	24,583
300	Eizo Corp.	9,071
600	Elecom Co. Ltd.	6,086
1,700	Electric Power Development Co. Ltd.	26,527
700	en Japan, Inc.	11,386
33,100	ENEOS Holdings, Inc.	170,057
1,500	eRex Co. Ltd.*,†	6,647
2,400	ES-Con Japan Ltd.	15,782
1,000	Exedy Corp.†	18,323
3,800	EXEO Group, Inc.	37,778
1,000	Ezaki Glico Co. Ltd.†	25,987
900	Fancl Corp.†	15,383
1,300	FANUC Corp.	35,625
1,000	Fast Retailing Co. Ltd.	252,098
1,100	FCC Co. Ltd.	16,060
1,500	Ferrotec Holdings Corp.	25,834
900	Financial Partners Group Co. Ltd.	12,519
Shares		Value (Note 1)
	Japan (Continued)
1,100	Food & Life Cos. Ltd.	$17,800
900	Foster Electric Co. Ltd.	10,080
800	FP Corp.	11,993
1,100	Fudo Tetra Corp.	16,566
900	Fuji Co. Ltd.	11,288
1,600	Fuji Corp.	25,349
1,000	Fuji Electric Co. Ltd.	56,884
500	Fuji Kyuko Co. Ltd.	9,914
1,600	Fuji Media Holdings, Inc.	18,253
700	Fuji Oil Holdings, Inc.	12,228
700	Fuji Seal International, Inc.	10,712
600	Fuji Soft, Inc.†	27,074
400	Fujibo Holdings, Inc.†	12,456
700	Fujicco Co. Ltd.	8,084
4,800	FUJIFILM Holdings Corp.	112,236
3,400	Fujikura Ltd.	67,117
900	Fujimi, Inc.	16,977
500	Fujimori Kogyo Co. Ltd.	13,177
1,300	Fujitsu General Ltd.	16,863
8,900	Fujitsu Ltd.	139,234
400	Fukuda Denshi Co. Ltd.	16,906
800	Fukui Computer Holdings, Inc.	12,555
1,200	Fukuoka Financial Group, Inc.	32,072
500	Fukushima Galilei Co. Ltd.	20,666
600	Fukuyama Transporting Co. Ltd.	14,805
1,200	FULLCAST Holdings Co. Ltd.	10,822
1,000	Funai Soken Holdings, Inc.†	14,252
900	Furukawa Co. Ltd.	10,517
1,200	Furukawa Electric Co. Ltd.	30,386
1,200	Furuno Electric Co. Ltd.	15,573
1,200	Furuya Metal Co. Ltd.†	32,594
400	Fuso Chemical Co. Ltd.	10,168
800	Futaba Corp.	3,257
4,700	Futaba Industrial Co. Ltd.	25,795
2,000	Future Corp.†	18,994
500	Fuyo General Lease Co. Ltd.	38,240
800	G-7 Holdings, Inc.	8,199
2,200	G-Tekt Corp.	26,760
3,500	Gakken Holdings Co. Ltd.	23,016
800	Geo Holdings Corp.†	8,319
1,600	Giken Ltd.	19,253
700	GLOBERIDE, Inc.	9,311
1,000	Glory Ltd.	17,425
900	GMO internet group, Inc.	13,739
300	GMO Payment Gateway, Inc.	16,508

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,300	GNI Group Ltd.*,†	$19,142
800	Godo Steel Ltd.	25,508
700	Goldcrest Co. Ltd.	11,704
400	Goldwin, Inc.	21,913
2,700	Gree, Inc.†	8,945
2,300	GS Yuasa Corp.	45,560
1,100	GungHo Online Entertainment, Inc.	18,538
4,900	Gunma Bank Ltd.	31,278
600	Gunze Ltd.	21,481
1,500	H.U. Group Holdings, Inc.	21,900
1,700	H2O Retailing Corp.	25,169
5,000	Hachijuni Bank Ltd.	32,615
800	Hagiwara Electric Holdings Co. Ltd.	19,541
2,800	Hakuhodo DY Holdings, Inc.	20,449
600	Halows Co. Ltd.	16,670
800	Hamakyorex Co. Ltd.	21,903
900	Hamamatsu Photonics KK	24,098
1,600	Hankyu Hanshin Holdings, Inc.	42,504
800	Hanwa Co. Ltd.	30,630
1,300	Happinet Corp.	26,947
800	Harmonic Drive Systems, Inc.	22,624
3,500	Haseko Corp.	38,679
3,500	Hazama Ando Corp.	25,365
1,200	Heiwa Corp.	15,454
600	Heiwa Real Estate Co. Ltd.	14,619
900	Heiwado Co. Ltd.	13,515
200	Hikari Tsushin, Inc.	37,249
4,400	Hino Motors Ltd.*	11,431
200	Hioki EE Corp.†	8,441
400	Hirata Corp.†	16,558
3,100	Hirogin Holdings, Inc.	23,950
200	Hirose Electric Co. Ltd.	22,090
400	Hisamitsu Pharmaceutical Co., Inc.	9,241
1,600	Hitachi Construction Machinery Co. Ltd.	42,842
27,000	Hitachi Ltd.	604,307
3,400	Hitachi Zosen Corp.	22,231
400	Hogy Medical Co. Ltd.†	9,808
2,900	Hokkaido Electric Power Co., Inc.†	21,522
700	Hokkoku Financial Holdings, Inc.	22,972
3,000	Hokuetsu Corp.†	19,728
1,000	Hokuetsu Industries Co. Ltd.	14,842
1,800	Hokuhoku Financial Group, Inc.	23,120
2,300	Hokuriku Electric Power Co.	14,560
1,200	Hokuto Corp.	14,171
Shares		Value (Note 1)
	Japan (Continued)
30,900	Honda Motor Co. Ltd.	$330,337
939	Honda Motor Co. Ltd., ADR†	30,273
400	Horiba Ltd.	32,270
600	Hoshizaki Corp.	19,027
3,100	Hosiden Corp.	41,464
500	Hosokawa Micron Corp.	13,130
1,100	House Foods Group, Inc.	19,458
2,000	Hoya Corp.	232,519
4,400	Hulic Co. Ltd.†	38,957
3,000	Hyakugo Bank Ltd.	12,903
700	Ibiden Co. Ltd.	28,489
600	Idec Corp.	11,012
10,500	Idemitsu Kosan Co. Ltd.	67,970
3,000	IDOM, Inc.	26,067
1,000	IHI Corp.	29,865
1,100	Iida Group Holdings Co. Ltd.	14,477
4,200	Iino Kaiun Kaisha Ltd.	33,414
500	Inaba Denki Sangyo Co. Ltd.	12,182
900	Inabata & Co. Ltd.	19,746
1,300	Infocom Corp.†	48,965
2,412	INFRONEER Holdings, Inc.	19,557
13,200	Inpex Corp.†	194,197
1,400	Insource Co. Ltd.	7,753
200	Intage Holdings, Inc.†	1,863
400	Integrated Design & Engineering Holdings Co. Ltd.	10,529
1,200	Internet Initiative Japan, Inc.	17,673
300	IR Japan Holdings Ltd.	2,260
1,300	Iriso Electronics Co. Ltd.	24,563
2,600	Isetan Mitsukoshi Holdings Ltd.	48,804
1,600	Ishihara Sangyo Kaisha Ltd.	16,150
6,200	Isuzu Motors Ltd.	82,119
1,300	Ito En Ltd.	28,135
5,500	ITOCHU Corp.†	268,488
1,200	Itochu Enex Co. Ltd.	11,344
680	Itoham Yonekyu Holdings, Inc.	18,153
2,200	Itoki Corp.	23,478
700	Iwatani Corp.	40,697
4,100	Iyogin Holdings, Inc.	37,957
1,000	Izumi Co. Ltd.	19,995
2,300	J Trust Co. Ltd.†	5,818
700	J-Oil Mills, Inc.	8,671
3,500	J. Front Retailing Co. Ltd.	36,492
3,200	JAC Recruitment Co. Ltd.	13,087
1,000	Jaccs Co. Ltd.	28,933

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
2,100	JAFCO Group Co. Ltd.	$24,787
1,400	Japan Airlines Co. Ltd.	22,089
500	Japan Airport Terminal Co. Ltd.	17,052
1,800	Japan Aviation Electronics Industry Ltd.†	28,976
1,100	Japan Elevator Service Holdings Co. Ltd.	17,674
3,600	Japan Exchange Group, Inc.	83,953
1,500	Japan Lifeline Co. Ltd.	10,563
1,200	Japan Material Co. Ltd.	16,513
500	Japan Petroleum Exploration Co. Ltd.	20,200
2,100	Japan Post Bank Co. Ltd.	19,833
7,800	Japan Post Holdings Co. Ltd.	77,326
1,000	Japan Post Insurance Co. Ltd.	19,398
600	Japan Pulp & Paper Co. Ltd.	22,674
3,000	Japan Securities Finance Co. Ltd.	29,778
1,000	Japan Steel Works Ltd.	26,621
5,800	Japan Tobacco, Inc.†	156,743
1,700	Japan Wool Textile Co. Ltd.†	14,381
400	JCU Corp.	9,932
500	Jeol Ltd.	22,587
6,200	JFE Holdings, Inc.	89,229
2,700	JGC Holdings Corp.	21,153
400	JINS Holdings, Inc.†	9,733
600	Joshin Denki Co. Ltd.	9,879
900	Joyful Honda Co. Ltd.†	12,486
3,800	JTEKT Corp.	26,441
800	Juroku Financial Group, Inc.	23,693
800	Justsystems Corp.	14,967
6,300	JVCKenwood Corp.	36,494
3,200	K's Holdings Corp.	30,083
800	Kadokawa Corp.	12,826
700	Kaga Electronics Co. Ltd.	25,104
800	Kagome Co. Ltd.	16,250
2,200	Kajima Corp.	38,034
2,900	Kakaku.com, Inc.	38,005
500	Kaken Pharmaceutical Co. Ltd.	11,965
600	Kameda Seika Co. Ltd.	15,831
1,000	Kamigumi Co. Ltd.	20,592
1,300	Kanamoto Co. Ltd.	23,965
2,200	Kandenko Co. Ltd.	23,547
1,100	Kaneka Corp.	28,886
1,700	Kanematsu Corp.	28,465
4,100	Kansai Electric Power Co., Inc.	68,856
Shares		Value (Note 1)
	Japan (Continued)
1,200	Kansai Paint Co. Ltd.†	$19,318
1,500	Kanto Denka Kogyo Co. Ltd.	8,922
1,400	Kao Corp.†	56,769
100	Kasumigaseki Capital Co. Ltd.	8,602
900	Katitas Co. Ltd.	9,750
400	Kato Sangyo Co. Ltd.	10,715
900	Kawada Technologies, Inc.	15,450
900	Kawasaki Heavy Industries Ltd.	34,179
1,800	Kawasaki Kisen Kaisha Ltd.	26,179
14,200	KDDI Corp.	375,454
600	KeePer Technical Laboratory Co. Ltd.†	15,290
1,200	Keihan Holdings Co. Ltd.	21,466
3,100	Keikyu Corp.	22,649
700	Keio Corp.	16,242
600	Keisei Electric Railway Co. Ltd.	19,303
2,500	Keiyo Bank Ltd.	13,643
900	Kewpie Corp.	17,895
600	Keyence Corp.	263,099
500	KFC Holdings Japan Ltd.	20,169
1,100	KH Neochem Co. Ltd.†	15,643
300	Ki-Star Real Estate Co. Ltd.†	6,554
3,300	Kikkoman Corp.	38,222
1,200	Kinden Corp.	23,890
1,000	Kintetsu Group Holdings Co. Ltd.	21,766
3,500	Kirin Holdings Co. Ltd.†	45,096
800	Kissei Pharmaceutical Co. Ltd.	16,210
2,600	Kitz Corp.†	18,374
1,600	Kiyo Bank Ltd.	18,636
1,500	Koa Corp.	14,414
700	Kobayashi Pharmaceutical Co. Ltd.†	22,724
1,300	Kobe Bussan Co. Ltd.	28,959
4,600	Kobe Steel Ltd.	57,082
1,000	Koei Tecmo Holdings Co. Ltd.†	8,633
900	Kohnan Shoji Co. Ltd.	23,354
3,200	Koito Manufacturing Co. Ltd.	44,134
1,500	Kokuyo Co. Ltd.	25,145
8,600	Komatsu Ltd.	249,677
1,100	KOMEDA Holdings Co. Ltd.	18,583
1,000	Komeri Co. Ltd.†	21,723
1,400	Komori Corp.	11,817
600	Konami Group Corp.	43,185
6,900	Konica Minolta, Inc.	19,093
1,400	Konishi Co. Ltd.	11,321
1,200	Konoike Transport Co. Ltd.	17,886

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
500	Kose Corp.†	$31,807
2,000	Koshidaka Holdings Co. Ltd.†	10,765
1,500	Kotobuki Spirits Co. Ltd.	17,411
1,200	Krosaki Harima Corp.	20,824
4,400	Kubota Corp.	61,533
400	Kumagai Gumi Co. Ltd.	9,137
1,500	Kumiai Chemical Industry Co. Ltd.	7,505
4,700	Kuraray Co. Ltd.†	54,029
1,200	Kureha Corp.	20,839
800	Kurita Water Industries Ltd.	33,906
1,200	Kusuri No. Aoki Holdings Co. Ltd.	22,674
1,000	KYB Corp.	33,688
4,800	Kyocera Corp.	55,238
1,500	Kyoei Steel Ltd.	19,541
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,542
500	Kyokuyo Co. Ltd.†	12,695
500	Kyorin Pharmaceutical Co. Ltd.	5,289
1,200	Kyoritsu Maintenance Co. Ltd.†	22,376
2,400	Kyoto Financial Group, Inc.	42,573
1,800	Kyowa Kirin Co. Ltd.	30,738
600	Kyudenko Corp.	22,051
3,100	Kyushu Electric Power Co., Inc.	31,927
5,000	Kyushu Financial Group, Inc.	29,312
1,200	Kyushu Railway Co.	25,993
400	Lasertec Corp.	89,726
10,100	Leopalace21 Corp.	32,267
900	Life Corp.	22,040
1,900	Lifenet Insurance Co.†,*	21,280
1,000	Lintec Corp.	21,226
1,900	Lion Corp.†	14,809
200	LITALICO, Inc.	2,173
5,000	Lixil Corp.	52,629
16,500	LY Corp.	39,883
500	M&A Capital Partners Co. Ltd.	6,821
2,100	M3, Inc.	20,016
1,400	Mabuchi Motor Co. Ltd.†	20,775
700	Macnica Holdings, Inc.	29,368
900	Macromill, Inc.†	4,755
1,600	Maeda Kosen Co. Ltd.	16,816
600	Makino Milling Machine Co. Ltd.	25,172
900	Makita Corp.	24,456
1,800	Mandom Corp.	13,526
2,300	Mani, Inc.	28,377
2,200	Marubeni Corp.	40,687
800	Marudai Food Co. Ltd.	8,627
Shares		Value (Note 1)
	Japan (Continued)
700	Maruha Nichiro Corp.	$13,735
2,000	Marui Group Co. Ltd.	28,206
1,300	Maruichi Steel Tube Ltd.	30,147
2,200	Marusan Securities Co. Ltd.	14,809
200	Maruwa Co. Ltd.	47,797
500	Maruzen Showa Unyu Co. Ltd.	17,030
1,300	Matsuda Sangyo Co. Ltd.	23,683
4,100	Matsui Securities Co. Ltd.	21,406
1,620	MatsukiyoCocokara & Co.	23,259
1,700	Maxell Ltd.	18,850
7,000	Mazda Motor Corp.	67,698
500	McDonald's Holdings Co. Japan Ltd.†	19,703
1,300	MCJ Co. Ltd.	12,209
9,000	Mebuki Financial Group, Inc.	35,040
1,600	Medipal Holdings Corp.	24,345
400	Medley, Inc.*	8,950
600	Megachips Corp.	15,215
1,000	Megmilk Snow Brand Co. Ltd.	16,166
1,700	Meidensha Corp.	38,567
1,600	MEIJI Holdings Co. Ltd.	34,498
900	Meiko Electronics Co. Ltd.	40,108
1,500	MEITEC Group Holdings, Inc.	30,375
1,600	Menicon Co. Ltd.	13,137
1,000	Mercari, Inc.†,*	12,415
1,800	METAWATER Co. Ltd.	21,794
500	Micronics Japan Co. Ltd.	20,791
600	Milbon Co. Ltd.	12,400
1,200	Mimasu Semiconductor Industry Co. Ltd.	27,522
2,100	Minebea Mitsumi, Inc.	43,008
1,600	Mirait One Corp.	20,819
2,100	MISUMI Group, Inc.	35,901
600	Mitani Sekisan Co. Ltd.	22,562
4,200	Mitsuba Corp.	29,942
15,500	Mitsubishi Chemical Group Corp.	86,040
5,600	Mitsubishi Corp.	109,571
7,800	Mitsubishi Electric Corp.	124,473
3,400	Mitsubishi Estate Co. Ltd.	53,254
1,500	Mitsubishi Gas Chemical Co., Inc.	28,603
9,500	Mitsubishi HC Capital, Inc.	62,707
14,000	Mitsubishi Heavy Industries Ltd.	149,929
900	Mitsubishi Logistics Corp.	29,536
2,000	Mitsubishi Materials Corp.	36,683
9,200	Mitsubishi Motors Corp.	25,343

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
900	Mitsubishi Pencil Co. Ltd.†	$14,041
700	Mitsubishi Research Institute, Inc.	21,623
1,000	Mitsubishi Shokuhin Co. Ltd.	33,936
49,100	Mitsubishi UFJ Financial Group, Inc.	527,652
600	Mitsuboshi Belting Ltd.	16,875
4,400	Mitsui & Co. Ltd.	99,847
1,700	Mitsui Chemicals, Inc.	46,914
2,100	Mitsui E&S Co. Ltd.†	19,004
7,900	Mitsui Fudosan Co. Ltd.	72,106
300	Mitsui High-Tec, Inc.†	11,719
1,000	Mitsui Matsushima Holdings Co. Ltd.†	31,512
1,300	Mitsui Mining & Smelting Co. Ltd.	41,523
2,100	Mitsui OSK Lines Ltd.	62,886
800	Mitsui-Soko Holdings Co. Ltd.	23,743
1,300	Mitsuuroko Group Holdings Co. Ltd.	14,245
1,000	Miura Co. Ltd.	20,244
1,000	MIXI, Inc.	18,833
700	Miyazaki Bank Ltd.	15,445
10,390	Mizuho Financial Group, Inc.	216,854
5,000	Mizuho Leasing Co. Ltd.	34,993
700	Mizuno Corp.	34,458
1,200	Mochida Pharmaceutical Co. Ltd.	23,233
400	Modec, Inc.†	7,215
3,300	Monex Group, Inc.	14,911
900	Monogatari Corp.†	18,991
2,900	MonotaRO Co. Ltd.†	34,085
1,200	Morinaga & Co. Ltd.	18,564
1,600	Morinaga Milk Industry Co. Ltd.	33,524
2,100	Morita Holdings Corp.	24,421
8,700	MS&AD Insurance Group Holdings, Inc.	193,315
9,600	Murata Manufacturing Co. Ltd.	198,217
2,000	Musashi Seimitsu Industry Co. Ltd.	23,407
1,000	Musashino Bank Ltd.	20,356
1,200	Nabtesco Corp.	20,347
600	Nachi-Fujikoshi Corp.	13,090
1,500	Nagase & Co. Ltd.	29,359
1,800	Nagoya Railroad Co. Ltd.	19,618
1,100	Nakanishi, Inc.	17,448
3,400	Nakayama Steel Works Ltd.	19,928
1,800	Namura Shipbuilding Co. Ltd.†	26,951
1,200	Nankai Electric Railway Co. Ltd.	19,922
800	Nanto Bank Ltd.	17,726
1,100	NEC Corp.	90,556
Shares		Value (Note 1)
	Japan (Continued)
1,600	NEC Networks & System Integration Corp.	$24,295
1,700	NET One Systems Co. Ltd.	31,149
2,400	Nexon Co. Ltd.†	44,378
1,100	Nextage Co. Ltd.†	16,429
3,900	NGK Insulators Ltd.	49,935
1,000	NH Foods Ltd.	29,896
2,400	NHK Spring Co. Ltd.	23,919
1,200	Nichias Corp.	35,204
1,400	Nichicon Corp.	10,442
900	Nichiden Corp.	20,110
700	Nichiha Corp.	14,901
1,500	Nichirei Corp.	33,004
1,500	Nichireki Co. Ltd.	23,187
800	Nichirin Co. Ltd.	17,826
1,300	NIDEC Corp.	58,055
800	Nifco, Inc.	19,079
2,600	Nihon Dempa Kogyo Co. Ltd.	23,254
1,400	Nihon Kohden Corp.	20,223
4,000	Nihon M&A Center Holdings, Inc.	20,670
1,800	Nihon Parkerizing Co. Ltd.	14,622
1,700	Nikkiso Co. Ltd.	12,172
1,300	Nikkon Holdings Co. Ltd.	29,403
3,000	Nikon Corp.†	30,319
5,100	Nintendo Co. Ltd.	271,214
900	Nippn Corp.†	13,062
600	Nippon Carbon Co. Ltd.	19,318
600	Nippon Chemi-Con Corp.*	6,097
9,100	Nippon Denko Co. Ltd.†	16,516
700	Nippon Densetsu Kogyo Co. Ltd.	8,584
1,200	Nippon Electric Glass Co. Ltd.†	27,291
1,100	NIPPON EXPRESS HOLDINGS, Inc.†	50,696
1,800	Nippon Gas Co. Ltd.	27,046
2,500	Nippon Kayaku Co. Ltd.	19,074
1,520	Nippon Light Metal Holdings Co. Ltd.	17,015
6,200	Nippon Paint Holdings Co. Ltd.	40,385
1,200	Nippon Paper Industries Co. Ltd.	7,160
10,200	Nippon Parking Development Co. Ltd.	13,187
500	Nippon Road Co. Ltd.	5,625
1,900	Nippon Sanso Holdings Corp.	56,201
1,200	Nippon Seiki Co. Ltd.	10,994
5,100	Nippon Sheet Glass Co. Ltd.*	13,409

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
500	Nippon Shinyaku Co. Ltd.	$10,116
1,600	Nippon Shokubai Co. Ltd.	15,976
2,600	Nippon Signal Company Ltd.	17,017
900	Nippon Soda Co. Ltd.	29,424
8,800	Nippon Steel Corp.†	186,020
104,100	Nippon Telegraph & Telephone Corp.	98,219
530	Nippon Yakin Kogyo Co. Ltd.	15,054
4,800	Nippon Yusen KK†	139,683
5,000	Nipro Corp.	39,204
2,000	Nishi-Nippon Financial Holdings, Inc.	25,185
900	Nishi-Nippon Railroad Co. Ltd.	14,418
1,000	Nishimatsu Construction Co. Ltd.	28,038
1,600	Nishimatsuya Chain Co. Ltd.	21,292
700	Nishio Holdings Co. Ltd.	17,969
1,400	Nissan Chemical Corp.	44,352
21,600	Nissan Motor Co. Ltd.	73,289
3,200	Nissan Shatai Co. Ltd.†	19,591
600	Nissei ASB Machine Co. Ltd.	20,697
1,100	Nissha Co. Ltd.	13,927
800	Nisshin Oillio Group Ltd.	24,066
1,400	Nisshin Seifun Group, Inc.	16,094
4,400	Nisshinbo Holdings, Inc.†	29,385
1,200	Nissin Foods Holdings Co. Ltd.	30,446
5,400	Nissui Corp.	28,958
1,200	Niterra Co. Ltd.	34,831
400	Nitori Holdings Co. Ltd.	42,240
900	Nitta Corp.†	22,935
1,100	Nittetsu Mining Co. Ltd.	34,800
900	Nitto Denko Corp.	71,098
700	Nitto Kogyo Corp.	15,228
300	Noevir Holdings Co. Ltd.	10,517
2,100	NOF Corp.	28,676
900	Nohmi Bosai Ltd.	13,610
2,200	Nojima Corp.	22,056
1,500	NOK Corp.	19,947
16,900	Nomura Holdings, Inc.	96,848
1,600	Nomura Micro Science Co. Ltd.†	42,961
1,500	Nomura Real Estate Holdings, Inc.	37,582
2,200	Nomura Research Institute Ltd.	61,820
600	Noritake Co. Ltd.	14,861
700	Noritsu Koki Co. Ltd.†	19,318
1,100	Noritz Corp.†	12,013
7,800	North Pacific Bank Ltd.	25,792
Shares		Value (Note 1)
	Japan (Continued)
800	NS United Kaiun Kaisha Ltd.	$25,160
800	NSD Co. Ltd.	15,340
2,900	NSK Ltd.	14,090
10,800	NTN Corp.	21,501
3,600	NTT Data Group Corp.	52,851
600	Obara Group, Inc.†	15,570
3,100	Obayashi Corp.	36,840
500	OBIC Business Consultants Co. Ltd.	20,906
300	Obic Co. Ltd.	38,672
2,100	Odakyu Electric Railway Co. Ltd.	20,310
1,100	Ogaki Kyoritsu Bank Ltd.	15,643
300	Ohsho Food Service Corp.	16,110
800	Oisix ra daichi, Inc.*	6,191
13,300	Oji Holdings Corp.	52,476
1,000	Okamura Corp.	14,016
4,600	Okasan Securities Group, Inc.	22,816
1,800	Oki Electric Industry Co. Ltd.	11,367
1,000	Okinawa Cellular Telephone Co.	24,396
1,155	Okinawa Electric Power Co., Inc.	8,004
500	OKUMA Corp.	22,525
700	Okumura Corp.	21,841
2,200	Olympus Corp.	35,463
1,200	Omron Corp.	41,238
3,800	Ono Pharmaceutical Co. Ltd.	51,878
3,700	Onward Holdings Co. Ltd.	14,304
1,500	Open House Group Co. Ltd.	45,944
1,200	Open Up Group, Inc.†	14,820
1,000	Optex Group Co. Ltd.†	10,510
700	Optorun Co. Ltd.†	8,789
500	Oracle Corp.	34,496
800	Organo Corp.	41,072
2,810	Orient Corp.	18,007
3,300	Oriental Land Co. Ltd.	91,930
9,300	ORIX Corp.	205,318
2,100	Osaka Gas Co. Ltd.	46,245
700	Osaka Organic Chemical Industry Ltd.†	16,598
900	OSAKA Titanium Technologies Co. Ltd.†	15,484
2,900	OSG Corp.†	35,301
1,400	Otsuka Corp.	26,897
1,700	Otsuka Holdings Co. Ltd.	71,533
800	Oyo Corp.†	14,022
1,600	Pacific Industrial Co. Ltd.	14,997
900	Pacific Metals Co. Ltd.†,*	7,166

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,600	PAL GROUP Holdings Co. Ltd.	$18,030
300	PALTAC Corp.	8,169
1,600	Pan Pacific International Holdings Corp.	37,432
16,800	Panasonic Holdings Corp.	137,520
700	Paramount Bed Holdings Co. Ltd.	11,830
1,800	Park24 Co. Ltd.*	17,928
700	Pasona Group, Inc.†	9,171
3,900	Penta-Ocean Construction Co. Ltd.	16,047
1,900	PeptiDream, Inc.*	29,417
26,000	Persol Holdings Co. Ltd.	35,989
1,100	PHC Holdings Corp.†	8,027
2,100	Pigeon Corp.†	18,985
1,100	PILLAR Corp.	36,715
500	Pilot Corp.	13,310
1,100	Piolax, Inc.†	15,957
900	Pola Orbis Holdings, Inc.†	7,314
900	Premium Group Co. Ltd.	12,077
2,500	Press Kogyo Co. Ltd.	10,085
600	Pressance Corp.	7,302
2,100	Prestige International, Inc.	9,163
1,100	Prima Meat Packers Ltd.	16,286
600	Procrea Holdings, Inc.	7,294
1,000	Proto Corp.	9,193
1,300	Qol Holdings Co. Ltd.	12,064
900	Raito Kogyo Co. Ltd.	11,747
2,400	Raksul, Inc.*	14,171
1,700	Rakus Co. Ltd.	22,004
4,200	Rakuten Group, Inc.*	21,664
7,900	Recruit Holdings Co. Ltd.	422,620
2,100	Relo Group, Inc.	22,346
12,500	Renesas Electronics Corp.	233,778
4,600	Rengo Co. Ltd.	29,835
500	RENOVA, Inc.†,*	3,089
11,900	Resona Holdings, Inc.	78,734
2,300	Resonac Holdings Corp.	50,349
1,100	Resorttrust, Inc.	16,313
1,000	Restar Corp.	19,858
6,400	Ricoh Co. Ltd.	54,716
400	Ricoh Leasing Co. Ltd.	13,226
1,600	Riken Keiki Co. Ltd.†	41,967
900	Riken Vitamin Co. Ltd.	15,484
1,200	Rinnai Corp.	27,298
1,500	Riso Kyoiku Co. Ltd.†	2,275
2,800	Rohm Co. Ltd.	37,417
Shares		Value (Note 1)
	Japan (Continued)
1,500	Rohto Pharmaceutical Co. Ltd.	$31,428
300	Roland Corp.†	7,542
300	Rorze Corp.	59,202
3,600	Round One Corp.	18,482
600	Royal Holdings Co. Ltd.†	9,484
1,000	RS Technologies Co. Ltd.	21,754
500	Ryobi Ltd.†	7,123
3,400	Ryohin Keikaku Co. Ltd.	56,508
264	Ryoyo Ryosan Holdings, Inc.	4,850
600	S Foods, Inc.	10,837
1,600	S-Pool, Inc.	3,212
500	Saizeriya Co. Ltd.	17,030
1,400	Sakai Moving Service Co. Ltd.	22,172
1,300	Sakata INX Corp.	14,576
500	Sakata Seed Corp.	10,706
2,700	Sala Corp.†	14,583
1,800	SAMTY HOLDINGS Co. Ltd.	27,768
300	San-A Co. Ltd.	9,416
2,100	San-Ai Obbli Co. Ltd.	26,927
3,000	San-In Godo Bank Ltd.	26,720
1,200	Sangetsu Corp.	22,234
700	Sanken Electric Co. Ltd.	29,960
1,300	Sanki Engineering Co. Ltd.	17,202
3,000	Sankyo Co. Ltd.	32,556
800	Sankyu, Inc.	27,288
2,100	Sanrio Co. Ltd.	38,609
3,600	Santen Pharmaceutical Co. Ltd.	36,785
2,300	Sanwa Holdings Corp.	42,050
500	Sanyo Chemical Industries Ltd.	12,384
300	Sanyo Denki Co. Ltd.	13,574
900	Sanyo Special Steel Co. Ltd.	11,904
600	Sapporo Holdings Ltd.	21,037
900	Sato Holdings Corp.	12,055
600	Sawai Group Holdings Co. Ltd.	24,378
300	SBI ARUHI Corp.	1,706
1,700	SBI Holdings, Inc.	42,973
500	SBS Holdings, Inc.	8,329
600	SCREEN Holdings Co. Ltd.	54,074
1,600	SCSK Corp.	31,952
700	Secom Co. Ltd.	41,320
2,400	Sega Sammy Holdings, Inc.	35,629
3,000	Seibu Holdings, Inc.	41,339
1,000	Seikagaku Corp.	5,463
2,400	Seiko Epson Corp.	37,278
700	Seiko Group Corp.	21,384

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,600	Seino Holdings Co. Ltd.	$21,585
800	Seiren Co. Ltd.†	11,929
2,700	Sekisui Chemical Co. Ltd.	37,356
2,100	Sekisui House Ltd.	46,506
900	Sekisui Jushi Corp.	12,726
1,600	Senko Group Holdings Co. Ltd.	11,208
8,500	Senshu Ikeda Holdings, Inc.	21,132
1,100	Seria Co. Ltd.	19,950
26,400	Seven & i Holdings Co. Ltd.	321,611
7,000	Seven Bank Ltd.	11,704
2,700	SG Holdings Co. Ltd.	24,879
4,900	Sharp Corp.*,†	28,327
1,000	Shibaura Electronics Co. Ltd.	20,014
1,100	Shibaura Machine Co. Ltd.	26,357
600	Shibaura Mechatronics Corp.†	31,624
600	Shibuya Corp.	13,313
400	SHIFT, Inc.*	36,248
1,000	Shiga Bank Ltd.	26,198
1,700	Shikoku Electric Power Co., Inc.	14,581
900	Shikoku Kasei Holdings Corp.†	11,915
900	Shima Seiki Manufacturing Ltd.	9,454
1,700	Shimadzu Corp.	42,529
400	Shimamura Co. Ltd.	18,184
400	Shimano, Inc.	61,769
3,500	Shimizu Corp.	19,655
1,000	Shin Nippon Biomedical Laboratories Ltd.†	8,851
11,800	Shin-Etsu Chemical Co. Ltd.	457,508
2,000	Shin-Etsu Polymer Co. Ltd.	18,746
900	Shinagawa Refractories Co. Ltd.	11,104
800	Shinko Electric Industries Co. Ltd.	28,044
1,700	Shinmaywa Industries Ltd.	14,993
1,500	Shionogi & Co. Ltd.	58,521
1,200	Ship Healthcare Holdings, Inc.	17,714
2,200	Shiseido Co. Ltd.	62,736
2,500	Shizuoka Financial Group, Inc.	23,992
2,800	Shizuoka Gas Co. Ltd.	16,655
300	SHO-BOND Holdings Co. Ltd.†	10,742
1,800	Shoei Co. Ltd.†	21,928
1,000	Siix Corp.†	7,981
1,400	Simplex Holdings, Inc.	24,669
1,100	Sinfonia Technology Co. Ltd.	23,246
500	Sinko Industries Ltd.	12,866
3,900	SKY Perfect JSAT Holdings, Inc.	21,040
2,300	Skylark Holdings Co. Ltd.†	30,585
Shares		Value (Note 1)
	Japan (Continued)
200	SMC Corp.	$94,897
1,300	SMS Co. Ltd.	16,499
900	Socionext, Inc.	21,307
2,700	Sodick Co. Ltd.†	12,183
15,100	SoftBank Corp.	184,374
1,800	SoftBank Group Corp.	116,241
5,500	Sohgo Security Services Co. Ltd.	32,120
1,160	Sojitz Corp.	28,183
900	Solasto Corp.	2,607
5,100	Sompo Holdings, Inc.	108,885
11,500	Sony Group Corp.	974,952
1,500	Sotetsu Holdings, Inc.	22,725
700	Square Enix Holdings Co. Ltd.	21,023
2,300	Stanley Electric Co. Ltd.	41,028
1,600	Star Micronics Co. Ltd.†	20,973
800	Starts Corp., Inc.	16,881
8,400	Subaru Corp.	178,035
2,400	Sugi Holdings Co. Ltd.	33,026
4,500	SUMCO Corp.†	64,763
1,100	Sumida Corp.†	7,863
1,400	Sumitomo Bakelite Co. Ltd.	40,915
10,600	Sumitomo Chemical Co. Ltd.	22,710
3,400	Sumitomo Corp.	84,889
900	Sumitomo Densetsu Co. Ltd.†	20,446
7,200	Sumitomo Electric Industries Ltd.	111,990
1,600	Sumitomo Forestry Co. Ltd.†	50,887
1,700	Sumitomo Heavy Industries Ltd.†	44,177
1,600	Sumitomo Metal Mining Co. Ltd.	48,510
3,600	Sumitomo Mitsui Construction Co. Ltd.	8,950
5,600	Sumitomo Mitsui Financial Group, Inc.	373,299
3,800	Sumitomo Mitsui Trust Holdings, Inc.	86,680
900	Sumitomo Osaka Cement Co. Ltd.	22,012
3,500	Sumitomo Pharma Co. Ltd.†,*	8,810
1,800	Sumitomo Realty & Development Co. Ltd.	52,817
3,700	Sumitomo Rubber Industries Ltd.†	36,853
400	Sumitomo Seika Chemicals Co. Ltd.	13,226
900	Sumitomo Warehouse Co. Ltd.	14,628
2,600	Sun Frontier Fudousan Co. Ltd.	32,546
700	Sundrug Co. Ltd.	17,638
800	Suntory Beverage & Food Ltd.	28,377
6,300	Suruga Bank Ltd.	41,389

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,000	Suzuken Co. Ltd.	$30,387
12,700	Suzuki Motor Corp.	146,110
1,200	SWCC Corp.	36,733
3,900	Sysmex Corp.	62,806
6,800	Systena Corp.	13,271
800	T Hasegawa Co. Ltd.	16,657
2,200	T&D Holdings, Inc.	38,403
700	Tachi-S Co. Ltd.	8,549
1,100	Tachibana Eletech Co. Ltd.	20,921
2,200	Tadano Ltd.†	15,486
1,800	Taiheiyo Cement Corp.	45,176
600	Taisei Corp.	22,193
600	Taiyo Holdings Co. Ltd.	12,698
1,200	Taiyo Yuden Co. Ltd.	30,475
2,000	Takara Bio, Inc.	13,724
2,500	Takara Holdings, Inc.	16,953
2,100	Takara Standard Co. Ltd.	22,646
900	Takasago Thermal Engineering Co. Ltd.	31,997
1,600	Takashimaya Co. Ltd.	26,925
11,800	Takeda Pharmaceutical Co. Ltd.	305,983
800	Takeuchi Manufacturing Co. Ltd.	27,994
700	Takuma Co. Ltd.	7,192
1,000	Tamron Co. Ltd.	25,887
2,100	Tamura Corp.	9,332
1,200	TBS Holdings, Inc.	30,237
2,600	TDK Corp.	159,419
1,300	TechMatrix Corp.	16,176
1,000	TechnoPro Holdings, Inc.†	16,378
3,300	Teijin Ltd.	27,413
400	Tekken Corp.	6,499
1,800	Terumo Corp.	29,681
1,300	THK Co. Ltd.	23,218
2,700	TIS, Inc.	52,325
700	TKC Corp.	15,076
3,100	Toagosei Co. Ltd.†	29,181
1,500	Tobu Railway Co. Ltd.	25,252
2,200	Tocalo Co. Ltd.	28,141
3,500	Toda Corp.	22,885
1,000	Toei Animation Co. Ltd.†	15,489
500	Toei Co. Ltd.	11,809
600	Toho Co. Ltd.	17,542
1,300	Toho Gas Co. Ltd.	31,536
1,500	Toho Holdings Co. Ltd.	39,194
1,400	Toho Titanium Co. Ltd.†	12,478
Shares		Value (Note 1)
	Japan (Continued)
1,500	Toho Zinc Co. Ltd.*	$7,925
3,300	Tohoku Electric Power Co., Inc.	29,772
5,800	Tokai Carbon Co. Ltd.†	33,184
1,000	Tokai Corp.	14,370
1,300	TOKAI Holdings Corp.	7,951
1,300	Tokai Rika Co. Ltd.	17,437
4,800	Tokai Tokyo Financial Holdings, Inc.	17,155
200	Token Corp.	14,818
10,100	Tokio Marine Holdings, Inc.	376,969
1,100	Tokuyama Corp.	20,172
2,800	Tokyo Century Corp.	26,261
6,100	Tokyo Electric Power Co. Holdings, Inc.*	32,841
600	Tokyo Electron Device Ltd.†	15,961
2,700	Tokyo Electron Ltd.	585,680
1,400	Tokyo Gas Co. Ltd.	30,064
1,400	Tokyo Kiraboshi Financial Group, Inc.	41,594
700	Tokyo Ohka Kogyo Co. Ltd.	18,978
400	Tokyo Seimitsu Co. Ltd.	30,567
2,000	Tokyo Steel Manufacturing Co. Ltd.	20,275
2,700	Tokyo Tatemono Co. Ltd.†	42,609
400	Tokyotokeiba Co. Ltd.†	10,081
1,700	Tokyu Construction Co. Ltd.	8,136
3,000	Tokyu Corp.	33,041
9,700	Tokyu Fudosan Holdings Corp.	64,721
5,300	TOMONY Holdings, Inc.	13,901
1,900	Tomy Co. Ltd.	37,412
1,500	Topcon Corp.	16,749
1,500	TOPPAN Holdings, Inc.	41,329
1,100	Topre Corp.	14,447
500	Topy Industries Ltd.	7,735
9,400	Toray Industries, Inc.	44,491
1,100	Toridoll Holdings Corp.†	25,304
1,300	Tosei Corp.	19,635
500	Toshiba TEC Corp.	10,691
1,900	Tosoh Corp.	24,776
1,000	Totetsu Kogyo Co. Ltd.	19,827
1,600	TOTO Ltd.	37,770
600	Towa Corp.	42,066
900	Towa Pharmaceutical Co. Ltd.	16,440
3,100	Toyo Construction Co. Ltd.	27,688
200	Toyo Gosei Co. Ltd.†	12,580
1,000	Toyo Seikan Group Holdings Ltd.	15,694
500	Toyo Suisan Kaisha Ltd.	29,632

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Japan (Continued)
400	Toyo Tanso Co. Ltd.	$16,732
2,500	Toyo Tire Corp.†	39,911
2,500	Toyobo Co. Ltd.	16,378
1,600	Toyoda Gosei Co. Ltd.	28,129
600	Toyota Boshoku Corp.	7,945
800	Toyota Industries Corp.	67,450
75,400	Toyota Motor Corp.	1,541,836
5,400	Toyota Tsusho Corp.	105,120
600	TPR Co. Ltd.	9,528
300	Trancom Co. Ltd.	12,213
500	Transcosmos, Inc.	10,768
1,200	TRE Holdings Corp.	9,659
900	Trend Micro, Inc.	36,534
1,100	Trusco Nakayama Corp.†	16,833
1,600	TS Tech Co. Ltd.	18,950
1,200	Tsubaki Nakashima Co. Ltd.*	5,862
600	Tsubakimoto Chain Co.	23,233
1,700	Tsuburaya Fields Holdings, Inc.†	18,111
1,900	Tsugami Corp.	18,352
1,600	Tsumura & Co.	40,823
700	Tsuruha Holdings, Inc.	39,853
700	TV Asahi Holdings Corp.	9,293
700	Tv Tokyo Holdings Corp.	16,359
800	U-Next Holdings Co. Ltd.	22,376
1,000	UACJ Corp.	23,898
2,000	UBE Corp.	35,210
200	Uchida Yoko Co. Ltd.	10,405
600	Ulvac, Inc.	39,194
1,000	Unicharm Corp.	32,115
800	Unipres Corp.	6,658
1,100	United Super Markets Holdings, Inc.†	5,982
500	Universal Entertainment Corp.†,*	4,898
2,000	Ushio, Inc.	26,005
3,800	USS Co. Ltd.	31,968
600	UT Group Co. Ltd.	12,139
400	V Technology Co. Ltd.	7,595
1,200	Valor Holdings Co. Ltd.	18,363
1,000	Valqua Ltd.	22,780
1,400	Vision, Inc.†	10,807
400	Visional, Inc.*	17,851
1,400	Vital KSK Holdings, Inc.	11,843
3,800	VT Holdings Co. Ltd.	12,046
800	Wacoal Holdings Corp.	22,356
3,000	Wacom Co. Ltd.	14,078
Shares		Value (Note 1)
	Japan (Continued)
1,800	Wakita & Co. Ltd.	$19,332
1,600	Warabeya Nichiyo Holdings Co. Ltd.	22,763
2,000	Welcia Holdings Co. Ltd.	24,936
500	West Holdings Corp.	8,099
2,400	West Japan Railway Co.	44,676
600	WingArc1st, Inc.	10,114
300	Workman Co. Ltd.	6,992
1,000	Xebio Holdings Co. Ltd.	7,403
1,100	Yakult Honsha Co. Ltd.†	19,667
9,500	Yamada Holdings Co. Ltd.	25,508
2,100	Yamaguchi Financial Group, Inc.	23,827
900	Yamaha Corp.	21,067
11,400	Yamaha Motor Co. Ltd.†	105,504
1,300	Yamaichi Electronics Co. Ltd.	26,907
2,100	Yamato Holdings Co. Ltd.	23,083
400	Yamato Kogyo Co. Ltd.	19,457
1,500	Yamazaki Baking Co. Ltd.	30,785
1,700	Yamazen Corp.	14,993
400	Yaoko Co. Ltd.	24,220
1,200	Yaskawa Electric Corp.	43,088
1,200	Yellow Hat Ltd.	17,155
600	Yodogawa Steel Works Ltd.	20,958
600	Yokogawa Bridge Holdings Corp.	10,099
3,000	Yokogawa Electric Corp.	72,534
1,100	Yokohama Rubber Co. Ltd.	24,319
2,500	Yokorei Co. Ltd.	16,300
1,500	Yokowo Co. Ltd.	19,551
1,100	Yonex Co. Ltd.	13,353
1,100	Yoshinoya Holdings Co. Ltd.†	20,955
500	Yuasa Trading Co. Ltd.	17,621
700	Zenkoku Hosho Co. Ltd.	25,783
900	Zensho Holdings Co. Ltd.	34,402
2,300	Zeon Corp.	19,084
800	ZERIA Pharmaceutical Co. Ltd.	10,507
1,100	Zojirushi Corp.†	10,577
1,000	ZOZO, Inc.	25,036
		37,352,020
	Netherlands—2.5%
2,261	Aalberts NV	91,820
3,265	ABN AMRO Bank NV, CVA#	53,674
576	Acomo NV	10,622
101	Adyen NV*,#	120,410
11,005	Aegon Ltd.	67,981

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Netherlands (Continued)
4,173	Aegon Ltd., Registered†	$25,580
1,523	Akzo Nobel NV	92,611
292	Alfen NV†,#,*	5,397
3,191	Allfunds Group PLC	17,907
580	AMG Critical Materials NV†	9,578
923	Aperam SA†	23,862
1,347	Arcadis NV†	85,328
2,831	ArcelorMittal SA	64,791
396	ASM International NV	301,872
1,963	ASML Holding NV	2,027,014
118	ASML Holding NV, Registered	120,682
2,907	ASR Nederland NV†	138,571
1,371	Basic-Fit NV#,*,†	29,542
506	BE Semiconductor Industries NV	84,618
1,433	Coca-Cola Europacific Partners PLC	104,972
988	Corbion NV	19,818
969	CTP NV#	16,521
691	Flow Traders Ltd.†	13,676
3,265	Fugro NV	78,884
883	Heineken NV†	85,392
871	IMCD NV	120,611
16,312	ING Groep NV	278,846
2,599	InPost SA*	45,815
1,082	JDE Peet's NV	21,553
9,384	Koninklijke Ahold Delhaize NV	277,274
8,072	Koninklijke BAM Groep NV	33,905
1,316	Koninklijke Heijmans NV, CVA	26,919
33,350	Koninklijke KPN NV	127,864
3,770	Koninklijke Philips NV*	95,244
1,815	Koninklijke Philips NV†,*	45,738
1,604	Koninklijke Vopak NV	66,582
198	Nedap NV	12,893
3,146	NN Group NV	146,392
2,076	OCI NV	50,669
17,809	Pharming Group NV†,*	14,352
14,647	PostNL NV†	19,890
4,642	Prosus NV	165,347
1,555	Randstad NV	70,493
2,766	SBM Offshore NV	42,360
2,800	Signify NV#	69,869
839	Sligro Food Group NV	11,609
799	TKH Group NV†	34,844
1,381	TomTom NV†,*	7,802
8,361	Universal Music Group NV	248,748
Shares		Value (Note 1)
	Netherlands (Continued)
739	Van Lanschot Kempen NV	$29,679
2,724	Wolters Kluwer NV	451,593
		6,208,014
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.†,*	24,170
45,960	Air New Zealand Ltd.	14,837
11,996	Arvida Group Ltd.	6,795
6,512	Auckland International Airport Ltd.	30,264
12,705	Channel Infrastructure NZ Ltd.	11,531
7,155	Chorus Ltd.	33,514
5,950	Contact Energy Ltd.	32,617
1,219	EBOS Group Ltd.	23,923
2,561	Fisher & Paykel Healthcare Corp. Ltd.	46,922
9,814	Fletcher Building Ltd.†	16,917
3,784	Freightways Group Ltd.†	17,747
13,353	Genesis Energy Ltd.	17,812
17,473	Heartland Group Holdings Ltd.†	10,536
5,520	Infratil Ltd.	37,657
21,719	KMD Brands Ltd.	4,630
647	Mainfreight Ltd.†	26,652
5,675	Mercury NZ Ltd.	22,693
5,888	Meridian Energy Ltd.	22,558
12,393	Oceania Healthcare Ltd.*	4,001
1,991	Port of Tauranga Ltd.	5,724
684	Restaurant Brands New Zealand Ltd.†,*	1,250
7,473	Ryman Healthcare Ltd.†,*	16,204
2,832	Skellerup Holdings Ltd.†	6,486
6,026	SKY Network Television Ltd.	8,626
18,375	SKYCITY Entertainment Group Ltd.†	16,341
7,885	Spark New Zealand Ltd.	19,979
4,276	Summerset Group Holdings Ltd.†	24,743
7,097	Vector Ltd.	16,038
5,190	Warehouse Group Ltd.	3,161
		524,328
	Norway—0.8%
21,108	ABG Sundal Collier Holding ASA	12,158
511	AF Gruppen ASA	6,337
204	Aker ASA, Class A	11,750
4,007	Aker BP ASA	102,155

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Norway (Continued)
4,348	Aker Solutions ASA	$18,000
1,456	Atea ASA	20,864
75	Atlantic Sapphire ASA*	65
2,299	Austevoll Seafood ASA	17,829
11,411	B2 Impact ASA	8,817
438	Bakkafrost P/F	22,234
621	Bluenord ASA*	31,989
480	Bonheur ASA	10,790
2,956	Borr Drilling Ltd.†,*	19,066
1,580	Borregaard ASA	28,472
1,681	Bouvet ASA	9,919
2,559	BW LPG Ltd.#	47,527
5,362	BW Offshore Ltd.	15,443
1,212	Cadeler AS, ADR*	30,336
289	Cavendish Hydrogen ASA*	744
968	Crayon Group Holding ASA*,#	11,333
5,438	DNB Bank ASA	106,804
12,792	DNO ASA	13,347
6,672	Elkem ASA#,*	12,648
745	Entra ASA#,*	7,634
9,681	Equinor ASA	275,596
4,440	Europris ASA#	30,107
1,012	FLEX LNG Ltd.	27,809
1,736	Frontline PLC	45,477
1,401	Gjensidige Forsikring ASA	25,036
2,309	Golden Ocean Group Ltd.	31,985
768	Grieg Seafood ASA	4,514
3,883	Hafnia Ltd.	32,622
2,715	Hexagon Composites ASA*	7,616
931	Hexagon Purus ASA*	691
2,783	Hoegh Autoliners ASA	32,790
1,218	Kid ASA#	16,952
3,798	Kitron ASA	11,248
391	Kongsberg Gruppen ASA	31,860
7,739	Leroy Seafood Group ASA	31,356
15,523	LINK Mobility Group Holding ASA*	29,877
2,023	Mowi ASA	33,669
6,935	MPC Container Ships ASA	14,621
14,484	NEL ASA*	7,599
864	Nordic Semiconductor ASA*	11,539
3,224	Norsk Hydro ASA	20,080
5,255	Norske Skog ASA#	20,819
23,135	Norwegian Air Shuttle ASA	27,258
5,186	Odfjell Drilling Ltd.	28,220
Shares		Value (Note 1)
	Norway (Continued)
805	Odfjell SE, Class A	$13,843
864	Odfjell Technology Ltd.	4,920
6,202	OKEA ASA	14,011
973	Okeanis Eco Tankers Corp.#	31,075
4,229	Orkla ASA	34,360
2,698	Pareto Bank ASA	15,414
43,866	PGS ASA*	36,730
1,686	Protector Forsikring ASA	40,504
397	Salmar ASA	20,897
4,491	Scatec ASA#,*	36,447
614	Schibsted ASA, Class A	18,126
840	Schibsted ASA, Class B	23,586
6,053	Shelf Drilling Ltd.*,#	12,892
1,208	Sparebank 1 Oestlandet	15,358
1,083	SpareBank 1 Sorost-Norge	6,818
1,199	SpareBank 1 SR-Bank ASA	14,666
580	Stolt-Nielsen Ltd.	27,433
4,328	Storebrand ASA	44,184
2,103	Subsea 7 SA	39,551
3,478	Telenor ASA	39,643
2,114	TGS ASA	25,383
1,776	TOMRA Systems ASA	21,192
5,444	Var Energi ASA	19,233
1,273	Veidekke ASA	13,640
2,083	Wallenius Wilhelmsen ASA	21,246
388	Wilh Wilhelmsen Holding ASA, Class A	14,082
1,244	Yara International ASA	35,839
		2,006,675
	Portugal—0.2%
3,185	Altri SGPS SA†	18,368
189,974	Banco Comercial Portugues SA, Class R	68,482
976	Corticeira Amorim SGPS SA†	9,418
2,841	CTT-Correios de Portugal SA	12,748
14,431	EDP—Energias de Portugal SA	54,077
1,860	EDP Renovaveis SA†	25,995
5,216	Galp Energia SGPS SA	110,157
1,062	Greenvolt-Energias Renovaveis SA*	9,463
1,457	Jeronimo Martins SGPS SA	28,477
7,098	Mota-Engil SGPS SA	26,165
5,953	Navigator Co. SA	24,775
8,146	NOS SGPS SA	28,833

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Portugal (Continued)
10,709	REN—Redes Energeticas Nacionais SGPS SA†	$26,263
20,529	Sonae SGPS SA	19,237
		462,458
	Singapore—0.7%
4,241	AEM Holdings Ltd.†,*	5,630
26,296	Capitaland India Trust	19,004
14,300	CapitaLand Investment Ltd.	28,052
6,300	City Developments Ltd.	23,973
23,400	ComfortDelGro Corp. Ltd.	23,124
11,574	DBS Group Holdings Ltd.	305,482
3,900	DFI Retail Group Holdings Ltd.	7,410
18,300	First Resources Ltd.	18,624
23,100	Frencken Group Ltd.	27,768
35,400	Genting Singapore Ltd.	22,582
72,500	Geo Energy Resources Ltd.	15,505
132,400	Golden Agri-Resources Ltd.	26,363
800	Great Eastern Holdings Ltd.	15,139
11,200	GuocoLand Ltd.	12,142
2,600	Haw Par Corp. Ltd.	18,695
3,200	Hong Leong Finance Ltd.	5,640
7,200	Hongkong Land Holdings Ltd.	23,256
192,400	Hutchison Port Holdings Trust	24,627
1,900	iFAST Corp. Ltd.	10,089
1,700	Jardine Cycle & Carriage Ltd.†	33,348
60,455	Keppel Infrastructure Trust	20,954
7,500	Keppel Ltd.	35,785
12,300	Nanofilm Technologies International Ltd.	6,758
46,800	Netlink NBN Trust	28,646
8,300	Olam Group Ltd.	7,039
16,439	Oversea-Chinese Banking Corp. Ltd.	174,937
25,200	Raffles Medical Group Ltd.	18,491
2,823	SATS Ltd.*	5,933
22,126	Seatrium Ltd.*	22,518
10,100	Sembcorp Industries Ltd.	35,827
19,200	Sheng Siong Group Ltd.	21,097
14,199	Singapore Airlines Ltd.†	72,252
7,100	Singapore Exchange Ltd.	49,637
32,900	Singapore Post Ltd.	10,433
13,200	Singapore Technologies Engineering Ltd.	42,150
17,800	Singapore Telecommunications Ltd.	36,099
22,000	StarHub Ltd.	19,631
Shares		Value (Note 1)
	Singapore (Continued)
5,192	Straits Trading Co. Ltd.	$5,169
9,500	UMS Holdings Ltd.	8,267
10,200	United Overseas Bank Ltd.	235,668
6,300	UOL Group Ltd.	24,159
3,100	Venture Corp. Ltd.	32,509
15,300	Wilmar International Ltd.	34,978
15,000	Wing Tai Holdings Ltd.	15,265
23,500	Yangzijiang Shipbuilding Holdings Ltd.	42,633
		1,673,288
	Spain—1.6%
227	Acciona SA†	26,815
2,509	Acerinox SA	26,037
2,524	ACS Actividades de Construccion y Servicios SA†	108,880
462	Aena SME SA#	93,018
1,213	Almirall SA†	12,211
3,838	Amadeus IT Group SA†	255,415
5,985	Atresmedia Corp. de Medios de Comunicacion SA	28,363
36,165	Banco Bilbao Vizcaya Argentaria SA	362,212
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR	91,825
65,963	Banco de Sabadell SA	127,193
71,052	Banco Santander SA	329,521
11,460	Bankinter SA†	93,595
31,430	CaixaBank SA	166,381
2,453	Cellnex Telecom SA#	79,783
796	Cia de Distribucion Integral Logista Holdings SA	22,522
861	CIE Automotive SA†	23,928
318	Construcciones y Auxiliar de Ferrocarriles SA	11,954
1,292	Corp. ACCIONA Energias Renovables SA†	26,608
1,692	Ebro Foods SA†	28,159
986	Elecnor SA†	20,950
2,388	Enagas SA†	35,523
7,602	Ence Energia y Celulosa SA*	27,860
3,205	Endesa SA†	60,187
4,660	Ercros SA*	19,488
10,352	Faes Farma SA†	39,967
829	Ferrovial SE†	32,192
1,842	Fluidra SA†	38,448

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Spain (Continued)
9,277	Gestamp Automocion SA#	$27,620
4,339	Global Dominion Access SA#,†	14,963
1,891	Grifols SA†,*	15,918
705	Grupo Catalana Occidente SA	28,540
19,014	Iberdrola SA	246,698
2,164	Indra Sistemas SA†	44,752
7,916	Industria de Diseno Textil SA	393,024
494	Laboratorios Farmaceuticos Rovi SA	46,318
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros†,*	6,283
10,321	Mapfre SA†	23,809
4,190	Melia Hotels International SA*	34,395
1,262	Naturgy Energy Group SA†	27,247
1,960	Neinor Homes SA#	26,238
145	Pharma Mar SA†	4,941
3,196	Redeia Corp. SA†	55,859
16,433	Repsol SA†	259,320
11,547	Sacyr SA	40,734
1,856	Solaria Energia y Medio Ambiente SA†,*	22,998
2,349	Tecnicas Reunidas SA*	31,773
58,157	Telefonica SA	246,642
5,440	Telefonica SA, ADR†	22,902
3,839	Tubacex SA*	13,321
21,017	Unicaja Banco SA#	28,675
258	Vidrala SA†	29,067
589	Viscofan SA†	38,794
		3,919,866
	Sweden—2.2%
984	AAK AB	28,836
1,552	AcadeMedia AB#	7,570
3,422	AddLife AB, Class B	40,551
3,120	AddNode Group AB	35,883
1,249	AddTech AB, Class B	31,039
1,712	AFRY AB	30,690
741	Alfa Laval AB	32,446
1,866	Alimak Group AB#	20,246
1,793	Alleima AB	11,639
510	Alligo AB, Class B†	6,910
4,107	Ambea AB#	30,379
834	Annehem Fastigheter AB, Class B*	1,385
1,565	AQ Group AB	21,484
3,735	Arjo AB, Class B	14,455
3,136	Assa Abloy AB, Class B	88,645
Shares		Value (Note 1)
	Sweden (Continued)
13,066	Atlas Copco AB, Class A	$245,565
7,880	Atlas Copco AB, Class B	127,244
810	Atrium Ljungberg AB, Class B	15,705
3,696	Attendo AB#	15,274
1,217	Avanza Bank Holding AB†	29,567
1,245	Axfood AB	32,702
1,079	Beijer Alma AB†	21,073
1,530	Beijer Ref AB†	23,602
808	Bergman & Beving AB	22,565
2,259	Betsson AB	26,407
791	Better Collective AS*,†	16,941
1,218	Bilia AB, Class A	16,261
3,167	Billerud Aktiebolag	29,312
601	BioArctic AB*,#	12,974
1,495	BioGaia AB, Class B	17,448
981	Biotage AB	15,096
2,689	Boliden AB	86,031
3,759	Bonava AB, Class B†,*	2,984
1,975	Boozt AB*,#	23,590
2,967	Bravida Holding AB#	22,003
670	Bufab AB	24,716
1,399	Bure Equity AB	47,122
3,952	Byggmax Group AB	13,058
381	Camurus AB*	21,568
2,626	Castellum AB*	32,060
447	Catena AB†	22,268
660	Cellavision AB	15,599
1,045	Cibus Nordic Real Estate AB publ†	15,558
855	Clas Ohlson AB, Class B	14,198
7,868	Cloetta AB, Class B	15,307
1,066	Concentric AB	18,003
1,370	Coor Service Management Holding AB#	6,052
14,402	Corem Property Group AB, Class B†	11,883
2,643	Dios Fastigheter AB	21,582
3,369	Dometic Group AB#	21,392
11,292	Dustin Group AB*,#	12,550
736	Elanders AB, Class B	6,916
1,713	Electrolux AB, Class B*,†	14,200
3,376	Electrolux Professional AB, Class B	22,424
4,884	Elekta AB, Class B	30,505
8,427	Embracer Group AB*,†	18,517
2,293	Engcon AB†	18,778
3,115	Epiroc AB, Class A	62,159
1,782	Epiroc AB, Class B	32,583

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Sweden (Continued)
689	Essity AB, Class A	$17,584
3,993	Essity AB, Class B	102,246
641	Evolution AB#	66,767
1,567	Fabege AB†	12,515
2,158	Fagerhult Group AB	14,008
6,378	Fastighets AB Balder, Class B*	43,699
79	Fenix Outdoor International AG	5,389
3,690	Fortnox AB†	22,274
703	GARO AB†	1,774
1,600	Getinge AB, Class B	27,180
2,730	Granges AB	35,030
6,297	H & M Hennes & Mauritz AB, Class B†	99,603
888	Hemnet Group AB	26,827
3,499	Hexagon AB, Class B	39,500
4,181	Hexatronic Group AB†,*	20,079
3,325	Hexpol AB	37,018
366	HMS Networks AB†	14,517
3,175	Hoist Finance AB*,#	16,116
833	Holmen AB, Class B†	32,789
690	Hufvudstaden AB, Class A	8,170
2,602	Husqvarna AB, Class B	20,852
1,077	Indutrade AB	27,598
7,076	Instalco AB	27,078
2,972	International Petroleum Corp.*	39,397
1,692	Intrum AB†	4,789
649	INVISIO AB	14,267
2,675	Inwido AB	36,469
1,080	JM AB†	20,186
1,933	Karnov Group AB†,*	12,912
2,288	Kindred Group PLC, SDR	27,200
512	KNOW IT AB	8,038
2,602	Lagercrantz Group AB, Class B	42,274
977	Lifco AB, Class B	26,824
374	Lime Technologies AB	12,350
1,567	Lindab International AB	33,531
981	Loomis AB	25,545
641	Medcap AB*	30,178
1,134	Medicover AB, Class B	20,371
2,179	MEKO AB	24,382
2,979	Millicom International Cellular SA, SDR*	72,515
1,742	Modern Times Group MTG AB, Class B*	14,036
510	Momentum Group AB	8,344
Shares		Value (Note 1)
	Sweden (Continued)
1,828	Munters Group AB#	$34,459
1,021	Mycronic AB	39,360
2,840	NCAB Group AB†	22,240
2,359	NCC AB, Class B	30,603
1,296	New Wave Group AB, Class B†	13,389
5,005	Nibe Industrier AB, Class B†	21,221
12,680	Nobia AB†,*	5,257
3,940	Nolato AB, Class B	21,375
1,234	Nordic Waterproofing Holding AB	18,791
1,918	Nordnet AB publ†	40,065
3,057	Norion Bank AB*	12,590
474	Note AB*,†	6,458
1,681	Nyfosa AB	16,288
1,014	OEM International AB, Class B	11,155
1,353	Orron Energy AB†,*	913
1,559	OX2 AB*	8,744
609	Pandox AB	10,860
6,582	Peab AB, Class B	41,390
1,578	Platzer Fastigheter Holding AB, Class B	13,504
1,200	Proact IT Group AB	17,549
4,394	Ratos AB, Class B	14,949
774	Rejlers AB†	11,246
5,625	Resurs Holding AB#	12,153
1,448	Saab AB, Class B	34,837
1,598	Sagax AB, Class B	40,889
6,434	Samhallsbyggnadsbolaget i Norden AB†	3,274
6,200	Sandvik AB	124,246
2,495	Scandi Standard AB	18,267
2,471	Scandic Hotels Group AB†,#,*	14,967
609	Sdiptech AB, Class B*	18,559
1,030	Sectra AB, Class B†,*	23,537
2,362	Securitas AB, Class B†	23,444
10,448	Sinch AB†,#,*	25,334
13,385	Skandinaviska Enskilda Banken AB, Class A	197,637
2,462	Skanska AB, Class B	44,320
426	SKF AB, Class A	8,621
1,948	SKF AB, Class B	39,111
1,180	SkiStar AB†	16,522
562	Solid Forsakring AB	4,608
4,349	SSAB AB, Class A	23,979
7,406	SSAB AB, Class B	40,220
9,462	Stillfront Group AB*	8,887

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Sweden (Continued)
3,118	Svenska Cellulosa AB SCA, Class B	$46,054
6,847	Svenska Handelsbanken AB, Class A	65,214
3,052	Sweco AB, Class B†	41,868
5,585	Swedbank AB, Class A	114,925
1,127	Swedish Orphan Biovitrum AB*	30,155
2,426	Synsam AB	12,062
2,312	Systemair AB	17,145
6,025	Tele2 AB, Class B	60,654
1,292	Telefonaktiebolaget LM Ericsson, Class A	8,082
20,817	Telefonaktiebolaget LM Ericsson, Class B	129,235
19,797	Telia Co. AB	53,102
1,057	Thule Group AB#	27,724
836	Trelleborg AB, Class B	32,528
1,381	Troax Group AB	30,880
6,750	Truecaller AB, Class B†	22,596
398	VBG Group AB, Class B	18,193
8,400	Viaplay Group AB*	569
471	Vitec Software Group AB, Class B	24,441
2,100	Vitrolife AB	34,534
2,412	Volvo AB, Class A	62,900
14,602	Volvo AB, Class B	373,488
7,017	Volvo Car AB, Class B†,*	21,705
1,622	Wallenstam AB, Class B	7,705
2,008	Wihlborgs Fastigheter AB	18,547
		5,305,845
	Switzerland—5.6%
6,843	ABB Ltd., Registered	380,213
1,684	Accelleron Industries AG	65,977
3,006	Adecco Group AG, Registered	99,771
483	Alcon, Inc.†	43,026
2,917	Alcon, Inc.	260,450
362	Allreal Holding AG, Registered	61,968
137	ALSO Holding AG, Registered	42,238
19,322	ams-OSRAM AG*	26,764
47	APG SGA SA	10,279
1,914	Arbonia AG†,*	27,183
24,513	Aryzta AG*	43,654
590	Ascom Holding AG, Registered†	5,024
148	Autoneum Holding AG†	21,415
1,877	Avolta AG	72,911
765	Baloise Holding AG, Registered	134,702
Shares		Value (Note 1)
	Switzerland (Continued)
58	Banque Cantonale de Geneve, Bearer Shares	$18,721
362	Banque Cantonale Vaudoise, Registered	38,418
55	Barry Callebaut AG, Registered†	89,621
247	Basilea Pharmaceutica AG, Registered*	10,736
85	Belimo Holding AG, Registered	42,630
35	Bell Food Group AG, Registered	10,090
276	Bellevue Group AG†	5,376
76	Berner Kantonalbank AG, Registered†	19,709
300	BKW AG	47,849
127	Bossard Holding AG, Registered Class A	29,896
147	Bucher Industries AG, Registered	59,229
68	Burckhardt Compression Holding AG	44,655
137	Burkhalter Holding AG	14,044
40	Bystronic AG†	16,851
262	Calida Holding AG, Registered	8,836
456	Cembra Money Bank AG	38,928
1	Chocoladefabriken Lindt & Spruengli AG, Registered	115,532
2,187	Cie Financiere Richemont SA, Registered Class A	341,395
79	Cie Financiere Tradition SA, Bearer Shares	12,442
5,039	Clariant AG, Registered†	79,305
205	Coltene Holding AG, Registered	10,747
95	Comet Holding AG, Registered	38,277
148	COSMO Pharmaceuticals NV*	11,547
98	CPH Group AG	7,483
93	Daetwyler Holding AG, Bearer Shares	17,473
761	DKSH Holding AG	51,414
66	dormakaba Holding AG	33,865
967	DSM-Firmenich AG	109,360
3,335	EFG International AG	49,072
36	Emmi AG, Registered	35,581
44	EMS-Chemie Holding AG, Registered	36,069
388	Flughafen Zurich AG, Registered	85,810
30	Forbo Holding AG, Registered	34,927
647	Fundamenta Real Estate AG	11,486

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Switzerland (Continued)
1,125	Galenica AG#	$92,096
2,505	GAM Holding AG†,*	558
229	Geberit AG, Registered	135,292
1,595	Georg Fischer AG, Registered	106,961
29	Givaudan SA, Registered	137,503
566	Helvetia Holding AG, Registered	76,542
136	Hiag Immobilien Holding AG	11,111
3,040	Holcim AG	269,403
298	Huber & Suhner AG, Registered	25,374
547	Implenia AG, Registered	19,574
109	Ina Invest Holding AG*	2,232
36	Inficon Holding AG, Registered	54,734
12	Interroll Holding AG, Registered	35,394
80	Intershop Holding AG	10,525
110	Investis Holding SA	12,366
2,012	Julius Baer Group Ltd.	112,418
80	Jungfraubahn Holding AG, Registered	17,256
114	Kardex Holding AG, Registered	28,930
90	Komax Holding AG, Registered†	13,063
507	Kuehne & Nagel International AG, Registered	145,816
580	Landis & Gyr Group AG	46,867
13	LEM Holding SA, Registered†	20,691
167	Liechtensteinische Landesbank AG†	13,234
476	Logitech International SA, Registered	46,050
269	Logitech International SA, Registered†	26,061
311	Lonza Group AG, Registered	169,753
367	Luzerner Kantonalbank AG, Registered†	27,001
103	Medacta Group SA#	14,009
636	Medmix AG#	9,613
9	Metall Zug AG, Registered Class B	12,371
1,480	Mobilezone Holding AG, Registered	22,469
165	Mobimo Holding AG, Registered†	46,739
16,124	Nestle SA, Registered	1,646,050
5,627	Novartis AG, ADR†	599,050
9,049	Novartis AG, Registered	968,604
4,832	OC Oerlikon Corp. AG, Registered	26,073
136	Orior AG†	8,431
225	Partners Group Holding AG	288,998
98	Perlen Industrieholding AG*	2,509
Shares		Value (Note 1)
	Switzerland (Continued)
27	Phoenix Mecano AG, Registered	$14,335
500	PSP Swiss Property AG, Registered	64,166
78	Rieter Holding AG, Registered	9,984
6,700	Roche Holding AG	1,860,593
298	Roche Holding AG, Bearer Shares†	90,815
200	Romande Energie Holding SA, Registered	12,555
2,886	Sandoz Group AG	104,525
486	Sandoz Group AG, ADR†	17,593
254	Schindler Holding AG, Registered	63,327
25	Schweiter Technologies AG	11,089
273	Sensirion Holding AG†,#,*	23,731
423	SFS Group AG†	56,215
1,178	SGS SA, Registered	104,892
92	Siegfried Holding AG, Registered	95,538
2,038	SIG Group AG	37,314
586	Sika AG, Registered	167,755
194	SKAN Group AG	17,231
2,142	Softwareone Holding AG	40,291
242	Sonova Holding AG, Registered	74,772
68	St. Galler Kantonalbank AG, Registered†	32,734
829	Stadler Rail AG†	23,575
554	Straumann Holding AG, Registered	68,630
497	Sulzer AG, Registered	68,704
232	Swatch Group AG, Bearer Shares	47,526
534	Swatch Group AG, Registered	21,813
208	Swiss Life Holding AG, Registered	152,935
1,371	Swiss Prime Site AG, Registered	130,012
3,164	Swiss Re AG	392,661
339	Swisscom AG, Registered	190,733
164	Swissquote Group Holding SA, Registered	51,767
853	Temenos AG, Registered	58,864
174	TX Group AG	31,490
276	u-blox Holding AG	28,938
13,387	UBS Group AG, Registered	394,108
1,464	UBS Group AG, Registered†,*	43,247
335	Valiant Holding AG, Registered	37,958
214	VAT Group AG#	121,333
23	Vaudoise Assurances Holding SA	11,673
400	Vetropack Holding AG, Registered†	14,425
540	Vontobel Holding AG, Registered	32,336
77	VP Bank AG, Class A†	6,428
318	VZ Holding AG	40,774

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Switzerland (Continued)
106	Walliser Kantonalbank, Registered	$13,332
7	Warteck Invest AG, Registered	13,128
59	Ypsomed Holding AG, Registered	26,530
104	Zehnder Group AG, Registered	6,112
6	Zug Estates Holding AG, Class B	11,520
2	Zuger Kantonalbank, Bearer Shares	18,788
875	Zurich Insurance Group AG	466,595
		13,600,060
	United Kingdom—9.1%
7,312	3i Group PLC	283,393
533	4imprint Group PLC	39,483
26,519	abrdn PLC†	49,681
2,939	Accesso Technology Group PLC*,†	27,047
2,058	Admiral Group PLC	68,030
3,336	Advanced Medical Solutions Group PLC	9,024
1,488	AG Barr PLC	11,286
23,240	Airtel Africa PLC#	35,283
6,044	AJ Bell PLC	28,995
12,432	Alliance Pharma PLC†,*	6,113
6,600	Anglo American PLC	208,743
2,371	Antofagasta PLC	63,241
1,907	Ascential PLC	8,244
8,024	Ashmore Group PLC	17,253
4,716	Ashtead Group PLC	314,886
1,378	Ashtead Technology Holdings PLC	13,239
355	ASOS PLC†,*	1,600
1,357	Associated British Foods PLC	42,439
5,866	AstraZeneca PLC	916,223
2,628	AstraZeneca PLC, ADR	204,958
2,563	Atalaya Mining PLC	14,061
1,309	Auction Technology Group PLC†,*	8,290
7,793	Auto Trader Group PLC#	78,927
9,711	Aviva PLC	58,506
835	Avon Rubber PLC	13,701
9,181	B&M European Value Retail SA†	50,740
10,247	Babcock International Group PLC	67,616
8,429	BAE Systems PLC	140,647
9,792	Balfour Beatty PLC	45,205
1,070	Bank of Georgia Group PLC	54,577
89,247	Barclays PLC	235,675
3,662	Barclays PLC, ADR†	39,220
10,368	Barratt Developments PLC	61,887
Shares		Value (Note 1)
	United Kingdom (Continued)
7,436	Beazley PLC	$66,551
2,110	Bellway PLC	67,641
733	Berkeley Group Holdings PLC	42,512
2,271	Bloomsbury Publishing PLC	17,971
2,945	Bodycote PLC	25,389
8,370	boohoo Group PLC†,*	3,640
163,993	BP PLC	985,106
7,412	BP PLC, ADR	267,573
5,382	Breedon Group PLC	26,329
5,028	Bridgepoint Group PLC#	14,008
13,157	British American Tobacco PLC	404,152
773	British American Tobacco PLC, ADR	23,909
4,032	Britvic PLC	60,194
414	Brooks Macdonald Group PLC	10,205
97,861	BT Group PLC†	173,621
1,635	Bunzl PLC	62,211
2,654	Burberry Group PLC	29,449
3,634	Burford Capital Ltd.	46,856
5,366	Bytes Technology Group PLC	37,613
11,474	C&C Group PLC	23,033
40,000	Capita PLC*,†	6,826
2,728	Capricorn Energy PLC	6,104
7,460	Card Factory PLC	8,770
510	Carnival PLC*	8,748
21,596	Centamin PLC	33,005
6,675	Central Asia Metals PLC	17,002
98,182	Centrica PLC	167,427
3,018	Chemring Group PLC	14,211
2,609	Chesnara PLC	8,146
577	Clarkson PLC	30,197
2,800	Close Brothers Group PLC	14,993
3,114	CMC Markets PLC#	12,872
33,791	Coats Group PLC	33,830
1,369	Coca-Cola HBC AG	46,690
10,000	Compass Group PLC	273,046
1,605	Computacenter PLC	58,269
9,207	ConvaTec Group PLC#	27,327
808	Cranswick PLC	45,401
4,845	Crest Nicholson Holdings PLC	14,711
2,106	CRH PLC	157,536
549	Croda International PLC	27,399
21,706	Currys PLC†,*	19,756
914	CVS Group PLC	11,646
5,495	Darktrace PLC*	40,052

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
1,019	DCC PLC	$71,362
2,945	De La Rue PLC*	3,566
6,669	DFS Furniture PLC	9,273
9,998	Diageo PLC	314,635
335	Diploma PLC	17,566
20,487	Direct Line Insurance Group PLC	52,002
3,490	DiscoverIE Group PLC	29,603
1,714	Diversified Energy Co. PLC†	22,750
7,529	Domino's Pizza Group PLC	29,199
8,792	dotdigital group PLC†	10,280
21,490	Dowlais Group PLC	19,858
7,369	Dr Martens PLC†	6,958
10,302	Drax Group PLC	64,098
20,429	DS Smith PLC	108,720
2,804	Dunelm Group PLC	37,714
2,569	easyJet PLC	14,864
5,917	Ecora Resources PLC†	5,348
13,055	Elementis PLC	24,061
2,131	Energean PLC†	26,561
74,403	EnQuest PLC*	12,772
3,543	Entain PLC	28,216
5,759	Essentra PLC	11,561
3,432	Evraz PLC*,§	—
6,215	Experian PLC	289,586
1,729	FDM Group Holdings PLC	8,983
1,189	Fevertree Drinks PLC	16,293
20,184	Firstgroup PLC†	40,390
478	Flutter Entertainment PLC*	87,403
4,050	Forterra PLC#	8,140
3,491	Frasers Group PLC*	38,944
2,026	Fresnillo PLC	14,393
1,255	Fuller Smith & Turner PLC, Class A	11,042
1,310	Fund Technologies PLC†,*	23,581
2,410	Future PLC†	31,958
2,798	Galliford Try Holdings PLC	8,453
465	Games Workshop Group PLC	62,719
1,706	Gamma Communications PLC	30,407
5,050	GB Group PLC	21,692
6,960	Genel Energy PLC†,*	8,270
2,857	Genuit Group PLC	15,584
882	Georgia Capital PLC*	10,926
74,386	Glencore PLC	424,175
3,132	Grafton Group PLC, CDI	36,753
14,240	Grainger PLC	43,832
20,997	Greencore Group PLC*	44,166
Shares		Value (Note 1)
	United Kingdom (Continued)
1,534	Greggs PLC	$53,753
21,221	GSK PLC	410,295
6,435	GSK PLC, ADR†	247,748
9,789	Gulf Keystone Petroleum Ltd.†,*	18,203
4,549	Gym Group PLC#,*	6,348
13,671	Haleon PLC	55,750
6,271	Halfords Group PLC	11,130
1,753	Halma PLC	59,964
15,421	Harbour Energy PLC	60,762
5,962	Hargreaves Lansdown PLC	85,314
21,097	Hays PLC	25,202
1,995	Headlam Group PLC	3,455
3,050	Helical PLC	9,542
7,460	Helios Towers PLC*	10,977
3,074	Henry Boot PLC	8,160
2,424	Hikma Pharmaceuticals PLC	57,944
1,312	Hill & Smith PLC	32,606
2,081	Hilton Food Group PLC	23,649
5,520	Hiscox Ltd.	80,245
5,513	Hochschild Mining PLC*	12,474
3,986	Hollywood Bowl Group PLC	15,418
7,741	Howden Joinery Group PLC	85,965
100,865	HSBC Holdings PLC	871,996
2,280	HSBC Holdings PLC, ADR†	99,180
3,532	Hunting PLC	18,462
4,879	Ibstock PLC#	9,560
13,192	IDOX PLC†	10,106
7,234	IG Group Holdings PLC	74,893
2,433	IMI PLC	54,253
910	Impax Asset Management Group PLC	4,360
9,231	Imperial Brands PLC	236,179
6,599	Inchcape PLC	62,063
2,109	Indivior PLC*	33,058
6,450	Informa PLC	69,777
3,740	IntegraFin Holdings PLC	16,405
917	InterContinental Hotels Group PLC	96,513
2,450	Intermediate Capital Group PLC	67,578
10,061	International Consolidated Airlines Group SA*	20,635
10,685	International Distribution Services PLC*	43,276
4,161	International Personal Finance PLC	6,680
9,541	International Workplace Group PLC	20,853
1,532	Intertek Group PLC	92,841

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
6,648	Investec PLC	$48,195
3,042	iomart Group PLC	4,922
35,770	IP Group PLC	18,810
25,606	IQE PLC†,*	10,099
58,254	ITV PLC	59,279
19,557	J. Sainsbury PLC	63,041
2,074	J.D. Wetherspoon PLC*	19,191
1,083	James Fisher & Sons PLC*	4,353
3,618	James Halstead PLC†	8,347
16,601	JD Sports Fashion PLC	25,077
1,084	JET2 PLC	17,937
10,403	John Wood Group PLC*	27,116
1,521	Johnson Matthey PLC	30,129
7,194	Johnson Service Group PLC	14,350
8,912	Jupiter Fund Management PLC	8,663
2,148	Just Eat Takeaway.com NV†,#,*	25,922
30,973	Just Group PLC	41,267
1,680	Kainos Group PLC	22,469
1,556	Keller Group PLC	24,154
552	Keywords Studios PLC	16,133
11,122	Kier Group PLC	18,615
23,151	Kingfisher PLC	72,812
4,919	Lancashire Holdings Ltd.	38,179
9,246	Learning Technologies Group PLC†	9,876
40,503	Legal & General Group PLC	116,224
1,556	Liontrust Asset Management PLC	13,474
419,144	Lloyds Banking Group PLC	290,034
30,105	Lloyds Banking Group PLC, ADR	82,187
761	London Stock Exchange Group PLC	90,426
3,033	LSL Property Services PLC	12,767
30,398	M&G PLC	78,389
14,651	Man Group PLC	44,856
32,319	Marks & Spencer Group PLC	117,048
8,670	Marshalls PLC	32,057
18,395	Marston's PLC*	7,243
11,392	Me Group International PLC	24,654
3,805	Mears Group PLC	17,628
7,717	Melrose Industries PLC	53,985
8,089	Mitchells & Butlers PLC*	29,193
24,076	Mitie Group PLC	35,365
150	MJ Gleeson PLC	977
10,029	Mobico Group PLC	6,472
4,309	Mondi PLC	82,713
8,246	MONY Group PLC	23,162
7,639	Moonpig Group PLC*	18,405
Shares		Value (Note 1)
	United Kingdom (Continued)
7,506	Morgan Advanced Materials PLC	$29,319
1,378	Morgan Sindall Group PLC	44,158
765	Mortgage Advice Bureau Holdings Ltd.	7,910
1,086	MP Evans Group PLC†	11,806
7,582	National Grid PLC	84,592
1,372	National Grid PLC, ADR†	77,930
33,155	NatWest Group PLC	130,679
15,508	NatWest Group PLC, ADR†	124,529
5,311	NCC Group PLC	10,245
2,402	Next 15 Group PLC	24,230
979	Next PLC	111,825
2,759	Nexxen International Ltd.*	7,882
5,427	Ninety One PLC†	11,484
537	NMC Health PLC*,§	—
2,579	Ocado Group PLC*	9,418
4,680	On the Beach Group PLC#	8,117
8,824	OSB Group PLC	47,808
1,080	Oxford Instruments PLC	33,721
5,545	Pagegroup PLC	29,818
40,396	Pan African Resources PLC	13,302
3,228	Paragon Banking Group PLC	29,992
1,213	PayPoint PLC	9,752
4,475	Pearson PLC	56,048
3,518	Pennon Group PLC	25,504
1,878	Persimmon PLC	32,096
10,688	Pets at Home Group PLC	39,911
5,331	Phoenix Group Holdings PLC	35,143
2,090	Pinewood Technologies Group PLC	9,405
3,157	Playtech PLC*	18,557
1,562	Plus500 Ltd.	44,743
1,124	Polar Capital Holdings PLC	7,985
14,328	Premier Foods PLC	28,762
7,055	Prudential PLC	64,069
1,341	Prudential PLC, ADR†	24,567
6,637	PureTech Health PLC†,*	15,353
5,219	PZ Cussons PLC	6,518
7,065	QinetiQ Group PLC	39,582
19,168	Quilter PLC#	29,101
956	Rathbones Group PLC	20,302
12,130	Reach PLC	15,073
4,228	Reckitt Benckiser Group PLC	228,856
6,252	Redrow PLC	52,714
9,691	RELX PLC	445,792
310	RELX PLC, ADR	14,223

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
2,776	Renew Holdings PLC†	$37,267
1,514	Renewi PLC	12,708
208	Renishaw PLC	9,729
3,920	Rentokil Initial PLC	22,854
1,162	Ricardo PLC	7,153
10,136	Rightmove PLC	68,805
3,804	Rio Tinto PLC	250,097
541	Rio Tinto PLC, SP ADR	35,668
1,675	Robert Walters PLC	9,253
51,408	Rolls-Royce Holdings PLC*	296,851
9,205	Rotork PLC	39,190
5,432	RS Group PLC	48,135
3,518	RWS Holdings PLC	8,352
4,500	S4 Capital PLC*	2,401
3,036	Sabre Insurance Group PLC#	5,772
948	Saga PLC†,*	1,321
3,736	Sage Group PLC	51,406
2,515	Savills PLC	35,416
5,215	Schroders PLC	23,983
5,266	Senior PLC	10,651
25,172	Serco Group PLC	57,180
4,307	Serica Energy PLC	7,399
11,630	Severfield PLC	11,144
1,639	Severn Trent PLC	49,310
53,100	Shell PLC	1,902,285
9,675	Shell PLC, ADR	698,342
9,302	SIG PLC*	2,928
33,155	Sirius Real Estate Ltd.	39,313
2,913	Smith & Nephew PLC	36,109
833	Smith & Nephew PLC, ADR†	20,642
1,470	Smiths Group PLC	31,683
1,667	Softcat PLC	38,289
797	Spectris PLC	28,008
12,936	Speedy Hire PLC	5,560
170	Spirax Group PLC	18,223
7,170	Spire Healthcare Group PLC#	21,299
10,386	Spirent Communications PLC	24,026
3,456	SSE PLC	78,178
11,406	SSP Group PLC	21,354
4,597	St. James's Place PLC	31,757
15,119	Standard Chartered PLC	136,841
4,177	SThree PLC	21,754
3,024	Synthomer PLC*	9,843
6,868	Tate & Lyle PLC	51,917
21,402	Taylor Wimpey PLC	38,458
Shares		Value (Note 1)
	United Kingdom (Continued)
704	TBC Bank Group PLC	$22,871
2,011	Telecom Plus PLC	44,843
41,950	Tesco PLC	162,269
25,894	THG PLC†,*	20,360
5,954	TI Fluid Systems PLC#	9,815
16,738	TP ICAP Group PLC	42,275
5,304	Trainline PLC*,#	21,080
4,481	Travis Perkins PLC	43,559
2,958	TT Electronics PLC	5,459
42,736	Tullow Oil PLC†,*	17,309
4,191	Tyman PLC	19,205
7,296	Unilever PLC	400,684
4,808	Unilever PLC, ADR†	264,392
4,797	United Utilities Group PLC	59,584
6,783	Vanquis Banking Group PLC	4,296
11,363	Vertu Motors PLC	10,328
5,245	Vesuvius PLC	30,598
863	Victrex PLC	12,502
1,479	Videndum PLC*	5,366
20,342	Virgin Money U.K. PLC	54,926
5,243	Vistry Group PLC*	78,405
244,935	Vodafone Group PLC	215,992
3,200	Volex PLC	13,025
6,400	Volution Group PLC	36,487
3,542	Watches of Switzerland Group PLC*,#	18,537
5,138	Watkin Jones PLC†,*	2,916
2,052	Weir Group PLC	51,464
1,764	WH Smith PLC	25,242
1,109	Whitbread PLC	41,706
5,006	Wickes Group PLC	8,429
1,347	Wise PLC, Class A*	11,604
4,839	WPP PLC	44,311
248	WPP PLC, ADR†	11,353
930	XPS Pensions Group PLC	3,515
589	Young & Co's Brewery PLC, Class A	7,297
6,125	Zigup PLC	32,635
		22,304,878
	United States—0.1%
1,592	ADTRAN Holdings, Inc.	8,426
246	Chord Energy Corp.	41,249

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	United States (Continued)
2,260	Newmont Corp., CDI	$95,690
		145,365
	TOTAL COMMON STOCKS (Cost $148,566,857)	167,378,700
Shares		Value (Note 1)
	AFFILIATED INVESTMENT COMPANY—30.1%
	United States—30.1%
3,062,918	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $60,403,430)	$73,601,914
		Expiration Date
	WARRANTS—0.0%
	Canada—0.0%
122	Constellation Software, Inc.*,§	03/31/2040	0
	TOTAL WARRANTS (Cost $0)		0
	RIGHTS—0.0%
	Australia—0.0%
1,393	City Chic Collective Ltd.*,§	07/10/2024	0
	France—0.0%
1,540	Clariane SE*,§	06/28/2024	1,806
	Italy—0.0%
1,839	Amplifon SpA*,§	07/09/2024	0
	TOTAL RIGHTS (Cost $17,343)		1,806
	PREFERRED STOCKS—0.3%
	Germany—0.3%
666	Bayerische Motoren Werke AG, 7.30%		58,808
667	Dr Ing hc F Porsche AG, 3.32%#		49,660
387	Draegerwerk AG & Co. KGaA, 3.65%		20,599
120	Einhell Germany AG, 1.57%*		24,109
1,205	FUCHS SE, 2.61%		55,078
1,055	Henkel AG & Co. KGaA, 2.24%		94,026
949	Jungheinrich AG, 2.44%		31,262
917	Porsche Automobil Holding SE, 6.08%		41,453
126	Sartorius AG, 0.34%		29,552
491	Sixt SE, 7.61%		27,028
88	STO SE & Co. KGaA, 3.16%		14,966
2,512	Volkswagen AG, 8.60%		283,550
			730,091

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares			Value (Note 1)
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.24%		$39,729
29,205	Telecom Italia SpA, 0.0%*		7,597
			47,326
	TOTAL PREFERRED STOCK (Cost $1,051,926)		777,417
		7-Day Yield
	SHORT-TERM INVESTMENTS—2.7%
6,474,969	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,474,969)††	5.36%	6,474,969
	TOTAL INVESTMENTS, AT VALUE—101.6% (Cost $216,514,525)		248,234,806
	Liabilities in Excess of Other Assets—(1.6)%		(3,968,670)
	NET ASSETS—100.0%		$244,266,136

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan. As of June 30, 2024, the market value of the securities on loan was $13,387,705 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $7,635,682.

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of June 30, 2024, the total value of the fair valued securities was $3,130.

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at June 30, 2024, amounts to approximately $3,305,332, and represents 1.35% of net assets.

‡‡  Affiliated issuer. Assets with a total aggregate market value of $73,601,914, or 30.1% of net assets, were affiliated with the Fund as of June 30, 2024 (Note 2).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Value (Note 1)
	COMMON STOCKS—99.3%
	Aerospace & Defense—0.5%
19,300	Howmet Aerospace, Inc.	$1,498,259
	Beverages—1.8%
105,600	Monster Beverage Corp.*	5,274,720
	Biotechnology—2.7%
56,500	Neurocrine Biosciences, Inc.*	7,778,355
	Broadline Retail—6.4%
96,300	Amazon.com, Inc.*	18,609,975
	Capital Markets—1.4%
56,800	Charles Schwab Corp.	4,185,592
	Communications Equipment—6.6%
55,075	Arista Networks, Inc.*	19,302,686
	Financial Services—8.4%
69,640	Fiserv, Inc.*	10,379,145
10,100	Mastercard, Inc., Class A	4,455,716
36,200	Visa, Inc., Class A	9,501,414
		24,336,275
	Ground Transportation—3.8%
153,750	Uber Technologies, Inc.*	11,174,550
	Interactive Media & Services—10.2%
87,850	Alphabet, Inc., Class A	16,001,878
27,065	Meta Platforms, Inc., Class A	13,646,714
		29,648,592
Shares		Value (Note 1)
	Pharmaceuticals—4.2%
85,100	Novo Nordisk AS, ADR	$12,147,174
	Semiconductors and Semiconductor Equipment—23.6%
70,800	Advanced Micro Devices, Inc.*	11,484,468
12,600	ASML Holding NV, Registered	12,886,398
58,700	Entegris, Inc.	7,947,980
295,350	NVIDIA Corp.	36,487,539
		68,806,385
	Software—25.0%
13,150	Adobe, Inc.*	7,305,351
29,700	Autodesk, Inc.*	7,349,265
24,700	Dynatrace, Inc.*	1,105,078
64,200	Fortinet, Inc.*	3,869,334
20,600	Intuit, Inc.	13,538,526
82,020	Microsoft Corp.	36,658,839
19,800	Oracle Corp.	2,795,760
		72,622,153
	Technology Hardware, Storage & Peripherals—4.7%
64,700	Apple, Inc.	13,627,114
	TOTAL COMMON STOCKS (Cost $163,498,498)	289,011,830
TOTAL INVESTMENTS, AT VALUE—99.3% (Cost $163,498,498)	289,011,830
Other Assets in Excess of Liabilities—0.7%	2,079,668
NET ASSETS—100.0%	$291,091,498

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*  Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Value (Note 1)
	COMMON STOCKS—97.3%
	Aerospace & Defense—1.6%
9,917	BWX Technologies, Inc.	$942,115
3,301	Curtiss-Wright Corp.	894,505
10,491	Hexcel Corp.	655,163
62,836	Kratos Defense & Security Solutions, Inc.*	1,257,348
		3,749,131
	Automobile Components—3.1%
50,185	BorgWarner, Inc.	1,617,964
74,823	Dana, Inc.	906,855
27,066	Mobileye Global, Inc., Class A†,*	760,149
19,854	Modine Manufacturing Co.*	1,989,172
116,696	Stoneridge, Inc.*	1,862,468
		7,136,608
	Banks—3.7%
28,357	Bancorp, Inc.*	1,070,760
31,139	Citizens Financial Group, Inc.	1,121,938
91,627	First BanCorp	1,675,858
21,415	Pinnacle Financial Partners, Inc.	1,714,057
17,130	Popular, Inc.	1,514,806
14,911	Wintrust Financial Corp.	1,469,628
		8,567,047
	Biotechnology—5.4%
13,967	BioMarin Pharmaceutical, Inc.*	1,149,903
35,208	Exact Sciences Corp.*	1,487,538
37,284	Halozyme Therapeutics, Inc.*	1,952,190
10,276	Incyte Corp.*	622,931
21,574	Insmed, Inc.*	1,445,458
21,525	Natera, Inc.*	2,330,942
5,542	Sarepta Therapeutics, Inc.*	875,636
2,521	United Therapeutics Corp.*	803,065
25,595	Vericel Corp.*	1,174,299
13,345	Viking Therapeutics, Inc.*	707,418
		12,549,380
	Building Products—3.2%
25,121	AZEK Co., Inc.*	1,058,348
18,066	Builders FirstSource, Inc.*	2,500,515
21,921	Tecnoglass, Inc.	1,099,996
36,479	Trex Co., Inc.*	2,703,823
		7,362,682
Shares		Value (Note 1)
	Capital Markets—1.2%
44,832	Carlyle Group, Inc.	$1,800,005
20,951	TPG, Inc.	868,419
		2,668,424
	Chemicals—1.7%
14,018	Albemarle Corp.†	1,338,999
43,584	Aspen Aerogels, Inc.*	1,039,479
28,229	FMC Corp.	1,624,579
		4,003,057
	Commercial Services & Supplies—0.4%
53,410	ACV Auctions, Inc., Class A*	974,732
	Construction and Engineering—3.9%
13,732	AECOM	1,210,338
52,937	Granite Construction, Inc.	3,280,506
29,610	MasTec, Inc.*	3,167,974
5,336	Quanta Services, Inc.	1,355,824
		9,014,642
	Construction Materials—2.4%
12,017	Eagle Materials, Inc.	2,613,217
80,672	Summit Materials, Inc., Class A*	2,953,402
		5,566,619
	Containers and Packaging—0.5%
92,752	Pactiv Evergreen, Inc.	1,049,953
	Diversified Consumer Services—0.5%
51,926	Perdoceo Education Corp.	1,112,255
	Diversified Telecommunication Services—0.7%
26,547	Cogent Communications Holdings, Inc.	1,498,313
	Electrical Equipment—3.6%
120,621	Array Technologies, Inc.*	1,237,571
11,012	EnerSys	1,139,962
2,046	Hubbell, Inc.	747,772
22,513	NEXTracker, Inc., Class A*	1,055,409
8,940	Regal Rexnord Corp.	1,208,867
127,053	Shoals Technologies Group, Inc., Class A*	792,811
23,882	Vertiv Holdings Co.	2,067,465
		8,249,857

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—5.8%
17,443	Cognex Corp.	$815,635
35,361	Coherent Corp.*	2,562,258
5,440	Fabrinet*	1,331,658
90,275	Flex Ltd.*	2,662,210
29,795	Jabil, Inc.	3,241,398
12,053	Rogers Corp.*	1,453,712
21,190	Sanmina Corp.*	1,403,837
		13,470,708
	Financial Services—1.4%
7,261	Euronet Worldwide, Inc.*	751,514
44,928	NMI Holdings, Inc., Class A*	1,529,349
47,151	Paymentus Holdings, Inc., Class A*	895,869
		3,176,732
	Food Products—0.7%
43,634	Darling Ingredients, Inc.*	1,603,549
	Ground Transportation—3.0%
33,573	Knight-Swift Transportation Holdings, Inc.	1,675,964
72,726	RXO, Inc.*	1,901,785
30,836	XPO, Inc.*	3,273,241
		6,850,990
	Health Care Equipment and Supplies—5.5%
4,762	Align Technology, Inc.*	1,149,690
28,679	Cooper Cos., Inc.	2,503,677
15,006	Hologic, Inc.*	1,114,195
10,659	Inspire Medical Systems, Inc.*	1,426,494
10,855	Insulet Corp.*	2,190,539
15,454	Lantheus Holdings, Inc.*	1,240,802
32,195	Novocure Ltd.*	551,500
3,328	STERIS PLC	730,629
28,107	Tandem Diabetes Care, Inc.*	1,132,431
47,384	Varex Imaging Corp.*	697,966
		12,737,923
	Health Care REITs—0.3%
6,812	Alexandria Real Estate Equities, Inc.	796,800
Shares		Value (Note 1)
	Hotels, Restaurants & Leisure—3.1%
25,580	Boyd Gaming Corp.	$1,409,458
67,720	Caesars Entertainment, Inc.*	2,691,193
40,281	Planet Fitness, Inc., Class A*	2,964,279
		7,064,930
	Household Durables—0.4%
10,016	LGI Homes, Inc.*	896,332
	Industrial REITs—1.2%
92,633	LXP Industrial Trust	844,813
17,677	Rexford Industrial Realty, Inc.	788,217
28,693	STAG Industrial, Inc.	1,034,670
		2,667,700
	Insurance—2.0%
5,585	Everest Group Ltd.	2,127,997
801	Markel Group, Inc.*	1,262,104
16,097	WR Berkley Corp.	1,264,902
		4,655,003
	Interactive Media & Services—0.6%
108,564	ZoomInfo Technologies, Inc.*	1,386,362
	IT Services—2.2%
6,680	EPAM Systems, Inc.*	1,256,575
113,323	Grid Dynamics Holdings, Inc.*	1,191,025
4,946	MongoDB, Inc.*	1,236,302
15,856	Okta, Inc.*	1,484,280
		5,168,182
	Leisure Products—0.8%
106,967	Mattel, Inc.*	1,739,283
	Life Sciences Tools and Services—2.3%
101,603	Avantor, Inc.*	2,153,984
11,421	Charles River Laboratories International, Inc.*	2,359,350
18,073	Qiagen NV*	742,619
		5,255,953
	Machinery—1.7%
11,248	Helios Technologies, Inc.	537,092
15,439	Stanley Black & Decker, Inc.	1,233,422
88,597	Stratasys Ltd.*	743,329
38,298	Symbotic, Inc.†,*	1,346,557
		3,860,400

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Marine Transportation—0.9%
18,191	Kirby Corp.*	$2,178,008
	Media—1.2%
155,533	Integral Ad Science Holding Corp.*	1,511,781
100,875	Magnite, Inc.*	1,340,628
		2,852,409
	Metals and Mining—4.1%
86,405	ATI, Inc.*	4,791,157
32,767	Carpenter Technology Corp.	3,590,608
35,433	MP Materials Corp.†,*	451,062
42,555	Sigma Lithium Corp.†,*	511,937
		9,344,764
	Oil, Gas and Consumable Fuels—2.8%
27,286	Devon Energy Corp.	1,293,356
166,161	Permian Resources Corp.	2,683,500
59,102	SM Energy Co.	2,554,980
		6,531,836
	Passenger Airlines—2.0%
42,831	Alaska Air Group, Inc.*	1,730,373
341,106	Azul SA, ADR†,*	1,364,424
246,720	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,569,139
		4,663,936
	Pharmaceuticals—1.2%
19,233	Amphastar Pharmaceuticals, Inc.*	769,320
41,079	Elanco Animal Health, Inc.*	592,770
3,734	Jazz Pharmaceuticals PLC*	398,530
37,552	Pacira BioSciences, Inc.*	1,074,363
		2,834,983
	Professional Services—3.0%
8,708	Equifax, Inc.	2,111,342
32,579	KBR, Inc.	2,089,617
7,863	Paycom Software, Inc.	1,124,724
201,841	Planet Labs PBC†,*	375,424
17,319	TransUnion	1,284,377
		6,985,484
	Real Estate Management and Development—0.3%
50,958	DigitalBridge Group, Inc.	698,125
Shares		Value (Note 1)
	Residential REITs—0.4%
46,569	Independence Realty Trust, Inc.	$872,703
	Semiconductors and Semiconductor Equipment—8.6%
260,029	indie Semiconductor, Inc., Class A†,*	1,604,379
21,999	Lattice Semiconductor Corp.*	1,275,722
16,009	MACOM Technology Solutions Holdings, Inc.*	1,784,523
52,378	MaxLinear, Inc.*	1,054,893
11,020	MKS Instruments, Inc.	1,438,992
2,804	Monolithic Power Systems, Inc.	2,303,991
24,773	Qorvo, Inc.*	2,874,659
12,238	SiTime Corp.*	1,522,162
41,384	Ultra Clean Holdings, Inc.*	2,027,816
10,747	Universal Display Corp.	2,259,557
73,370	Wolfspeed, Inc.†,*	1,669,901
		19,816,595
	Software—2.4%
15,452	Envestnet, Inc.*	967,141
12,838	Guidewire Software, Inc.*	1,770,232
1,916	HubSpot, Inc.*	1,130,038
1,825	Tyler Technologies, Inc.*	917,573
9,075	Workiva, Inc.*	662,384
		5,447,368
	Specialty Retail—0.2%
119,020	Leslie's, Inc.†,*	498,694
	Technology Hardware, Storage & Peripherals—0.9%
33,343	Pure Storage, Inc., Class A*	2,140,954
	Trading Companies and Distributors—6.4%
40,230	Beacon Roofing Supply, Inc.*	3,640,815
53,355	FTAI Aviation Ltd.	5,507,837
15,547	GMS, Inc.*	1,253,244
338,142	MRC Global, Inc.*	4,365,413
		14,767,309
	TOTAL COMMON STOCKS (Cost $172,168,726)	224,466,715

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—1.3%
2,968,456	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,968,456)††	5.36%	$2,968,456
	TOTAL INVESTMENTS, AT VALUE—98.6% (Cost $175,137,182)		227,435,171
	Other Assets in Excess of Liabilities—1.4%		3,221,177
	NET ASSETS—100.0%		$230,656,348

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2023, the market value of the securities on loan was $7,156,807 (Note 1).

††  Represents collateral received from securities lending transactions. Non-cash collateral amounted to $4,512,798.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Value (Note 1)
	COMMON STOCKS—97.0%
	Aerospace & Defense—3.2%
600	Huntington Ingalls Industries, Inc.	$147,798
2,800	L3Harris Technologies, Inc.	628,824
3,500	Lockheed Martin Corp.	1,634,850
19,100	RTX Corp.	1,917,449
3,600	Textron, Inc.	309,096
		4,638,017
	Air Freight and Logistics—0.7%
3,300	FedEx Corp.	989,472
	Automobile Components—0.1%
3,400	Gentex Corp.	114,614
800	Lear Corp.	91,368
		205,982
	Automobiles—1.2%
62,300	Ford Motor Co.	781,242
18,500	General Motors Co.	859,510
		1,640,752
	Banks—13.3%
104,000	Bank of America Corp.	4,136,080
23,400	Citigroup, Inc.	1,484,964
6,000	Citizens Financial Group, Inc.	216,180
1,700	Commerce Bancshares, Inc.	94,826
700	Cullen/Frost Bankers, Inc.	71,141
1,800	East West Bancorp, Inc.	131,814
7,400	Fifth Third Bancorp	270,026
200	First Citizens BancShares, Inc., Class A	336,722
19,300	Huntington Bancshares, Inc.	254,374
38,400	JPMorgan Chase & Co.	7,766,784
7,200	KeyCorp.	102,312
1,800	M&T Bank Corp.	272,448
5,300	PNC Financial Services Group, Inc.	824,044
12,200	Regions Financial Corp.	244,488
2,300	Webster Financial Corp.	100,257
46,300	Wells Fargo & Co.	2,749,757
		19,056,217
	Beverages—0.1%
100	Coca-Cola Consolidated, Inc.	108,500
	Biotechnology—4.5%
23,500	AbbVie, Inc.	4,030,720
6,900	Amgen, Inc.	2,155,905
600	United Therapeutics Corp.*	191,130
		6,377,755
Shares		Value (Note 1)
	Broadline Retail—0.3%
200	Dillard's, Inc., Class A†	$88,078
7,300	eBay, Inc.	392,156
		480,234
	Building Products—1.2%
1,300	Allegion PLC	153,595
2,000	Builders FirstSource, Inc.*	276,820
1,800	Fortune Brands Innovations, Inc.	116,892
8,200	Johnson Controls International PLC	545,054
4,200	Masco Corp.	280,014
1,800	Owens Corning	312,696
800	UFP Industries, Inc.	89,600
		1,774,671
	Capital Markets—5.3%
1,400	Ameriprise Financial, Inc.	598,066
10,900	Bank of New York Mellon Corp.	652,801
4,800	Carlyle Group, Inc.	192,720
4,400	Goldman Sachs Group, Inc.	1,990,208
2,800	Jefferies Financial Group, Inc.	139,328
1,000	LPL Financial Holdings, Inc.	279,300
22,000	Morgan Stanley	2,138,180
2,700	Northern Trust Corp.	226,746
2,800	Raymond James Financial, Inc.	346,108
5,300	Robinhood Markets, Inc., Class A*	120,363
1,700	SEI Investments Co.	109,973
4,400	State Street Corp.	325,600
1,400	Stifel Financial Corp.	117,810
3,000	T. Rowe Price Group, Inc.	345,930
		7,583,133
	Chemicals—1.3%
1,500	Celanese Corp.	202,335
2,400	CF Industries Holdings, Inc.	177,888
10,300	Dow, Inc.	546,415
1,700	Eastman Chemical Co.	166,549
4,785	LyondellBasell Industries NV, Class A	457,733
1,850	Olin Corp.	87,228
1,700	PPG Industries, Inc.	214,013
		1,852,161
	Communications Equipment—1.0%
26,700	Cisco Systems, Inc.	1,268,517
900	F5, Inc.*	155,007
		1,423,524
The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Construction Materials—0.1%
500	Eagle Materials, Inc.	$108,730
	Consumer Finance—2.6%
3,700	Ally Financial, Inc.	146,779
9,500	American Express Co.	2,199,725
4,700	Capital One Financial Corp.	650,715
3,700	Discover Financial Services	483,997
5,700	Synchrony Financial	268,983
		3,750,199
	Consumer Staples Distribution & Retail—2.0%
1,000	BJ's Wholesale Club Holdings, Inc.*	87,840
3,200	Dollar General Corp.	423,136
3,100	Dollar Tree, Inc.*	330,987
9,100	Kroger Co.	454,363
7,300	Sysco Corp.	521,147
6,800	Target Corp.	1,006,672
		2,824,145
	Containers and Packaging—0.5%
21,100	Amcor PLC	206,358
1,600	Berry Global Group, Inc.	94,160
2,300	Crown Holdings, Inc.	171,097
4,500	Graphic Packaging Holding Co.	117,945
4,300	International Paper Co.	185,545
		775,105
	Distributors—0.1%
1,200	Genuine Parts Co.	165,984
	Diversified Consumer Services—0.3%
12,500	ADT, Inc.	95,000
2,000	H&R Block, Inc.	108,460
2,900	Service Corp. International	206,277
		409,737
	Diversified Telecommunication Services—3.2%
104,800	AT&T, Inc.	2,002,728
61,500	Verizon Communications, Inc.	2,536,260
		4,538,988
	Electric Utilities—1.9%
11,300	Duke Energy Corp.	1,132,599
4,400	Edison International	315,964
3,400	Evergy, Inc.	180,098
Shares		Value (Note 1)
	Electric Utilities (Continued)
2,952	OGE Energy Corp.	$105,386
1,549	Pinnacle West Capital Corp.	118,313
10,800	PPL Corp.	298,620
7,700	Southern Co.	597,289
		2,748,269
	Electrical Equipment—0.1%
400	Acuity Brands, Inc.	96,576
500	Regal Rexnord Corp.	67,610
		164,186
	Electronic Equipment, Instruments & Components—0.7%
1,200	Arrow Electronics, Inc.*	144,912
10,900	Corning, Inc.	423,465
2,500	Jabil, Inc.	271,975
1,300	TD SYNNEX Corp.	150,020
		990,372
	Energy Equipment and Services—0.3%
10,900	Baker Hughes Co.	383,353
3,100	NOV, Inc.	58,931
		442,284
	Financial Services—2.2%
7,600	Apollo Global Management, Inc.	897,332
900	Corpay, Inc.*	239,769
5,600	Equitable Holdings, Inc.	228,816
6,544	Fiserv, Inc.*	975,318
13,900	PayPal Holdings, Inc.*	806,617
		3,147,852
	Food Products—1.4%
1,300	Bunge Global SA	138,801
4,400	Campbell Soup Co.	198,836
7,000	Conagra Brands, Inc.	198,940
8,200	General Mills, Inc.	518,732
1,000	Ingredion, Inc.	114,700
5,000	Kellanova	288,400
16,100	Kraft Heinz Co.	518,742
		1,977,151
	Ground Transportation—0.8%
28,600	CSX Corp.	956,670
200	U-Haul Holding Co.*,†	12,346
2,900	U-Haul Holding Co. NV	174,058
		1,143,074

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Health Care Equipment and Supplies—1.1%
18,700	Medtronic PLC	$1,471,877
700	Teleflex, Inc.	147,231
		1,619,108
	Health Care Providers and Services—7.0%
3,562	Cardinal Health, Inc.	350,216
3,200	Cencora, Inc.	720,960
7,100	Centene Corp.*	470,730
4,400	Cigna Group	1,454,508
1,300	DaVita, Inc.*	180,141
4,000	Elevance Health, Inc.	2,167,440
5,400	HCA Healthcare, Inc.	1,734,912
1,800	Henry Schein, Inc.*	115,380
1,600	Labcorp Holdings, Inc.	325,616
2,700	McKesson Corp.	1,576,908
500	Molina Healthcare, Inc.*	148,650
2,300	Quest Diagnostics, Inc.	314,824
1,300	Tenet Healthcare Corp.*	172,939
1,200	Universal Health Services, Inc., Class B	221,916
		9,955,140
	Hotels, Restaurants & Leisure—0.6%
1,700	Darden Restaurants, Inc.	257,244
1,900	Expedia Group, Inc.*	239,381
4,600	MGM Resorts International*	204,424
1,600	Wynn Resorts Ltd.	143,200
		844,249
	Household Durables—1.6%
5,700	DR Horton, Inc.	803,301
4,400	Lennar Corp., Class A	659,428
30	NVR, Inc.*	227,657
4,300	PulteGroup, Inc.	473,430
800	Toll Brothers, Inc.	92,144
		2,255,960
	Household Products—0.4%
4,500	Kimberly-Clark Corp.	621,900
	Insurance—6.2%
8,600	Aflac, Inc.	768,066
1,100	American Financial Group, Inc.	135,322
8,800	American International Group, Inc.	653,312
4,800	Arch Capital Group Ltd.*	484,272
700	Assurant, Inc.	116,375
Shares		Value (Note 1)
	Insurance (Continued)
5,500	Chubb Ltd.	$1,402,940
2,100	Cincinnati Financial Corp.	248,010
3,600	Fidelity National Financial, Inc.	177,912
4,400	Hartford Financial Services Group, Inc.	442,376
3,300	Loews Corp.	246,642
150	Markel Group, Inc.*	236,349
11,100	MetLife, Inc.	779,109
3,800	Old Republic International Corp.	117,420
500	Primerica, Inc.	118,290
3,400	Principal Financial Group, Inc.	266,730
4,900	Prudential Financial, Inc.	574,231
900	Reinsurance Group of America, Inc.	184,743
5,600	Travelers Cos., Inc.	1,138,704
2,700	Unum Group	137,997
1,400	Willis Towers Watson PLC	366,996
3,450	WR Berkley Corp.	271,101
		8,866,897
	IT Services—1.7%
7,300	Cognizant Technology Solutions Corp., Class A	496,400
10,300	International Business Machines Corp.	1,781,385
2,300	Twilio, Inc., Class A*	130,663
		2,408,448
	Machinery—4.3%
950	AGCO Corp.	92,986
600	Allison Transmission Holdings, Inc.	45,540
7,100	Caterpillar, Inc.	2,365,010
2,000	Cummins, Inc.	553,860
3,600	Deere & Co.	1,345,068
1,800	Dover Corp.	324,810
700	Middleby Corp.*	85,827
1,000	Oshkosh Corp.	108,200
7,622	PACCAR, Inc.	784,609
2,200	Pentair PLC	168,674
800	Snap-on, Inc.	209,112
800	Timken Co.	64,104
		6,147,800
	Media—2.0%
57,200	Comcast Corp., Class A	2,239,952
5,200	Fox Corp., Class A	178,724
5,500	Interpublic Group of Cos., Inc.	159,995
3,400	Omnicom Group, Inc.	304,980
		2,883,651

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Metals and Mining—1.2%
6,300	Cleveland-Cliffs, Inc.*	$96,957
700	Commercial Metals Co.	38,493
4,900	Nucor Corp.	774,592
1,000	Reliance, Inc.	285,600
3,300	Steel Dynamics, Inc.	427,350
3,100	U.S. Steel Corp.	117,180
		1,740,172
	Multi-Utilities—1.7%
5,200	CenterPoint Energy, Inc.	161,096
5,100	Consolidated Edison, Inc.	456,042
12,200	Dominion Energy, Inc.	597,800
8,200	Public Service Enterprise Group, Inc.	604,340
8,200	Sempra	623,692
		2,442,970
	Oil, Gas and Consumable Fuels—9.0%
7,000	Antero Midstream Corp.	103,180
3,100	Cheniere Energy, Inc.	541,973
22,669	Chevron Corp.	3,545,885
16,100	ConocoPhillips	1,841,518
10,900	Coterra Energy, Inc.	290,703
9,200	Devon Energy Corp.	436,080
9,100	EOG Resources, Inc.	1,145,417
32,400	Kinder Morgan, Inc.	643,788
8,935	Marathon Oil Corp.	256,166
5,100	Marathon Petroleum Corp.	884,748
1,100	Murphy Oil Corp.	45,364
13,000	Occidental Petroleum Corp.	819,390
6,200	Phillips 66	875,254
3,100	Range Resources Corp.	103,943
5,000	Valero Energy Corp.	783,800
13,300	Williams Cos., Inc.	565,250
		12,882,459
	Passenger Airlines—0.3%
5,100	Delta Air Lines, Inc.	241,944
4,800	United Airlines Holdings, Inc.*	233,568
		475,512
	Pharmaceuticals—2.8%
26,300	Johnson & Johnson	3,844,008
17,400	Viatris, Inc.	184,962
		4,028,970
Shares		Value (Note 1)
	Professional Services—0.3%
200	CACI International, Inc., Class A*	$86,026
1,599	Leidos Holdings, Inc.	233,262
1,400	Robert Half, Inc.	89,572
600	Science Applications International Corp.	70,530
		479,390
	Real Estate Management and Development—0.1%
400	Jones Lang LaSalle, Inc.*	82,112
	Semiconductors and Semiconductor Equipment—0.6%
3,300	Amkor Technology, Inc.	132,066
5,900	Microchip Technology, Inc.	539,850
2,200	Skyworks Solutions, Inc.	234,476
		906,392
	Software—0.2%
9,100	Gen Digital, Inc.	227,318
	Specialty Retail—3.4%
1,300	AutoNation, Inc.*	207,194
200	AutoZone, Inc.*	592,820
3,300	Bath & Body Works, Inc.	128,865
3,200	Best Buy Co., Inc.	269,728
1,800	CarMax, Inc.*	132,012
500	Dick's Sporting Goods, Inc.	107,425
11,600	Lowe's Cos., Inc.	2,557,336
300	Murphy USA, Inc.	140,838
1,000	Penske Automotive Group, Inc.	149,020
700	Ulta Beauty, Inc.*	270,109
900	Williams-Sonoma, Inc.	254,133
		4,809,480
	Technology Hardware, Storage & Peripherals—0.8%
20,700	Hewlett Packard Enterprise Co.	438,219
20,500	HP, Inc.	717,910
		1,156,129
	Textiles, Apparel and Luxury Goods—0.4%
700	Crocs, Inc.*	102,158
577	Levi Strauss & Co., Class A	11,124
400	PVH Corp.	42,348
649	Ralph Lauren Corp.	113,614

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2024

Shares		Value (Note 1)
	Textiles, Apparel and Luxury Goods (Continued)
1,800	Skechers USA, Inc., Class A*	$124,416
3,400	Tapestry, Inc.	145,486
		539,146
	Tobacco—2.4%
25,100	Altria Group, Inc.	1,143,305
22,700	Philip Morris International, Inc.	2,300,191
		3,443,496
Shares		Value (Note 1)
	Trading Companies and Distributors—0.5%
1,000	United Rentals, Inc.	$646,730
700	WESCO International, Inc.	110,964
		757,694
	TOTAL COMMON STOCKS (Cost $110,824,096)	138,890,887
	EXCHANGE-TRADED FUND—2.4%
19,200	iShares Russell 1000 Value ETF (Cost $3,330,188)	3,349,824
		7-Day Yield
	SHORT-TERM INVESTMENTS—0.0%
10,647	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $10,647)††	5.36%	10,647
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,647)		10,647
	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $114,164,931)		142,251,358
	Other Assets in Excess of Liabilities—0.6%		913,781
	NET ASSETS—100.0%		$143,165,139

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2024, the market value of the securities on loan was $83,842 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $75,532.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2024

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$174,632,892	$289,011,830	$227,435,171	$142,251,358
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	73,601,914	—	—	—
Cash (Note 1)	241,166	2,580,855	5,472,204	861,670
Cash denominated in foreign currencies****	1,587,933	—	—	—
Receivable from:
Securities sold	289,532	—	50,211	—
Capital stock subscriptions	5,690	—	943,108	88,168
Dividends and interest	726,400	5,218	135,289	137,791
Dividend tax reclaim receivable	463,728	—	—	—
Prepaid expenses	21,254	22,450	20,773	12,267
Total assets	251,570,509	291,620,353	234,056,756	143,351,254
Liabilities:
Payable for:
Securities purchased	475,658	—	133,648	—
Investment Adviser, net (Note 2)	62,527	133,212	151,593	50,253
Capital stock redemptions	28,148	268,141	20,712	39,605
Payable upon return of securities loaned (Note 1)	6,474,969	—	2,968,456	10,647
Accrued expenses and other liabilities	263,071	127,502	125,999	85,610
Total liabilities	7,304,373	528,855	3,400,408	186,115
Net assets	$244,266,136	$291,091,498	$230,656,348	$143,165,139
Net assets consist of:
Paid-in capital	$269,101,859	$148,385,886	$168,875,202	$104,187,360
Accumulated earnings (losses)	(24,835,723)	142,705,612	61,781,146	38,977,779
Net assets	$244,266,136	$291,091,498	$230,656,348	$143,165,139
Shares outstanding#	17,212,969	8,178,401	9,183,919	8,930,800
Net asset value, offering price and redemption price per share	$14.19	$35.59	$25.12	$16.03
* Cost of investments	$156,111,095	$163,498,498	$175,137,182	$114,164,931
** Includes securities on loan with market values of	$13,387,705	$—	$7,156,807	$83,842
*** Cost of affiliated investment	$60,403,430	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$1,578,762	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2024

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends-Unaffiliated*	$3,850,667	$474,486	$793,556	$1,822,381
Dividends-Affiliated	102,397	—	—	—
Securities lending income, net of rebates received or paid to borrowers	23,000	—	36,076	1,432
Total investment income	3,976,064	474,486	829,632	1,823,813
Expenses:
Investment advisory fee (Note 2)	370,582	762,834	913,850	299,332
Custody fees	166,822	59,655	63,671	44,093
Professional fees	64,861	26,854	25,746	21,272
Fund accounting fees	41,297	18,630	17,702	13,039
Directors' fees and expenses	24,997	28,727	23,542	13,238
Administration fees	21,919	21,655	20,013	14,878
Compliance expenses	13,357	15,208	12,781	7,386
Transfer agent fees	8,227	7,744	8,292	7,417
Printing and shareholder reporting	6,966	7,464	6,655	4,181
Other	24,626	25,318	23,374	14,779
Total expenses	743,654	974,089	1,115,626	439,615
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(58,790)	—	—	—
Net expenses	684,864	974,089	1,115,626	439,615
Net investment income (loss)	3,291,200	(499,603)	(285,994)	1,384,198
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investment transactions	2,728,122	18,369,902	13,487,352	9,837,149
Affiliated investment transactions	26,503	—	—	—
Foreign currency transactions	(31,335)	—	—	—
Net realized gain	2,723,290	18,369,902	13,487,352	9,837,149
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	184,893	36,359,906	(6,950,308)	1,028,079
Affiliated investments	4,872,035	—	—	—
Foreign currency translation	(30,230)	—	—	—
Net change in unrealized appreciation (depreciation)	5,026,698	36,359,906	(6,950,308)	1,028,079
Net realized and unrealized gain	7,749,988	54,729,808	6,537,044	10,865,228
Net increase in net assets resulting from operations	$11,041,188	$54,230,205	$6,251,050	$12,249,426
* Net of foreign taxes withheld of:	$399,835	$6,480	$5,083	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$3,291,200	$6,207,946	$(499,603)	$(566,223)
Net realized gain on investments and foreign currency transactions	2,723,290	4,184,430	18,369,902	10,556,179
Net change in unrealized appreciation on investments and foreign currency	5,026,698	22,234,344	36,359,906	51,050,273
Net increase in net assets resulting from operations	11,041,188	32,626,720	54,230,205	61,040,229
Distributions to shareholders	(589,977)	(6,628,964)	(624,779)	(12,296,559)
Total distributions to shareholders	(589,977)	(6,628,964)	(624,779)	(12,296,559)
Fund share transactions (Note 4):
Proceeds from shares sold	16,191,405	29,900,567	12,350,942	16,116,308
Net asset value of shares issued on reinvestment of distributions	589,977	6,628,964	624,779	12,296,559
Cost of shares repurchased	(15,676,394)	(36,445,506)	(17,589,211)	(36,301,428)
Net increase (decrease) in net assets resulting from Fund share transactions	1,104,988	84,025	(4,613,490)	(7,888,561)
Total change in net assets	11,556,199	26,081,781	48,991,936	40,855,109
Net assets:
Beginning of period	232,709,937	206,628,156	242,099,562	201,244,453
End of period	$244,266,136	$232,709,937	$291,091,498	$242,099,562

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(285,994)	$(582,092)	$1,384,198	$2,899,555
Net realized gain on investments and foreign currency transactions	13,487,352	11,059,020	9,837,149	285,816
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,950,308)	33,524,614	1,028,079	6,333,328
Net increase in net assets resulting from operations	6,251,050	44,001,542	12,249,426	9,518,699
Distributions to shareholders	—	(14,905,571)	(56,181)	(4,895,369)
Total distributions to shareholders	—	(14,905,571)	(56,181)	(4,895,369)
Fund share transactions (Note 4):
Proceeds from shares sold	7,995,665	15,701,087	6,203,469	15,766,828
Net asset value of shares issued on reinvestment of distributions	—	14,905,571	56,181	4,895,369
Cost of shares repurchased	(11,542,071)	(19,781,009)	(10,517,323)	(22,012,021)
Net increase (decrease) in net assets resulting from Fund share transactions	(3,546,406)	10,825,649	(4,257,673)	(1,349,824)
Total change in net assets	2,704,644	39,921,620	7,935,572	3,273,506
Net assets:
Beginning of period	227,951,704	188,030,084	135,229,567	131,956,061
End of period	$230,656,348	$227,951,704	$143,165,139	$135,229,567

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$13.59		$12.06	$14.45	$13.33	$12.42	$10.60
Income from investment operations:
Net investment income‡	0.19		0.37	0.37	0.32	0.20	0.27
Net realized and unrealized gain (loss) on investments	0.44		1.56	(2.41)	1.15	0.90	1.88
Total from investment operations	0.63		1.93	(2.04)	1.47	1.10	2.15
Less distributions to shareholders:
From net investment income	(0.03)		(0.40)	(0.35)	(0.35)	(0.19)	(0.30)
From return of capital	—		—	—	(0.00)†	—	(0.03)
Total distributions	(0.03)		(0.40)	(0.35)	(0.35)	(0.19)	(0.33)
Net asset value, end of period	$14.19		$13.59	$12.06	$14.45	$13.33	$12.42
Total Return+	4.67	%*	16.00%	(14.16)%	11.05%	8.90%	20.32%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$244,266		$232,710	$206,628	$243,721	$209,926	$195,973
Net expenses to average daily net assets•	0.58	%**	0.57%	0.56%	0.57%	0.62%	0.63%
Net investment income to average daily net assets•	2.78	%**	2.82%	2.89%	2.20%	1.77%	2.34%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses•	0.63	%**	0.65%	0.63%	0.58%	0.65%	0.68%
Net investment income•	2.73	%**	2.74%	2.82%	2.19%	1.74%	2.30%
Portfolio turnover rate	6	%*	23%	18%	9%	10%	13%

‡  Calculation based on average shares outstanding.

†  Represents amounts less than $0.005 per share.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$29.06		$23.19	$33.87	$33.48	$29.33	$22.85
Income from investment operations:
Net investment loss‡	(0.06)		(0.07)	(0.05)	(0.14)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	6.67		7.48	(8.58)	7.32	8.46	8.31
Total from investment operations	6.61		7.41	(8.63)	7.18	8.34	8.24
Less distributions to shareholders:
From net realized capital gains	(0.08)		(1.54)	(2.05)	(6.79)	(4.19)	(1.76)
Net asset value, end of period	$35.59		$29.06	$23.19	$33.87	$33.48	$29.33
Total Return+	22.74	%*	32.04%	(25.41)%	21.49%	28.89%	36.09%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$291,091		$242,100	$201,244	$273,085	$236,022	$210,615
Net expenses to average daily net assets	0.74	%**	0.77%	0.76%	0.75%	0.78%	0.77%
Net investment loss to average daily net assets	(0.38	)%**	(0.26)%	(0.19)%	(0.37)%	(0.38)%	(0.25)%
Portfolio turnover rate	29	%*	32%	37%	32%	31%	22%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$24.43		$21.14	$28.30	$28.77	$25.05	$21.14
Income from investment operations:
Net investment loss‡	(0.03)		(0.07)	(0.08)	(0.15)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.72		5.06	(5.11)	5.24	4.35	6.11
Total from investment operations	0.69		4.99	(5.19)	5.09	4.31	6.07
Less distributions to shareholders:
From net investment income	—		(0.11)	—	—	—	—
From net realized capital gains	—		(1.59)	(1.97)	(5.56)	(0.59)	(2.16)
Total distributions	—		(1.70)	(1.97)	(5.56)	(0.59)	(2.16)
Net asset value, end of period	$25.12		$24.43	$21.14	$28.30	$28.77	$25.05
Total Return+	2.78	%*	23.56%	(18.14)%	17.74%	17.73%	28.85%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$230,656		$227,952	$188,030	$232,758	$214,291	$181,375
Net expenses to average daily net assets	0.98	%**	1.02%	1.05%	1.04%	1.10%	1.10%
Net investment loss to average daily net assets	(0.25	)%**	(0.28)%	(0.34)%	(0.46)%	(0.19)%	(0.15)%
Portfolio turnover rate	16	%*	31%	27%	38%	32%	20%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$14.67		$14.15	$15.39	$12.02	$12.80	$11.06
Income from investment operations:
Net investment income‡	0.15		0.31	0.31	0.24	0.23	0.22
Net realized and unrealized gain (loss) on investments	1.22		0.75	(0.55)	3.37	(0.66)	2.16
Total from investment operations	1.37		1.06	(0.24)	3.61	(0.43)	2.38
Less distributions to shareholders:
From net investment income	—		(0.32)	(0.31)	(0.24)	(0.22)	(0.22)
From net realized capital gains	(0.01)		(0.22)	(0.69)	—	(0.13)	(0.42)
Total distributions	(0.01)		(0.54)	(1.00)	(0.24)	(0.35)	(0.64)
Net asset value, end of period	$16.03		$14.67	$14.15	$15.39	$12.02	$12.80
Total Return+	9.31	%*	7.61%	(1.45)%	30.01%	(3.16)%	21.52%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$143,165		$135,230	$131,956	$135,006	$97,885	$99,890
Net expenses to average daily net assets	0.63	%**	0.65%	0.63%	0.65%	0.68%	0.68%
Net investment income to average daily net assets	1.99	%**	2.21%	2.08%	1.67%	2.09%	1.73%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	N/A	N/A	0.72%	0.69%
Net investment income	N/A		N/A	N/A	N/A	2.06%	1.72%
Portfolio turnover rate	26	%*	48%	48%	61%	157%#	107%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

#  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2024, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

To achieve the Fund's investment objective, Dimensional Fund Advisors LP ("Dimensional") implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund's design emphasizes long-term drivers of expected returns identified by Dimensional's research, while balancing risk through broad diversification across companies and sectors. Dimensional's portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of non-U.S. companies in countries with developed and emerging markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. For purposes of the Fund, Dimensional defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by Dimensional's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly in the Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"). The Underlying Fund is designed to purchase a broad and diverse group of equity securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies. As of the date of this semi-annual report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

The Fund's increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund's assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria Dimensional uses for assessing relative price and profitability are subject to change from time to time.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Dimensional may also increase or reduce the Fund's exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company's price momentum, short-run reversals, and investment characteristics. In assessing a company's investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing a company's investment characteristics are subject to change from time to time. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. The Fund may invest up to 40% of its total assets in emerging markets. The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund's investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

M Large Cap Growth Fund

M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

Additionally, Environmental, Social, and Governance ("ESG") is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. DSM assigns a proprietary ESG score to every company that it researches. Scores range from CCC to AAA, and DSM utilizes MSCI's ESG Ratings and Controversies as a starting point to make adjustments to ESG scores across key categories: (1) UN Global Compact Compliance—DSM monitors whether companies are designated as Pass, Watchlist or Fail; (2) Environment—Companies are evaluated based on (i) whether they have a Net Zero target year and what target date is set, (ii) whether they report Scope 1, 2, and 3 greenhouse gas emissions, and (iii) a proprietary environmental controversy score; (3) Social—Companies are evaluated based on (i) privacy & data policies, (ii) human capital management, and (iii) a proprietary social controversy score; (4) Governance—Companies are evaluated based on (i) whether they report their board diversity and their percentage of diverse board members, (ii) board effectiveness, (iii) executive compensation, (iv) ownership and control, and (v) a proprietary governance controversy score. Each Analyst/Portfolio Manager at DSM completes in-depth fundamental research on ESG subjects impacting our holdings and then assigns scores using a consistent methodology. DSM stores all ESG scores, communications, and developments in centralized folders on Bloomberg so that companies' ESG histories and DSM's ESG activities are available to all Analyst/Portfolio Managers.

ESG scores are included in DSM's internal research summaries and have an impact on DSM's investment decisions and our overall assessment of a stock, which affect position sizing and selection. ESG considerations have both kept DSM from investing in certain companies and have led to selling portfolio holdings.

M Capital Appreciation Fund

M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of June 30, 2024, the market capitalization range of companies in the Russell 2500® Index was between approximately $7.1 million and $47.4 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

M Large Cap Value Fund

M Large Cap Value Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index. As of June 30, 2024, the market capitalization range of companies in the Index was between approximately $364 million to $3.3 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System "NASDAQ") are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S exchange was determined, the Corporation may decide to value the security based on fair value using an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2024, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of June 30, 2024 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$11,359,468	$98	$—	$11,359,566
Austria	811,950	—	—	811,950
Belgium	1,715,261	—	—	1,715,261
Canada	18,000,102	—	—	18,000,102
Denmark	5,651,555	—	—	5,651,555
Finland	2,232,734	—	—	2,232,734
France	13,456,742	—	—	13,456,742
Germany	11,098,938	—	—	11,098,938
Hong Kong	2,950,546	1,226	—	2,951,772
Ireland	505,801	—	—	505,801
Israel	1,680,822	—	—	1,680,822
Italy	4,410,660	—	—	4,410,660
Japan	37,352,020	—	—	37,352,020
Netherlands	6,208,014	—	—	6,208,014
New Zealand	524,328	—	—	524,328
Norway	2,006,675	—	—	2,006,675
Portugal	462,458	—	—	462,458
Singapore	1,673,288	—	—	1,673,288
Spain	3,919,866	—	—	3,919,866
Sweden	5,305,845	—	—	5,305,845
Switzerland	13,600,060	—	—	13,600,060
United Kingdom	22,304,878	—	—	22,304,878
United States	145,365	—	—	145,365
Total Common Stocks	167,377,376	1,324	—	167,378,700
Affiliated Investment Company
United States	73,601,914	—	—	73,601,914
Warrants
Canada	—	—	—	—

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights
Australia	$—	$—	$—	$—
France	—	1,806	—	1,806
Italy	—	—	—	—
Total Rights	—	1,806	—	1,806
Preferred Stocks
Germany	730,091	—	—	730,091
Italy	47,326	—	—	47,326
Total Preferred Stock	777,417	—	—	777,417
Short-Term Investments
Investments in Security Lending Collateral	—	6,474,969	—	6,474,969
Total Investments, at Value	241,756,707	6,478,099	—	248,234,806
Total	$241,756,707	$6,478,099	$—	$248,234,806

At June 30, 2024, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of June 30, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of June 30, 2024 for the period ended June 30, 2024
Common Stocks	$39	$—	$—	$—	$(39)	$—	$—	$—	$—
Rights	—	—	—	—	—	—	—	—	—
Total	$39	$—	$—	$—	$(39)	$—	$—	$—	$—

*  The Fund(s) recognize transfers between the levels as of the beginning of the period.

The M International Equity Fund did not have any significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended June 30, 2024.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the financial highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as securities lending agent, beginning February 1, 2024. From January 1, 2024 through January 31, 2024, 70% was paid to the Fund and 30% was paid to the custodian as securities lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$6,474,969	$—	$6,474,969	$—	$6,474,969	$—
M Capital Appreciation Fund	2,968,456	—	2,968,456	—	2,968,456	—
M Large Cap Value Fund	10,647	—	10,647	—	10,647	—

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of June 30, 2024.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$6,474,969	$—	$—	$—	$6,474,969
M Capital Appreciation Fund	Common Stocks	2,968,456	—	—	—	2,968,456
M Large Cap Value Fund	Common Stocks	10,647	—	—	—	10,647

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

In addition, the Funds received cash and non-cash collateral in the form of U.S. Government obligations, which the Funds cannot sell or repledge as follows:

Fund	Value of Securities Loaned with Cash Collateral	Value of Cash Collateral	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$6,166,720	$6,474,969	$7,220,985	$7,635,682
M Capital Appreciation Fund	2,817,746	2,968,456	4,339,061	4,512,798
M Large Cap Value Fund	10,432	10,647	73,409	75,532

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2024, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2021 through December 2023. No examination of any of the Funds' tax filings is currently in progress.

Significant Concentrations

The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company ("FDIC") Insurance limits. As a result, the Fund is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the Fund's
sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter
M Large Cap Growth Fund	0.65% on the first $50 million
0.60% on the next $50 million
0.55% on the amounts thereafter
M Capital Appreciation Fund	0.85% on the first $125 million
0.75% on the amounts thereafter
M Large Cap Value Fund	0.43%

Each year, from the inception of the Funds through April 30, 2024, the Adviser had contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. The Adviser decided not to extend the Expense Limitation Agreement beyond its expiration date of April 30, 2024. For the six months ended June 30, 2024, the Adviser reimbursed $58,790 of other expenses for the M International Equity Fund.

The Adviser has engaged Dimensional Fund Advisors LP, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Brandywine Global Investment Management, LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.25% on the first $100 million
0.20% on the amounts thereafter

Sub-Adviser shall not receive any sub-advisory fee for its sub-advisory services to the M International Equity Fund with respect to assets of the M International Equity Fund invested in any other mutual fund advised by the Sub-Adviser nor shall such assets count towards the application of the $100 million breakpoint.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Sub-Advisory Fees
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts thereafter
M Capital Appreciation Fund	0.70% on the first $125 million
0.60% on the amounts thereafter.
M Large Cap Value Fund	0.28%

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

The Corporation pays no compensation to its officers or Interested Directors. Effective January 1, 2024 the Corporation pays each Independent Director $2,000 per meeting of the Board that he or she attends. The Corporation pays each Independent Director an annual retainer of $26,500. Each member of the Audit Committee and each member of the Nominating and Corporate Governance Committee receives $2,000 per meeting of the Audit Committee or Nominating and Corporate Governance Committee that he or she attends. The Chair of the Board and the Chair of the Audit Committee each receive additional annual compensation of $10,000.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The Company which is an affiliate of the M International Equity Fund as of June 30, 2024, is noted in the Fund's Schedule of Investments. During the six months ended June 30, 2024, purchases and sales transactions, income earned from investments and shares held of investment companies managed by Dimensional for the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Value, End of Period	Dividend Income	Shares End of Period
DFA Emerging Markets Core Equity Portfolio	$66,590,420	$4,962,964	$(2,850,008)	$26,503	$4,872,035	$73,601,914	$102,397	3,062,918

The DFA Emerging Markets Core Equity Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Emerging Markets Core Equity Portfolio at any time if the Adviser determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Emerging Markets Core Equity Portfolio. The financial statements of the DFA Emerging Markets Core Equity Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the M International Equity Fund's financial statements. As of June 30, 2024, the percentage of M International Equity Fund net assets invested in the DFA Emerging Markets Core Equity Portfolio was 30.1%.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2024, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$18,805,827	$15,207,002
M Large Cap Growth Fund	76,704,453	82,924,980
M Capital Appreciation Fund	35,077,607	42,127,473
M Large Cap Value Fund	35,707,675	38,640,571

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Shares sold	1,184,126	2,302,249	369,566	607,433
Shares repurchased	(1,138,451)	(2,799,991)	(540,860)	(1,380,448)
Distributions reinvested	41,548	488,784	17,810	426,897
Net increase (decrease)	87,223	(8,958)	(153,484)	(346,118)
Fund Shares:
Beginning of period	17,125,746	17,134,704	8,331,885	8,678,003
End of period	17,212,969	17,125,746	8,178,401	8,331,885
	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Shares sold	323,862	675,157	398,072	1,112,719
Shares repurchased	(470,514)	(843,264)	(689,562)	(1,558,922)
Distributions reinvested	—	603,727	3,545	340,187
Net increase (decrease)	(146,652)	435,620	(287,945)	(106,016)
Fund Shares:
Beginning of period	9,330,571	8,894,951	9,218,745	9,324,761
End of period	9,183,919	9,330,571	8,930,800	9,218,745

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received.

The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Additional Market Disruption Risk

Financial and securities markets are volatile and may be affected by political, regulatory, social, economic, and other global developments and disruptions, including those arising out of geopolitical events, armed conflict, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics), natural disasters, terrorism and governmental or quasi-governmental actions. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the value and liquidity of a Fund and its investments.

In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the U.S., issued broad-ranging sanctions on Russia and certain Russian companies and individuals. Although the hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia's economy, currency, companies and region, these events may negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on a Fund's investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. The sanctions and compliance with these sanctions may impair the ability of a Fund to buy, sell, hold or deliver Russian securities and/or other assets, including those listed on U.S. or other exchanges. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which a Fund may invest. Accordingly, there may be a heightened risk of cyberattacks by Russia in response to the sanctions. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; the potential for wider conflict; and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on a Fund's investments as well as a Fund's performance, and the value or liquidity of certain securities held by a Fund may decline significantly. In addition, rising tensions between China and Taiwan over a forced reunification have caused concerns in the region and globally. China sees self-ruled Taiwan as a breakaway province that will eventually be part of China again. Previous efforts by China's leadership sought to bring about reunification by non-military means. Beginning in 2021, concerns escalated when China

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

began sending military aircraft into Taiwan's air defense zone, a self-declared area where foreign aircraft are identified, monitored and controlled in the interests of Taiwan's national security. These actions have caused Taiwan and other countries to fear further escalation in the region. Any escalation of hostility between China and/or Taiwan would likely have a significant adverse impact on the value of investments in both countries and on economies, markets and individual securities globally, which could negatively affect the value and liquidity of a Fund's investments. Recently, the Israel-Hamas war has resulted in significant loss of life and increased volatility in the Middle East, and there is a risk that the war could worsen or spread within the region. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund's performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict, but could be substantial.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2024, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2024, the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Security Life of Denver
M International Equity Fund	37.6%	45.8%	5.7%	3.6%
M Large Cap Growth Fund	48.3%	37.4%	4.0%	1.4%
M Capital Appreciation Fund	44.9%	39.6%	2.3%	6.2%
M Large Cap Value Fund	49.9%	35.6%	3.1%	1.2%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Tax Information

As of June 30, 2024, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$219,573,095	$46,777,620	$(18,115,909)	$28,661,711
M Large Cap Growth Fund	163,848,015	127,308,382	(2,144,567)	125,163,815
M Capital Appreciation Fund	178,154,774	71,542,313	(22,261,916)	49,280,397
M Large Cap Value Fund	114,411,529	29,380,259	(1,540,430)	27,839,829

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and M Financial Investment Advisers, Inc. ("MFIA" or the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Dimensional Fund Advisors ("Dimensional"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Brandywine Global Investment Management ("Brandywine"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 22, 2024, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements with Dimensional, DSM, Frontier, and Brandywine. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history and legal proceedings; (4) the investment performance of each Fund, the Adviser, and each Sub-Adviser; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory or Sub-Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 22, 2024 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that the Adviser has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2023, the Adviser had approximately $838 million in assets under management, all of which were assets of the Corporation. The Adviser currently delegates the day-to-day management of the Funds to the Sub-Advisers. The Adviser monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires, reporting significant changes and developments to the Board at least quarterly and conducts on-site due diligence meetings. The Board noted that a complete description of the services provided by the Adviser and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. It was noted that the Adviser's organizational chart is also included in the Board Materials. The Board concluded that the Adviser has the operational experience, capability, resources, and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that Dimensional was founded in 1981 and has managed the M International Equity Fund since December 2018. As of December 31, 2023, Dimensional had approximately $677 billion of assets under management. The Board noted that Dimensional uses a team approach in all business aspects. In accordance with the team approach, Dimensional investment professionals make investment decisions based on guidelines, policies and procedures established by its investment committee. The Board concluded that Dimensional's investment team has significant operational experience and the capability, resources, and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2023, DSM had approximately $6.7 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers and the Adviser has direct access to DSM's principals. A complete description of the services provided by DSM and the experience of its professionals is contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that DSM has significant operational experience and the capability, resources, and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $10.1 billion in assets under management as of December 31, 2023. The Board noted that Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts, and portfolio managers, and continues to provide high quality responsive service to MFIA's requests. A complete description of the services provided by Frontier and the experience of its professionals was contained in

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

the firm's Form ADV, which was included in the Board Materials. The Board concluded that Frontier has significant operational experience and the capability, resources, and personnel necessary to continue to manage the Fund.

M Large Cap Value Fund

The Board noted that Brandywine was founded in 1986 and has managed the M Large Cap Value Fund since May 2020. Brandywine sub-advises 27 other mutual funds, 26 within a different investment strategy from the M Large Cap Value Fund; the first beginning in 1998 and the most recent in 2022, and as of December 31, 2023, Brandywine had approximately $62.3 billion in assets under management. The Board noted that Brandywine uses a quantitative deselection process to eliminate companies based on certain metrics (valuation, price momentum, changes in outstanding shares) followed by a fundamental deselection process (litigation, risk, etc.) that results in a list of remaining stocks that are then weighted based on market cap and controlling overall portfolio risk. The Board concluded that Brandywine's investment team has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer ("CCO") and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2023. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted MFIA's active approach to evaluating each sub-advisory relationship including meeting annually with each Sub-Adviser. The Board concluded that MFIA was appropriately managing each sub-advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, four-, five- and 10-year periods ended December 31, 2023 and for the period from the inception of each Fund through December 31, 2023.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund while it has been managed by Dimensional. The Fund exceeded its benchmark, the MSCI AC World ex US Index, for the one-, two-, three-, four-, and five-year periods ended December 31, 2023. The Fund lagged its benchmark for the 10-year time period ended December 31, 2023. For the first five years of the 10-year period, the Fund was managed by another sub-adviser. The Board concluded that it was satisfied with Dimensional's investment performance.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund lagged its benchmark, the Russell 1000 Growth Index, for the one-, two-, three-, four-, five-, and 10-year periods year periods ended December 31, 2023. The Board discussed the reasons for the underperformance of the Fund and noted MFIA has increased its oversight of DSM's investment performance. The Board stated that it would also continue to monitor DSM's performance closely each quarter. The Board concluded that DSM's performance was adequate and was in line with expectations given DSM's strategy.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the one-, two-, three-, four-, five-, and 10-year periods ended December 31, 2023. The Board concluded that it was satisfied with Frontier's investment performance.

M Large Cap Value Fund

The Board considered the investment performance of M Large Cap Value Fund while it has been managed by Brandywine. The Fund exceeded its benchmark, the Russell 1000 Index, for the two-, three-, and four-year periods ended December 31, 2023, but lagged the benchmark for the one-, five- and 10-year periods ended December 31, 2023. It was noted that for a portion of the five- and 10-year periods, the Fund was managed by another sub-adviser. The Board concluded that it is satisfied with Brandywine's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board reviewed information comparing the advisory fee of each Fund to the advisory fee charged to similar funds. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients, while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies.

M International Equity Fund

The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's advisory fee and expenses both ranked in the 1st quintile of its peer group in both the actual and pro forma comparisons. It was also noted that the Fund's effective advisory fee in 2023 was 0.32% of average daily net assets with 0.15% retained by MFIA and 0.17% paid to Dimensional as the Sub-Adviser. It was noted that Dimensional's sub-advisory fees are 0.25% on the first $100 million of assets and 0.20% on amounts over $100 million, excluding assets invested in other Dimensional

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

managed mutual funds. The Board reviewed Dimensional's financial statements. The Board noted that no "fall-out" or collateral benefits to Dimensional, MFIA or the Corporation resulting from the sub-advisory relationship were reported. It was further noted that Dimensional does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that Dimensional's fees were fair and reasonable.

M Large Cap Growth Fund

The Board considered the advisory fees payable to DSM. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's advisory fee and expenses both ranked in the 3rd quintile of its peer group and that the sub-advisory fee DSM charges to the Fund is lower that its standard fee structure for separately managed accounts in its large cap growth strategy. The Board noted that the Fund's effective advisory fee in 2023 was 0.58% of average daily net assets with 0.15% retained by MFIA and 0.43% paid to DSM as the Sub-Adviser. It was noted that DSM's sub-advisory fees are 0.50% on the first $50 million of assets, 0.45% on the next $50 million and 0.40% thereafter. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" or collateral benefits to DSM, MFIA or the Corporation resulting from the sub-advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's effective advisory fee in 2023 was 0.82% of average daily net assets with 0.15% retained by MFIA and 0.67% paid to Frontier as the Sub-Adviser. It was noted that Frontier's sub-advisory fees are 0.70% on the first $125 million of assets and 0.60% thereafter. It was further noted that the Fund's advisory fee and expenses ranked in the 4th and 5th quintiles of its peer group, respectively, but still falls within a reasonable range of its peers. Frontier manages approximately 12 separate accounts in the capital appreciation strategy, and all but three pay the same fee that the Fund pays. The Board reviewed Frontier's financial statements. The Board noted that no "fall-out" or collateral benefits to Frontier, MFIA or the Corporation resulting from the sub-advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board considered the advisory fees payable to Brandywine. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. The Board noted that the Fund's effective advisory fee in 2023 was 0.43% of average daily net assets with 0.15% retained by MFIA, and 0.28% paid to Brandywine as the Sub-Adviser. It was noted that the Fund's advisory fee and expenses ranked in the 1st and 3rd quintiles of its peer group, respectively. The Board reviewed the consolidated balance sheets of Brandywine's parent company, Franklin Templeton. The Board noted that no "fall-out" or collateral benefits to Brandywine, MFIA or the Corporation resulting from the sub-advisory relationship

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

were reported; however, Brandywine does engage in soft dollar transactions on behalf of the Fund and other accounts. The Board concluded that Brandywine's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund, M Large Cap Growth Fund, and M Capital Appreciation Fund to Dimensional, DSM and Frontier, respectively, decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that, to the extent that these economies of scale are experienced, they would benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board reviewed information from the Broadridge 15(c) Report comparing the total annual operating expenses of each Fund to the total annual operating expenses of similar funds.

The Board acknowledged that MFIA had decided not to renew the expense limitation agreement by and between MFIA and the Corporation (the "ELA") but that the only Fund that had benefited from the ELA in 2023 was the International Equity Fund. The Board further noted that the pro forma expense information provided in the Broadridge 15(c) Report had been helpful in evaluating the impact of the discontinuation of the ELA on the M International Equity Fund. The Board concluded that the Corporation's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's CCO reviews each Sub-Adviser's written policies and procedures for fair-trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M International Equity Fund

The Board noted that Dimensional selects brokers based on a number of stated criteria and that all brokers used by Dimensional must be approved in accordance with Dimensional's policies and procedures. Brokers are reviewed

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

and approved by Dimensional at least annually by its investment committee. The Board noted that Dimensional does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with Dimensional's policies and procedures for broker selection and best execution.

M Large Cap Growth Fund

The Board considered brokerage arrangements by DSM on behalf of the Fund. It was noted that additional information regarding DSM's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding DSM's 2023 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board considered brokerage arrangements by Frontier on behalf of the Fund. It was noted that additional detailed information regarding Frontier's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Frontier's 2023 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that Brandywine selects brokers based on a number of stated criteria and that all brokers used by Brandywine must be approved in accordance with Brandywine's policies and procedures. Brokers are reviewed and approved by Brandywine at least annually by its investment committee. It was noted that Brandywine maintains an approved list of brokers and Senior Investment Personnel may decide to suspend trading with a broker or remove a broker from the approved list for any reason. It was further noted that more detailed information regarding Brandywine's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Brandywine's 2023 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Brandywine's policies and procedures for broker selection and best execution.

CONCLUSIONS

The Board noted that no single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, and based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement with MFIA and the sub-advisory agreements with Dimensional, DSM, Frontier, and Brandywine.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Portfolio Holdings Disclosure

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund's fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Funds' fiscal quarter. You can find SEC filings on the SEC's website, www.sec.gov. Each Fund will also make the quarterly holdings reports available on the Corporation's website at www.mfin.com/m-funds. Once you reach the website, scroll to the bottom of the web page to find the most recent quarterly report under the "Additional Information" heading. The holdings can be found under "Reports and Statements" within the Annual and Semi-Annual Reports and Schedule of Investments.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available without charge, (1) upon request, by calling the Corporation toll-free at 1-888-736-2878; (2) on the Corporation's website at www.mfin.com/m-funds as soon as is reasonably practical after its report on Form N-PX is filed with the SEC; and (3) on Form N-PX on the SEC's website at www.sec.gov.

(b)  The Registrant's Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 19(a)(3).

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Robert Olson
Robert Olson President/Principal Executive Officer

Date:       September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Olson
Robert Olson President/Principal Executive Officer

Date:       September 5, 2024

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer

Date:       September 5, 2024